                           VARIABLE FUND D PROSPECTUS

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                          http://www.minnesotalife.com

This Prospectus describes three contracts: an Individual, Flexible Payment Variable Annuity contract ("Individual Accumulation Annuity"), a Group Accumulation Annuity and a Group Deposit Administration contract.

Your contract values are invested in our Variable Fund D. Variable Fund D invests in shares of Advantus Series Fund, Inc. ("Fund"). You contract's accumulation value and the amount of each variable annuity payment will vary in accordance with performance of the Fund investment portfolio(s) you select. You bear the entire investment risk for any amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further contract information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its Table of Contents may be found at the end of this Prospectus.

           THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT
                  PROSPECTUS OF THE ADVANTUS SERIES FUND, INC.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

 The date of this Prospectus and of the Statement of Additional Information is:
                                  May 1, 2002.

F.16106 Rev.5-2002

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND, IF GIVEN OR MADE, SHOULD NOT BE RELIED UPON.

TABLE OF CONTENTS

DEFINITIONS                                                                    1

SYNOPSIS                                                                       2

EXPENSE TABLE                                                                  6

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS                      10

GENERAL DESCRIPTIONS                                                          11
      Minnesota Life Insurance Company                                        11
      Variable Fund D                                                         11
      Advantus Series Fund, Inc.                                              11
      Additions, Deletions or Substitutions                                   12

CONTRACT DEDUCTIONS                                                           12
      Sales Charges                                                           12
      Premium Taxes                                                           13
      Investment Management                                                   13
      Mortality and Expense Risks                                             14
      Other Expenses                                                          14

DESCRIPTION OF THE CONTRACTS                                                  14

VOTING RIGHTS                                                                 17

ANNUITY PERIOD                                                                18

DEATH BENEFITS                                                                21

CREDITING ACCUMULATION UNITS                                                  22

WITHDRAWALS AND SURRENDER                                                     26

DISTRIBUTION                                                                  27

FEDERAL TAX STATUS                                                            27

PERFORMANCE DATA                                                              33

STATEMENT OF ADDITIONAL INFORMATION                                           34

APPENDIX A -- CONDENSED FINANCIAL INFORMATION                                A-1

APPENDIX B -- TYPES OF QUALIFIED PLANS                                       B-1

DEFINITIONS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of the values under a contract in the General Account and in Variable Fund D.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND: the mutual fund or separate investment portfolio within a series mutual fund which has been designated as an eligible investment for Variable Fund D, namely, Advantus Series Fund, Inc. and its Portfolios.

GENERAL ACCOUNT: all of our assets other than those in Variable Fund D or in other separate accounts established by us.

PARTICIPANT: a person for whom an interest is maintained under a group annuity contract, prior to the time that annuity payments begin.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

PURCHASE PAYMENTS:  amounts paid to us under a contract.

VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of Variable Fund D.

VARIABLE FUND D: a separate investment account called Variable Fund D, where the investment experience of its assets is kept separate from our other assets. This separate account has several sub-accounts.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the Contract Owner.

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THIS SYNOPSIS CONTAINS A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE
VARIABLE ANNUITY CONTRACTS DESCRIBED IN THIS PROSPECTUS. THE SUMMARY DOES NOT PROVIDE A FULL DESCRIPTION OF THE CONTRACTS, WHICH IS PROVIDED ONLY IN THE PROSPECTUS.

WHAT IS AN ANNUITY?

An annuity is a series of payments by an insurance company to an "annuitant." These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments of a guaranteed amount is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT TYPE OF CONTRACT IS OFFERED BY THIS PROSPECTUS?

We offer an Individual Accumulation Annuity, Group Accumulation Annuity and a Group Deposit Administration contract by this prospectus. The contracts are offered for use in connection with certain retirement plans including:

    -  employer premium or profit sharing plans qualified under
       Section 401(a) or 403(a) of the Internal Revenue Code ("Code");

    -  H.R. 10 or Keogh Plans;

    - annuity purchase plans adopted by public school systems and certain tax exempt organization pursuant to Section 403(b) of the Code;

    -  individual retirement annuity plans under Section 408 of the Code; and

    -  eligible state deferred compensation plans under Section 457 of the Code.

The contracts are combined fixed and variable annuity contracts which provide for monthly annuity payments. The contracts invest in one or more portfolios of the Advantus Series Fund, Inc. ("Fund").

ARE THERE PURCHASE PAYMENT LIMITATIONS?

Yes. The minimum purchase payments for the first contract year under a Group Deposit Administration Contract is $3,000. The minimum periodic purchase payment under an Individual Accumulation Annuity Contract and as to each participant under a Group Accumulation Annuity Contract is $10.

Purchase payments received under a contract are allocated either to our General Account or to Variable Fund D. In the General Account, purchase payments receive interest and principal guarantees. In Variable Fund D, your purchase payments are invested in Advantus Series Fund, Inc.

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This Prospectus describes only the variable aspects of the contracts, except where fixed aspects are specifically mentioned. You may look to your contract language for descriptions of the fixed portion of the contracts.

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to Variable Fund D are invested exclusively in shares of one or more Fund Portfolios. Not all of the Series Fund Portfolios in existence are available to Variable Fund D. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

THE AVAILABLE PORTFOLIOS OF THE FUND ARE:

     Growth Portfolio
     Bond Portfolio
     Money Market Portfolio
     Asset Allocation Portfolio
     Mortgage Securities Portfolio
     Index 500 Portfolio
     Small Company Growth Portfolio

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing in the contract.

CAN YOU CHANGE THE PORTFOLIO(S) THAT YOU SELECT?

Yes. You can change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center, notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios or between the General Account and the separate accounts. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period. There is currently no charge to transfer among Portfolios, however we reserve the right to impose a charge in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACT?

We deduct a daily charge equal to an annual rate of .795% of the net asset value of Variable Fund D for our mortality and expense risk guarantees. We reserve the right to increase the charge to 1.40% on an annual rate.

The sales charge is equal to 7% of purchase payments on all contracts. A portion of the sales charge may be used to pay distribution costs. The principal underwriter may pay up to 3.75% of the amount of purchase payments to broker-dealers who sell the contract.

Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

There is a one time contract fee of $200 if you elect a fixed annuity.

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The Portfolios pay investment advisory and other expenses. Total expenses of the
Portfolios range from .42% to .97% of average daily net assets of the Portfolios on an annual basis. To the extent total expense of Growth Portfolio exceeds ..265%, Minnesota Life will make a reimbursement to Variable Fund D contracts.

We reserve the right to assess a $100 fee to cover administrative expenses if you choose to exchange your contract for another of our variable annuity contracts.

CAN YOU MAKE PARTIAL WITHDRAWALS OR SURRENDER THE CONTRACT?

Yes. You may surrender the contract in whole or in part, subject to any limitations imposed by the retirement plan or program, before an annuity begins. Your request for withdrawals must be in writing.

A penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from the contract in certain circumstances, including distributions, made prior to the contract owner's attainment of age 59 1/2.

Once an annuity option has been elected and payments begin, payments will be made only in accordance with the terms of that option.

DO YOU HAVE A RIGHT TO CANCEL YOUR CONTRACT?

The purchaser of an Individual Accumulation Annuity Contract may revoke the contract within 10 days after its delivery by returning the contract to us or your agent. In some states this "free look" period may be longer than 10 days. For example, California's free look period is 30 days. These rights are subject to change and may vary among the states.

WHAT IF THE CONTRACT OWNER OR ANNUITANT DIES?

Death benefits, if any, payable under Group Deposit Administration Contracts are determined by the provisions of the applicable qualified trust or plan. If the contract owner or participant of an Individual Accumulation Annuity or Group Accumulation Annuity Contract dies prior to commencement of annuity payments, death benefits will equal the value of the participant's individual account as of the valuation date coincident with or next following the date proof of death is received by us.

If the annuitant dies after annuity payments have begun, we will pay the beneficiary any death benefit provided by the annuity option selected.

Certain group accumulation annuity contract have been endorsed to provide death benefits differently from the description above. You should read your contract and the "Death Benefit" section carefully.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    -  a life annuity;

    - a life annuity with a period certain of either 120 months, 180 months or 240 months;

    -  a joint and last survivor annuity and

    -  a period certain annuity.

Each annuity option may be elected as either a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

EXPENSE TABLE

The tables below are to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment under applicable law. The tables show the expenses after expense reimbursement.

The following contract expense information below is intended to illustrate the expense of a Variable Fund D variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

INDIVIDUAL ACCUMULATION ANNUITY AND PARTICIPANT
INTERESTS UNDER THE GROUP ANNUITY CONTRACTS

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charges on Purchase Payments (as a percentage of            7%
  purchase payments)

SEPARATE ACCOUNT ANNUAL EXPENSES--GROWTH SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Investment Management Fee Reimbursement                       (.435)%
Mortality and Expense Risk Fees                                .795%
Other Expense Reimbursement                                   (.050)%
                                                              -----
Total Sub-Account Annual Expenses                              .310%
                                                              =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Growth Portfolio)

Growth Portfolio
Investment Management Fees                                     .450%
Distribution Expenses                                          .250%
Other Expenses                                                 .050%
                                                              -----
Total Growth Portfolio Annual Expenses                         .750%
                                                              =====

EXAMPLE--For contracts using the Growth Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $80        $101       $124       $190

SEPARATE ACCOUNT ANNUAL EXPENSES--BOND SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                                .795%
                                                              -----
Total Sub-Account Annual Expenses                              .795%
                                                              =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Bond Portfolio)

Bond Portfolio
Investment Management Fees                                     .300%
Distribution Expenses                                          .250%
Other Expenses                                                 .050%
                                                              -----
Total Bond Portfolio Annual Expenses                           .600%
                                                              =====

EXAMPLE--For contracts using the Bond Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $83        $111       $141       $226

SEPARATE ACCOUNT ANNUAL EXPENSES--MONEY MARKET SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                                .795%
                                                              -----
Total Sub-Account Annual Expenses                              .795%
                                                              =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Money Market Portfolio)

Money Market Portfolio
Investment Management Fees                                     .250%
Distribution Expenses                                          .250%
Other Expenses                                                 .070%
                                                              -----
Total Money Market Portfolio Annual Expenses                   .570%
                                                              =====

EXAMPLE--For contracts using the Money Market Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $83        $110       $140       $223

SEPARATE ACCOUNT ANNUAL EXPENSES--ASSET ALLOCATION SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                                .795%
                                                              -----
Total Sub-Account Annual Expenses                              .795%
                                                              =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Asset Allocation Portfolio)

Asset Allocation Portfolio
Investment Management Fees                                     .350%
Distribution Expenses                                          .250%
Other Expenses                                                 .040%
                                                              -----
Total Asset Allocation Portfolio Annual Expense                .640%
                                                              =====

EXAMPLE--For contracts using the Asset Allocation Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $84        $112       $143       $230

SEPARATE ACCOUNT ANNUAL EXPENSES--MORTGAGE SECURITIES SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                                .795%
                                                              -----
Total Sub-Account Annual Expenses                              .795%
                                                              =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Mortgage Securities Portfolio)

Mortgage Securities Portfolio
Investment Management Fees                                     .300%
Distribution Expenses                                          .250%
Other Expenses                                                 .060%
                                                              -----
Total Mortgage Securities Portfolio Annual Expenses            .610%
                                                              =====

EXAMPLE--For contracts using the Mortgage Securities Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $83        $111       $141       $227

SEPARATE ACCOUNT ANNUAL EXPENSES--INDEX 500 SUB-ACCOUNT
(as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                                .795%
                                                              -----
Total Sub-Account Annual Expenses                              .795%
                                                              =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Index 500 Portfolio)

Index 500 Portfolio
Investment Management Fees                                     .120%
Distribution Expenses                                          .250%
Other Expenses                                                 .050%
                                                              -----
Total Index 500 Portfolio Annual Expense                       .420%
                                                              =====

EXAMPLE--For contracts using the Index 500 Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $82        $106       $132       $207

SEPARATE ACCOUNT ANNUAL EXPENSES--SMALL COMPANY GROWTH SUB-ACCOUNT (as a percentage of average daily sub-account net assets)

Mortality and Expense Risk Fees                                .795%
                                                              -----
Total Sub-Account Annual Expenses                              .795%
                                                              =====

ADVANTUS SERIES FUND, INC. ANNUAL EXPENSES
(as a percentage of Advantus Series Fund average net assets for the Small Company Growth Portfolio)

Small Company Growth Portfolio
Investment Management Fees                                     .650%
Distribution Expenses                                          .250%
Other Expenses                                                 .070%
                                                              -----
Total Small Company Growth Portfolio Annual Expense            .970%
                                                              =====

EXAMPLE--For contracts using the Small Company Growth Portfolio:

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                          --------   --------   --------   --------
If you surrender your contract at the end of the
  applicable time period:
You would pay the following expenses on a $1,000
  investment, assuming 5% annual return on assets           $87        $122       $159       $263

The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. In addition, Variable Fund D amounts in the Growth Portfolio are shown after the reimbursement (which is made to the Separate Account Sub-Account for management fees). For additional information on this reimbursement, the "Contract Deductions" section.

The previous examples should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL
STATEMENTS

The financial history of each sub-account may be found in the Appendix entitled "Condensed Financial Information." The complete financial statements of Variable Fund D and Minnesota Life Insurance Company are included in the Statement of Additional Information.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE FUND D

We established Variable Fund D on October 16, 1967, in accordance with certain provisions of Minnesota Insurance Law. Variable Fund D was registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The separate account meets the definition of a separate account under the federal securities laws.

The assets of Variable Fund D are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of Variable Fund D is entirely independent of both the investment performance of our general account and of any of our separate accounts. All obligations under the contracts are our general corporate obligations.

Variable Fund D was reorganized in 1990 as a unit investment trust, transferred all of its assets to the Growth Portfolio of the Advantus Series Fund, Inc. in exchange for shares of that Portfolio. As part of that Reorganization it now consists of sub-accounts, each investing its assets solely in the shares of one of the Series Fund Portfolios. The Series Fund has a number of Portfolios which are not available to Variable Fund D. Registration with the Securities and Exchange Commission (the "Commission") does not involve supervision of the management or investment policies or practices of Variable Fund D by the Commission.

C. ADVANTUS SERIES FUND, INC.

The Advantus Series Fund, Inc. ("Series Fund") is a mutual fund advised by Advantus Capital. Advantus Capital is a wholly-owned subsidiary of Securian Financial Group, Inc. Advantus Capital has retained Credit Suisse Asset Management, LLC to sub-advise the Small Company Growth Portfolio.

A prospectus for the Series Fund is attached to this prospectus. You should carefully read the prospectuses before investing in the Contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of Variable Fund D. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in Variable Fund D and we reserve the right to add, combine or remove any sub-accounts of Variable Fund D. Each additional sub-account may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of Variable Fund D. The addition of any investment option will be made available to existing contract owners on such basis as may be determined by us.

We also reserve the right, when permitted by law, to de-register Variable
Fund D under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine Variable Fund D with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT DEDUCTIONS

The Contract has several types of charges, which are discussed below.

SALES CHARGES

The sales charge is equal to 7% of purchase payments on all contracts. For the treatment of certain Group Accumulation Annuity Contracts, see the section "Participation".

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To the extent that sales charges are insufficient to recover sales expenses,
Minnesota Life will pay sales expenses from its other assets or surplus. These assets may include proceeds from the mortality and expense risk charge described below.

We will waive the sales charge on amounts withdrawn because of an excess contribution to a tax-qualified contract including IRAs and tax-sheltered annuities.

Securian Financial Services, Inc. acts as principal underwriter and performs all sales functions relative to the contracts, for which a certain amount is deducted from purchase payments received under the contracts.

We perform all administrative functions relative to the contracts. We bear all expenses associated with the sale and administration of the contracts, such as sales commissions, fees and expenses of the Committee, salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and auditing fees.

PREMIUM TAXES

Deductions for any applicable premium taxes may be made from each purchase payment (currently such premium taxes range from 0% to 3.5%) depending upon the applicable law.

INVESTMENT MANAGEMENT

All costs of operating Variable Fund D as an investment management company originally were covered by an investment management fee of .265% of contract or account values on an annual basis. As Variable Fund D is now a unit investment trust rather than a managed investment company, that investment management fee no longer will be paid. However, contract values that are allocated to sub-accounts of Variable Fund D will be invested in Series Fund Portfolios that do pay investment advisory fees (at a rate of .45%, on an annual basis, for the Growth Portfolio and .30%, .25%, .35%, .30%, .12% and .65% for the Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Small Company Growth Portfolios, respectively) and do incur other operating expenses.

To ensure that Contract Owners and Participants continue to get at least what they originally expected under their contracts, we have agreed that, each valuation period, in calculating the net investment factor for the Growth Sub-Account of Variable Fund D, we will make adjustments that have the effect of reimbursing the excess of any expenses indirectly incurred as a result of the investment advisory fee paid and the operating expenses incurred by the Growth Portfolio of the Series Fund over the former .265% investment management fee. Accordingly, to the extent that the contract or account values continue to be allocated to the sub-account that, in effect, continues the Variable Fund D investment objective when it was operating as a management investment company, there will be no change in the level of charges for the provision of investment management services. In calculating the net investment factor for the other sub-accounts of Variable Fund D, we will not make adjustments or reimburse the excess of the investment advisory fees and the operating expenses incurred through indirect investment in the Series Fund Portfolios and the former .265% investment management fee. To the extent that a Contract Owner or Participant chose to take advantage of the Variable Fund D sub-accounts other than the Growth Sub-Account, you will incur additional expenses.

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MORTALITY AND EXPENSE RISKS

We assume the mortality risk under the contract by our obligation to continue to make monthly annuity payments, determined in accordance with the annuity rate tables and other provisions contained in the contracts to each annuitant regardless of how long he or she lives and regardless of how long all annuitants as a group live. Neither an annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments an annuitant will receive under the contract.

We assume an expense risk by assuming the risk that deductions provided for in the contracts for expenses may be insufficient to cover the actual expenses incurred.

We currently make a deduction from Variable Fund D at the rate of .1325% per annum for the mortality risk and .6625% per annum for the expense risk. These deductions may be increased or decreased by resolution of our Board but not more often than annually, and in no event will the combined deductions exceed the amount of the present deduction of .795% per annum. If the sum of such deductions is insufficient to cover the risks assumed, the loss will fall on us. Conversely, if the deductions provide more than sufficient, any excess will be profit to us.

Mortality and expense risk charges continue to be deducted throughout the annuity period, including Annuity Option 4, under which there is no mortality risk to us.

OTHER EXPENSES

Variable Fund D has no expenses which are not covered by the deductions listed above. The underlying Portfolios however, also bear certain expenses. See the Advantus Series Fund, Inc. prospectus for more information.

Minnesota Life also reserves the right to assess a fee of up to $100 to cover administrative costs where you exchange this contract for another of our variable contracts.

DESCRIPTION OF THE CONTRACTS

The following is intended to provide a general description of contract terms. In the event that there are questions concerning the contracts which are not discussed or should you desire additional information, then inquiries may be addressed to us at: Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

1. Types of Contracts

We continuously offer three types of variable annuity contracts pursuant to this
Prospectus:

    - Individual Accumulation Annuity. This type of contract may be used in connection with all types of qualified plans, state deferred compensation plans or with individual retirement annuities adopted by or on behalf of individuals pursuant to Section 408 of the Code. The contract provides for a variable annuity or a fixed dollar annuity to begin at some future date, the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment. The amount of the first monthly annuity payment at retirement is determined by the value of the contract at that time.

    - Group Accumulation Annuity. This type of contract may be used in connection with any type of qualified plan and with state deferred compensation plans. Purchase

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       payments on behalf of each participant are determined by a formula specified in the plan. Individual accounts are maintained for each participant. The contract provides for a variable annuity or a fixed dollar annuity to begin at a participant's annuity commencement date. The amount of the first monthly annuity payment at retirement is determined by the value of a participant's account at that time.

    - Under some circumstances group contract owners may limit purchase payments, allocations and transfers only to a limited number of sub-accounts. In those cases, not all of the sub-accounts offered under the contracts will be available to participants in those groups.

    - Group Deposit Administration. This type of contract is used in connection with noncontributory pension plans qualified under Section 401(a) or 403(a) of the Code, and is designed to provide maximum flexibility to the contract owner in funding the benefits promised by the plan. No allocation of purchase payments is made for individual participants, and individual accounts are not maintained. The amount of a participant's first monthly annuity payment is determined by the terms of the plan. Annuity payments to a participant may be provided on either a fixed dollar or a variable annuity basis. The contract owner has wide latitude in determining the appropriate level of purchase payments, including assumptions with respect to discounts for mortality, turnover, and an assumed rate of investment return.

2. Issuance of Contracts

The contracts are issued to the contract owner named in the application. The contract owner may be the annuitant or someone else. Once the contract owner has been named in the application the ownership of the contract may not be changed.

3. Right of Revocation

The purchaser of an Individual Accumulation Annuity Contract may revoke the contract within ten days after its delivery, for any reason, on notice to Minnesota Life at 400 Robert Street North, St. Paul, Minnesota, of his or her intention to revoke. If the contract is revoked and returned, we will refund to the purchaser the greater of the total amount of purchase payments or the surrender value of the contract, adjusted in the latter case for deductions and sales charges.

In some states, the free look period may be extended. In California, the free look period is extended to thirty days' time. These rights are subject to change, and may vary among other states.

4. Annuity Payments

Variable annuity payments are determined on the basis of:

    - the mortality table specified in the contract, which reflects the age of the annuitant,

    -  the type of annuity payment option selected, and

    -  the investment performance of Variable Fund D.

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The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of Variable Fund D, and thus the annuity payments will vary with the investment experience of the assets of Variable
Fund D.

5. Modification of the Contract

The contract may be modified at any time by written agreement between you and us. No such modification will adversely effect the rights of a participant under the contract unless the modification is made to comply with a law or government regulation.

6. Assignment

The contract may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose. To the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

7. Limitations on Purchase Payments

The minimum purchase payment for the first contract year under a Group Deposit Administration Contract is $3,000.

The minimum periodic purchase payment which may be allocated to Variable Fund D on behalf of each participant under an Individual Accumulation Annuity Contract and under a Group Accumulation Annuity Contract is $10. If purchase payments under such contracts are allocated in part to Variable Fund D and in part to the General account, the minimum which may be allocated on behalf of a participant on either basis is $10. Currently, Minnesota Life is waiving the enforcement of this provision.

Under the terms of the contracts, we may limit the amount of purchase payments which will be accepted on behalf of a participant for any contract year to the greater of:

    - the purchase payments made under the contract on behalf of such participant for the immediately preceding contract year, or

    - the average purchase payments made under the contract on behalf of such participant for all prior contract years.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

8. Discontinuance of Purchase Payments

Purchase payments for a contract may be discontinued under either of the following circumstances:

    - The contract owner may discontinue purchase payments as of a date specified in a written notice to us, provided that such date may not be earlier than the date we receive such notice.

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    -  We may discontinue acceptance of purchase payments by giving written notice to the contract owner if the contract is no longer part of a plan qualified under Section 401(a), 403(a), 403(b), 408, 457 or other provisions of the Code allowing similar tax treatment.

Upon discontinuance of purchase payments, the contract will continue in force in a paid-up status. Purchase payments may subsequently be resumed under an Individual Accumulation Annuity Contract at any date prior to the annuity commencement date unless the contract value has previously been disbursed by us. Under a group contract, purchase payments may be resumed only with our written consent. Discontinuance of purchase payments will have no effect on participants who are receiving annuity payments.

9. Contract Settlement

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Variable Fund D or to fairly determine the value of the assets of Variable Fund D; or

    - such other periods as the Commission may by order permit for the protection of the contract owners.

10. Participation

The contract is non-participating. Contracts issued prior to October 1, 1998, were participating.

No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. When we make any distribution, it may take the form of additional payments to annuitants or the crediting of additional accumulation units. We do not anticipate making dividend payments under this contract.

VOTING RIGHTS

We will vote the Fund shares held in Variable Fund D at shareholder meetings of the Series Fund. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of Variable Fund D. We will vote shares for which no instructions are received and shares not attributable to contract in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of Variable Fund D. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

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During the accumulation period, the contract owner holds the voting interest in the contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares hold by that sub-account.

During the annuity period, the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Series Fund shares hold by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We shall notify each contract owner or annuitant of a Series Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at the meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

ANNUITY PERIOD

1. Electing the Retirement Date and Form of Annuity

The contracts provide for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request.

While the contracts require that we receive your notice of election to begin variable annuity payments at least thirty days prior to the annuity commencement date, we are currently waiving that requirement for variable annuity elections received at least two valuation days prior to the fifteenth of the month. We reserve the right to enforce the thirty day notice requirement at its option at anytime in the future.

The contracts permit an annuity payment to begin on the first day of any month, after the 50th birthday and before the 75th birthday of the annuitant. Minnesota Life is currently waiving the 50th birthday limitation. Under the contract if you do not make an election, and the plan does not specify otherwise, the annuitant's retirement date shall be the first day of the month following his/her 65th birthday. The annuity option shall be Option 2A--a life annuity with a period certain of 120 months. In this event, a fixed annuity will be provided by any general account accumulation value and a variable annuity by any Variable Fund D accumulation value. The minimum first monthly annuity payment is $20. If the first months annuity payment would be less than $20, we may fulfill our obligation by paying in a single sum, the surrender value of the contract which would otherwise have been applied to provide annuity payments.

Except for Option 4, once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

2. Optional Annuity Forms

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

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This option offers the maximum amount of monthly payments since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain; or if the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a Period Certain of from 3 to 15 years, as elected. If the annuitant dies before payments have been made for the Period Certain elected, payments will continue to the beneficiary during the remainder of such Period Certain. At any time during the payment period, the payee may elect that:

    - the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or

    - such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

3. Value of the Annuity Unit

The value of an annuity unit is determined monthly as of the first day of each month. The value of the annuity unit on the first day of each month is determined by multiplying the value on the first day of the preceding month by the product of:

    -  .997137, and

    - the ratio of the value of the accumulation unit for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month. (.997137 is a factor to neutralize the assumed net investment rate, discussed in Section 4 below, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead.)

The value of an annuity unit as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

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4. Determination of Amount of First Monthly Annuity Payment

    - For Group Deposit Administration Contract, the amount of the first monthly annuity payment is determined as provided in the plan.

    - For Individual Accumulation Contracts and Group Accumulation Contracts described in this Prospectus, the first monthly annuity payment is determined by the value at retirement of the participant's individual account.

In addition, a number of states impose a premium tax on the amount used to purchase annuity benefits, depending on the type of plan involved. These taxes, where applicable, currently range from 0% to 3.5% and are deducted from the contract value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

When annuity payments commence, the value of the contract is determined as the product of:

    - the number of accumulation units credited to the individual account as of the date annuity payments commence, and

    - the value of an accumulation unit for the valuation date next following the fourteenth day of the month prior to the month in which annuity payments commence.

The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant.

The contracts contain tables indicating either (a) the dollar amount of the first monthly payment under each optional annuity form for each $1,000 of value applied, or (b) the dollar amount of value required to provide a first monthly payment of $1.00 under each optional annuity form.

A formula for determining the adjusted age is contained in the contract. The tables are determined from the Progressive Annuity Table with interest at the rate of 3.5% per annum, assuming births in the year 1900. The total first monthly annuity payment is determined by multiplying the number of thousands of dollars of value applied (less any applicable premium taxes not previously deducted) by the amount of the first monthly payment per $1,000 of value from the tables in the contract. The 3.5% interest rate assumed in the annuity tables would produce level annuity payments if the net investment rate remained constant at 3.5% per year. Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 3.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.
                                                                         PAGE 20
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If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The amount of the first monthly annuity payment, is divided by the then current annuity unit value on the date of the first payment to determine the number of annuity units represented by the first payment. This number of annuity units remains constant during the period of annuity payments. In each subsequent month, the dollar amount of the annuity payment is determined by multiplying this constant number of annuity units by the then current value of an annuity unit.

The Statement of Additional Information contains an illustration of the calculation of annuity unit values and of a variable annuity payment showing the method used for the calculation of both the initial and subsequent payments.

DEATH BENEFITS

Death benefits payable under Group Deposit Administration Contracts if any, shall be in such amount as is determined by the provisions of the applicable qualified trust or plan.

The Individual Accumulation Annuity and Group Accumulation Annuity Contracts provide that in the event of the death of the participant prior to the commencement of annuity payments, death proceeds payable will be the value of the participant's individual account next determined following the date proof of death is received by us. Death benefits will be paid to the beneficiary designated by the contract owner, unless an annuity option is elected by the beneficiary. Payment will be made within seven days after we receive proof of death and return of the contract.

Except as noted below, the entire interest in the contract must be distributed within five years of the contract owner's death. If the annuitant dies after annuity payments have begun, we will pay to the beneficiary any death benefit provided by the annuity option selected. The person selected by the contract owner as the beneficiary of any remaining interest after the death of the annuitant under the annuity option may be a person different from that person designated as the contract beneficiary prior to the annuity commencement date.

Certain group accumulation annuity contracts have been endorsed to provide a death benefit which is different from that described above. For those contracts, the death benefit payable to the beneficiary on the death of a participant prior to the annuity commencement date shall be determined separately for the participant's general account and separate account accumulation values. For general account accumulation values, the death benefit shall be the general account accumulation value. For separate account accumulation values, the death benefit shall be equal to the greater of: (1) the amount of the participant's separate account accumulation value payable at death; or (2) the sum of all purchase payments applied to the separate account by or on behalf of a participant, plus transfers to the separate account, less all participant withdrawals and transfers from that value.

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The beneficiary will be the person or persons named in the contract application unless the contract owner subsequently changes the beneficiary. In that event, we will pay the amount payable at death to the beneficiary named in your last change of beneficiary request. The contract owner's written request to change the beneficiary will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date the contract owner signed the request. However, if the annuitant or the contract owner dies before the request has been recorded, the request will not be effective as to those death proceeds we have paid before the request was recorded in our home office records.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

CREDITING ACCUMULATION UNITS

During the accumulation period (the period before annuity payments begin) each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. When the contract is originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if accepted we will issue a contract.

If the initial purchase payment is accompanied by an incomplete application, the purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will immediately return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days. Purchase payments will be credited to the contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account. The total of these separate account accumulation values in the sub-accounts will be the separate account accumulation value. Interests in the sub-accounts will be valued separately.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Series Fund.

We will determine the value of accumulation units on each day on which the Portfolios of the Series Fund are valued. The net asset value of the Series Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as

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of the primary closing time for business on the New York Stock Exchange as of the date hereof the primary close of trading is 3:00 p.m. (Central time), on each day, Monday through Friday, except:

    - days on which changes in the value of such Series Fund's portfolio securities will not materially affect the current net asset value of such Series Fund's shares,

    - days during which no such Series Fund's shares are tendered for redemption and no order to purchase or sell such Series Fund's shares is received by such Series Fund and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units so determined will be applicable to all purchase payments we receive at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received after the close of business of the Exchange will be the value determined on the next Valuation date.

TRANSFER OF VALUES

Values under the contract may be transferred among the General Account and Variable Fund D or among the sub-accounts of Variable Fund D. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our on-line service center located at www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. No deferred sales charge will be imposed on such transfers. While the contracts currently provide that transfer amounts must be of an amount not less than $250 we are waiving this restriction and allowing transfers of any amount.

The contracts permit us to limit the frequency and amount of transfers from the General Account to the Variable Fund D sub-accounts. Currently, except as provided below, we limit such transfers to a single such transfer during any calendar year and to any amount which is no more than 20% of the General Account accumulation value at the time of the transfer. In the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the Variable
Fund D sub-accounts.

Where the contract owner has established a systematic transfer arrangement with us. The contract owner may transfer General Account current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount that may be transferred from the General Account may not exceed 10% of the current General Account accumulation value at the time of the first transfer. For contracts where the General Account accumulation value is increased during the year because of transfers into the General Account or additional purchase payments, made after the program is established, systematic transfers are allowed to the extent of the greater of the current transfer amount or 10% of the then current General Account accumulation value. Even with respect to systematic transfer plans, we reserve the right to alter the terms of such programs once established where funds are being transferred out of the General Account. Our alteration of existing systematic transfer programs will be effective only upon our written notice to contract owners of changes affecting their election.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contractowners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.

We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transactions, and we provide you with a written confirmation of your internet transaction.

During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls of internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values in the General Account nor is it available through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- any transfer method(s). The underlying funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. For more information on transactions related to your contract, you may contact us at 1-800-362-3141 or contact either us or your registered representative via Internet e-mail. Please remember that an email is not a valid substitute for a written request that requires your signature.

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of

1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts were required. Therefore, the General Account is not described here.

VALUE OF THE CONTRACT

The value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner and, where applicable, each participant will be advised periodically of the number of accumulation units credited to the contract or to the participant's individual account, the current value of an accumulation unit, and the total value of the contract or the individual account.

ACCUMULATION UNIT VALUE

The value of an accumulation unit was set at $1.000000 on the first valuation date of Variable Fund D. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

NET INVESTMENT FACTOR

The separate account net investment factor describes the investment performance of a sub-account of Variable Fund D. It is for the period from one valuation period to the next. For any such sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period less a deduction for the mortality and expense risk charge at the rate of .795%. The net investment factor for the sub-account holding shares of the Growth Portfolio of the Series Fund shall be adjusted by Minnesota Life. It will be adjusted so that on an annual basis the expenses, including the investment advisory fee, of that Portfolio, as a percentage of the average net assets of such Portfolio, do not exceed .265% per annum. For purposes of this computation, "expenses" shall be determined on the basis of generally accepted accounting principles applicable to registered investment companies. However, they shall exclude any expenses of the Growth Portfolio which are reimbursed by Minnesota Life or any other person, any interest expense or amortization of debt discount or any income tax expense.

The gross investment rate is equal to:

    - the net asset value per share of a fund share held in a sub-account of the separate account determined at the end of the current valuation period; plus

    - the per share amount of any dividend or capital gain distribution by such fund if the "ex-dividend" date occurs during the current valuation period; divided by

    - the net asset value per share of that fund share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

WITHDRAWALS AND SURRENDER

Under certain circumstances a contract owner may have the right to surrender his or her contract in whole or in part, subject to possible adverse tax consequences.

A. INDIVIDUAL ACCUMULATION ANNUITY CONTRACT

The Individual Accumulation Annuity Contract provides that at any time prior to the death of the participant and prior to the commencement of annuity payments, the contract owner may elect to surrender the contract and receive in a single sum the value of the participant's individual account computed as of the valuation date coincident with or next following the date of surrender. The contract also provides for partial withdrawal of the value of the participant's individual account, in amounts of at least $250. All such payments are subject to any limitations contained in an applicable qualified trust or plan or in a state deferred compensation plan.

B. GROUP ACCUMULATION ANNUITY CONTRACT

The Group Accumulation Annuity Contract provides that upon termination of purchase payments for an individual participant prior to the commencement of annuity payments. The participant shall have a vested interest in his or her individual account to the extent specified in the plan. If purchase payments are discontinued for all participants under the contract, each participant shall have a vested interest in his or her individual account as specified in the plan. The contract provides that the vested portion of the participant's individual account may be surrendered. Minnesota Life will pay to the participant in a single sum the value of such vested portion, computed as of the valuation date coincident with or next following the date of surrender. The contract also provides for partial withdrawal of the value of the vested portion of a participant's individual account, in amounts of at least $250. The provisions of the applicable qualified trust, plan or state deferred compensation plan may limit the right of the participant to elect such payments.

C. GROUP DEPOSIT ADMINISTRATION CONTRACT

The Group Deposit Administration Contract does not provide for individual allocation of purchase payments or maintenance of individual accounts for participants. The dollar amount of any payment made on behalf of a participant by reason of his or her individual termination of employment or termination of participation in the plan shall be determined by the provisions of the applicable qualified trust or plan. It is not dependent upon the provisions of the contract. If discontinuance of purchase payments for all participants under such a contract occurs, and the accumulated value of the contract is not transferred to another funding vehicle, the participants in the plan as of the date of discontinuance shall receive a 100% vested interest in all benefits earned under the terms of the plan to the extent provided by the accumulated value of the contract. The accumulated value may be transferred to another funding vehicle if, prior to the date of discontinuance of purchase payments, the contract owner gives written notice to us certifying that the plan is to be continued as a qualified plan and requesting such transfer to be made. The transfer date shall be the first valuation date to occur following the effective date of discontinuance of purchase payments. Payment of the accumulated value of the contract which is a part of Variable Fund D will be made in a single sum as of the transfer date.

We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code. We will also waive the applicable dollar amount limitation on withdrawals due to an excess contribution to a tax-qualified contract.

Under any contract, once annuity payments have commenced for a participant under Options 1, 2 or 3 of the optional annuity forms, the participant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof.

Contract owners may also submit their signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is:
(651) 665-7942, ATTN: U of M Plan Services. Transfer instructions or changes as to future allocations of premium payments may be communicated to us by the same means. There are risks associated with not requiring original signatures in order to disburse contractholder monies.

The surrender of a contract or a partial withdrawal thereunder may result in a credit against Minnesota Life's premium tax liability. In such event, we will pay in addition to the cash value paid in connection with the surrender or withdrawal, the lesser of (1) the amount by which our premium tax liability is reduced, or (2) the amount previously deducted from purchase payments for premium taxes. No representation can be made that upon any such surrender or withdrawal any such payment will be made, since applicable tax laws at the time of surrender or withdrawal would be determinative.

DISTRIBUTION

The contracts will be sold by Minnesota Life, life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial, the principal underwriter of the contract, may pay up to 3.75% of the amount of purchase payments for Individual Accumulation Annuity Contracts to broker-dealers who sell the contract. Commission on group cases may vary, but will not exceed 3.75%. In addition, either we or Securian Financial will pay credits which allow registered representatives who are responsible for sales of variable annuity contracts to attend conventions and other meetings that we or our affiliates sponsor, for the purpose of promoting the sale of the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their productions and the persistency of life insurance and annuity business they placed with us.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue

Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

THE COMPANY'S TAX STATUS

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of Variable Fund D form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by Variable Fund D or on capital gains arising from Variable Fund D's activities. Variable Fund D is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of Variable Fund D to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

Variable Fund D, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which Variable Fund D owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of Variable Fund D to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investment to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of Variable Fund D. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of Variable Fund D.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

    -  where the taxpayer is 59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability, or

    -  where payment is made by reason of the death of the owner, and

    -  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits;

    -  distributions prior to age 59 1/2 (subject to certain exceptions);

    - distributions that do not conform to specified minimum distribution rules; and

    -  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made:

         -  over the life or life expectancy of the employee,

         - over the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or

         -  for a specified period of ten years or more;

    -  a required minimum distribution;

    -  a hardship distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time Variable Fund D may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, Variable Fund D will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period, five-year period, ten-year period, and for the period since the sub-account became available pursuant to Variable Fund D's registration statement. It may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement. The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by Variable Fund D are based on historical information of the sub-accounts for specified periods. The figures are not intended to suggest that such performance will continue in the future. Performance figures of Variable Fund D will reflect only charges made pursuant to the terms of contracts offered by this prospectus and charges of Underlying Funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional contract and Variable Fund D information including financial statements, is available from the offices of Variable Fund D at your request. The Table of Contents for that Statement of Additional Information is as follows:

      Variable Fund D
      Directors and Principal Management Officers of Minnesota Life Other Contracts
      Distribution of Contracts
      Performance Data
      Annuity Payments
      Auditors
      Financial Statements
      Calculation of Unit Values

APPENDIX A -- CONDENSED FINANCIAL INFORMATION

The financial statements of Variable Fund D and Minnesota Life Insurance Company may be found in the Statement of Additional Information.

The table below gives per unit information about the financial history of each sub-account for the ten years ended December 31, 2001. This information should be read in conjunction with the financial statements and related notes of Variable Fund D included in the Statement of Additional Information.

                                                                 YEAR ENDED DECEMBER 31,
                       ------------------------------------------------------------------------------------------------------------
                         2001       2000       1999       1998       1997       1996       1995       1994       1993       1992
                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Growth Sub-Account:
  Unit value at
   beginning of
   period............     $23.98     $30.79     $24.63     $18.38     $13.84     $11.88      $9.60      $9.57      $9.20      $8.80
  Unit value at end
   of period.........     $17.98     $23.98     $30.79     $24.63     $18.38     $13.84     $11.88      $9.60      $9.57      $9.20
  Number of units
   outstanding at end
   of period.........  2,313,767  2,675,937  3,098,116  3,881,390  4,229,239  4,666,243  4,918,859  5,406,377  5,785,198  5,758,220
Bond Sub-Account:
  Unit value at
   beginning of
   period............      $1.95      $1.78      $1.84      $1.75      $1.60      $1.57      $1.32      $1.39      $1.26      $1.19
  Unit value at end
   of period.........      $2.09      $1.95      $1.78      $1.84      $1.75      $1.60      $1.57      $1.32      $1.39      $1.26
  Number of units
   outstanding at end
   of period.........     76,216     90,020     29,421    222,720    256,628    296,978    321,612    386,750    480,411    177,794
Money Market
  Sub-Account:
  Unit value at
   beginning of
   period............      $1.48      $1.41      $1.35      $1.29      $1.24      $1.19      $1.13      $1.10      $1.07      $1.05
  Unit value at end
   of period.........      $1.52      $1.48      $1.41      $1.35      $1.29      $1.24      $1.19      $1.13      $1.10      $1.07
  Number of units
   outstanding at end
   of period.........    352,371    346,924    434,563    279,497    309,546    395,596    352,735    457,011    774,078    357,877
Asset Allocation
  Sub-Account:
  Unit value at
   beginning of
   period............      $3.04      $3.41      $2.98      $2.42      $2.05      $1.83      $1.47      $1.50      $1.42      $1.33
  Unit value at end
   of period.........      $2.58      $3.04      $3.41      $2.98      $2.42      $2.05      $1.83      $1.47      $1.50      $1.42
  Number of units
   outstanding at end
   of period.........    313,027    434,455  1,310,008  2,377,329  2,564,823  2,804,901  2,960,127  3,175,751  2,903,712  1,463,845
Mortgage Securities
  Sub-Account:
  Unit value at
   beginning of
   period............      $2.00      $1.80      $1.77      $1.67      $1.54      $1.47      $1.26      $1.31      $1.20      $1.14
  Unit value at end
   of period.........      $2.16      $2.00      $1.80      $1.77      $1.67      $1.54      $1.47      $1.26      $1.31      $1.20
  Number of units
   outstanding at end
   of period.........    116,807     21,881     22,267     89,045    130,573    175,022    136,987    160,939    286,125    265,381
Index 500
  Sub-Account:
  Unit value at
   beginning of
   period............      $4.66      $5.18      $4.34      $3.41      $2.60      $2.15      $1.58      $1.57      $1.44      $1.35
  Unit value at end
   of period.........      $4.06      $4.66      $5.18      $4.34      $3.41      $2.60      $2.15      $1.58      $1.57      $1.44
  Number of units
   outstanding at end
   of period.........    430,577    407,210    421,646    949,618  1,012,408    923,905    951,303    886,632    684,210    332,893
Small Company Growth
  Sub-Account:
  Unit value at
   beginning of
   period............      $2.25      $2.55      $1.76      $1.74      $1.62      $1.54      $1.17      $1.11      $1.00
  Unit value at end
   of period.........      $1.91      $2.25      $2.55      $1.76      $1.74      $1.62      $1.54      $1.17      $1.11*
  Number of units
   outstanding at end
   of period.........    112,737    129,208    111,546    177,501    109,961    114,187    124,882     72,272     14,148

* The information for the sub-account is shown for the period from October 26, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration for the sub-account.

                                                                        PAGE A-1

APPENDIX B -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

    -  elective contributions made in years beginning after December 31, 1988;

    -  earnings on those contributions; and

    - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the

PAGE B-1
plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account with respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. In general, all amounts received under a
Section 457 plan are taxable and are subject to federal income tax withholding as wages.

                                                                        PAGE B-2

Variable Fund D


Statement of Additional Information

The date of this document and the Prospectus is:  May 1, 2002

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with Variable Fund D's current Prospectus, bearing the same date, which may be obtained by calling Variable Fund D at 1-800-362-3141, or writing Variable Fund D at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

                                TABLE OF CONTENTS

Variable Fund D

Board and Principal Management Officers of Minnesota Life

Other Contracts

Distribution of Contracts

Performance Data

Annuity Payments

Auditors

Financial Statements

Appendix A - Calculation of Unit Values

                                 VARIABLE FUND D

Variable Fund D is a separate account of Minnesota Life Insurance Company ("Minnesota Life"). Variable Fund D is registered as a unit investment trust. Prior to the Reorganization of the Fund in October of 1990 and the establishment of its several sub-accounts, the Fund was a open-end, diversified, management investment company investing in a diversified portfolio of equity securities, mainly common stocks.

            DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

     Directors                          Principal Occupation
     ---------                          --------------------

Anthony L. Andersen                Retired since November 1999, prior thereto
                                   Chair-Board of Directors, H. B. Fuller
                                   Company, St. Paul, Minnesota (Adhesive
                                   Products)

Richard H. Anderson                Chief Executive Officer, Northwest Airlines,
                                   Inc., since February 2001; prior thereto for more than five years Executive Vice
                                   President and Chief Operating Officer

John F. Grundhofer                 Chairman, U.S. Bancorp, Minneapolis,
                                   Minnesota (Banking)

Robert E. Hunstad                  Executive Vice President, Minnesota Life
                                   Insurance Company

Reatha C. King Ph.D.               President and Executive Director, General
                                   Mills Foundation, Minneapolis, Minnesota

Dennis E. Prohofsky                Executive Vice President, General Counsel and
                                   Secretary, Minnesota Life Insurance Company

Robert L. Senkler                  Chairman of the Board, President and Chief
                                   Executive Officer, Minnesota Life Insurance
                                   Company

Michael E. Shannon                 Retired since December 1999, prior thereto
                                   for more than five years Chairman, Chief
                                   Financial and Administrative Officer, Ecolab,
                                   Inc., St. Paul, Minnesota (Develops and
                                   Markets Cleaning and Sanitizing Products)

William N. Westhoff                Senior Vice President and Treasurer,
                                   Minnesota Life Insurance Company since April
                                   1998, prior thereto from August 1994 to
                                   October 1997, Senior Vice President, Global
                                   Investments, American Express Financial
                                   Corporation, Minneapolis, Minnesota

Principal Officers (other than Directors)

     Name                               Position
     ----                               --------

John F. Bruder                     Senior Vice President

Keith M. Campbell                  Senior Vice President

James E. Johnson                   Senior Vice President

Gregory S. Strong                  Senior Vice President and Chief Financial
                                   Officer

Randy F. Wallake                   Executive Vice President

Except for Richard H. Anderson and William N. Westhoff, all Directors have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years.

                                 OTHER CONTRACTS

In addition to the contracts described in the Prospectus, Minnesota Life continually offers two types of Variable Fund D variable annuity contracts, both incorporating a deferred sales charge. These contracts are the Single Premium Deferred Variable Annuity Contract and the Flexible Payment Deferred Variable Annuity Contract.


                            DISTRIBUTION OF CONTRACTS

The contracts will be continuously sold by Minnesota Life, life insurance agents who are also registered representatives of Securian Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as the principal underwriter of the contracts. Advantus Capital Management, Inc., serves as the investment adviser for Variable Fund D. Securian Financial Services, Inc. and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life for payment to the underwriter for 2001, 2000 and 1999 were, respectively, $9,140, $44,491 and $119,984. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. These include payments made by Minnesota Life on behalf of the underwriter, as agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the sub-account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. Variable Fund D may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 2001 were 1.03% and 1.03%, respectively.

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for sub-accounts represent the total return for the period since the sub-account became available pursuant to Variable Fund D's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period.

The cumulative total return figures published by Variable Fund D relating to the contracts described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the sub-accounts for the specified periods ended December 31, 2001 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described above.

                         Cumulative Total Return Figures

                                         7% Sales Load                                   No Sales Load
                               Ten Years              Since Inception          Ten Years               Since Inception
                            Ended 12/31/01                12/31/01           Ended 12/31/01                 12/31/01
                            ---------------            ---------------       ---------------            ---------------
Growth Sub-Account        (96.90%)      96.90%         --           --     (104.19%)     104.19%         --           --

Bond Sub-Account          (62.99%)      63.12%         --           --      (75.24%)      75.40%         --           --

Money Market
Sub-Account               (34.81%)      35.36%         --           --      (44.84%)      45.55%         --           --

Asset Allocation
Sub-Account               (80.34%)      80.34%         --           --      (93.91%)      93.91%         --           --

Mortgage Securities
Sub-Account               (76.46%)      76.57%         --           --      (89.73%)      89.87%         --           --

Index 500 Sub-Account    (179.05%)     179.23%         --           --     (200.05%)     200.25%         --           --

Small Company Growth
Sub-Account                   --           --      (77.23%)      77.24%         --           --      (90.57%)      90.58%

Cumulative total return quotations for sub-accounts will be accompanied by average annual total return figures for a one-year period, five-year period and for the period since the sub-account became available pursuant to Variable Fund D's registration statement. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The average annual total return figures published by Variable Fund D will reflect Minnesota Life's voluntary absorption of certain Fund expenses. Prior to January 1, 1986, the Fund incurred no expenses. During 1986 and from January 1 to March 8, 1987 Minnesota Life voluntarily absorbed all fees and expenses of any Fund portfolio that exceeded .75% of the average daily net assets of such Fund portfolio. For the period subsequent to March 9, 1987, Minnesota Life voluntarily absorbed the fees and expenses that exceeded .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, and .90% of the average daily net assets of the Small Company Growth Portfolio. Minnesota Life no longer absorbs these expenses.

The average annual total return figures described above may be accompanied by other average annual total return quotations for the same or other periods. Such other average annual total return figures will be calculated as described above. The average annual rates of return, as thus calculated, for the sub-accounts of the contracts described in the Prospectus for the specified periods ended December 31, 2001 are shown in the tables below.
They are the same for the individual accumulation annuity, group accumulation annuity and group deposit administration contracts. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above.

                                                     Average Annual Total Return

                                                            7% Sales Load

                              One Year                   Five Years                Ten Years                    Since Inception
                              Ended 12/31/01             Ended 12/31/01            Ended 12/31/01               Ended 12/31/01
                              --------------             ---------------           ---------------             ---------------
Growth Sub-Account         (-30.28%)     -30.28%       (3.84%)        3.84%       (6.62%)        6.62%          --            --

Bond Sub-Account             (-.45%)       -.45%       (3.92%)        3.92%       (5.01%)        5.01%          --            --

Money Market Sub-Account    (-4.24%)      -4.24%       (2.74%)        2.74%       (3.06%)        3.07%          --            --

Asset Allocation
Sub-Account                (-20.99%)     -20.99%       (3.21%)        3.21%       (6.07%)        6.07%          --            --

Mortgage Securities
Sub-Account                   (.54%)        .54%       (5.42%)        5.42%       (5.85%)        5.85%          --            --

Index 500 Sub-Account      (-19.04%)     -19.04%       (7.78%)        7.78%      (10.81%)       10.81%          --            --

Small Company Growth
Sub-Account                (-21.30%)     -21.30%       (1.75%)        1.75%          --            --        (6.83%)        6.83%

                                                            No Sales Load

                              One Year                   Five Years                Ten Years                   Since Inception
                              Ended 12/31/01             Ended 12/31/01            Ended 12/31/01              Ended 12/31/01
                              --------------             ---------------           ---------------             ---------------
Growth Sub-Account         (-25.03%)     -25.03%       (5.36%)        5.36%       (7.40%)        7.40%          --            --

Bond Sub-Account             (7.05%)       7.05%       (5.44%)        5.44%       (5.78%)        5.78%          --            --

Money Market Sub-Account     (2.97%)       2.97%       (4.24%)        4.24%       (3.81%)        3.82%          --            --

Asset Allocation
Sub-Account                (-15.04%)     -15.04%       (4.72%)        4.72%       (6.85%)        6.85%          --            --

Mortgage Securities
Sub-Account                  (8.11%)       8.11%       (6.96%)        6.96%       (6.62%)        6.62%          --            --

Index 500 Sub-Account      (-12.95%)     -12.95%       (9.36%)        9.36%      (11.62%)       11.62%          --            --

Small Company Growth
Sub-Account                (-15.37%)     -15.37%       (3.24%)        3.24%          --            --        (7.73%)        7.73%

                                ANNUITY PAYMENTS

Please see Appendix A to this Statement of Additional Information for an illustration of the calculation of annuity unit values and of a variable annuity payment, showing the method used for the calculation of both the initial and subsequent payments.

                                    AUDITORS

The financial statements of Variable Fund D and the Consolidated Financial Statements of Minnesota Life Insurance Company included in this Statement of Additional Information have been audited by KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2001 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards in 2001.

                               [KPMG LETTERHEAD]

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees of Minnesota Life Insurance Company and Contract
  Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2001, were confirmed to us by the respective sub-account mutual fund, or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub-Accounts of Variable Annuity Account at December 31, 2001, and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


                                   /s/ KPMG LLP

Minneapolis, Minnesota
March 8, 2002

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                              -------------------------------
                                               ASSETS                                            GROWTH           BOND
                                               ------                                         -----------    ----------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 101,857,284 shares at net asset value of $1.57 per share
        (cost $225,307,075) .................................................................  $159,860,949           --
     Bond Portfolio, 115,994,335 shares at net asset value of $1.18 per share
        (cost $142,358,952) .................................................................          --      136,717,695
     Money Market Portfolio, 73,086,827 shares at net asset value of $1.00 per share
        (cost $73,086,827) ..................................................................          --             --
     Asset Allocation Portfolio, 229,906,293 shares at net asset value of $1.45 per share
        (cost $418,044,802) .................................................................          --             --
     Mortgage Securities Portfolio, 116,458,628 shares at net asset value of $1.18 per share
        (cost $138,021,525) .................................................................          --             --
     Index 500 Portfolio, 81,453,679 shares at net asset value of $3.47 per share
        (cost $261,908,244) .................................................................          --             --
     Capital Appreciation Portfolio, 95,807,466 shares at net asset value of $1.60 per share
        (cost $220,079,864) .................................................................          --             --
                                                                                               ------------   ------------
                                                                                                159,860,949    136,717,695

Receivable for investments sold .............................................................        99,022         87,857
Receivable from Minnesota Life for contract purchase payments ...............................        44,066         43,015
                                                                                               ------------   ------------

            Total assets ....................................................................   160,004,037    136,848,567
                                                                                               ------------   ------------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ...........................................................        44,066         43,015
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ..........................................................        99,022         87,857
                                                                                               ------------   ------------

            Total liabilities ...............................................................       143,088        130,872
                                                                                               ------------   ------------

            Net assets applicable to annuity contract owners ................................  $159,860,949    136,717,695
                                                                                               ============   ============

                                         CONTRACT OWNERS' EQUITY
                                         -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ...........................  $140,411,775    111,569,954
Contracts in accumulation period (MultiOption Classic/Achiever) .............................    11,865,747     18,189,765
Contracts in accumulation period (MegAnnuity) ...............................................     5,714,794      4,970,733
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...............     1,638,806      1,462,145
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .................       170,870        496,017
Contracts in annuity payment period (Megannuity) (note 2) ...................................        58,957         29,081
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....................          --             --
                                                                                               ------------   ------------

            Total contract owners' equity ...................................................  $159,860,949    136,717,695
                                                                                               ============   ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .............................    36,996,585     40,325,182
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...............................    17,789,554     15,745,921
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .................................................     1,842,615      1,709,084
                                                                                               ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ......................  $       3.80           2.77
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ........................  $       0.67           1.16
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ..........................................  $       3.10           2.91
                                                                                               ============   ============

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                               ---------------------------
                                                                                                  MONEY            ASSET
                                       ASSETS                                                     MARKET        ALLOCATION
                                       ------                                                  -----------    ------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 101,857,284 shares at net asset value of $1.57 per share
        (cost $225,307,075) .................................................................          --             --
     Bond Portfolio, 115,994,335 shares at net asset value of $1.18 per share
        (cost $142,358,952) .................................................................          --             --
     Money Market Portfolio, 73,086,827 shares at net asset value of $1.00 per share
        (cost $73,086,827) ..................................................................    73,086,827           --
     Asset Allocation Portfolio, 229,906,293 shares at net asset value of $1.45 per share
        (cost $418,044,802) .................................................................          --      334,282,742
     Mortgage Securities Portfolio, 116,458,628 shares at net asset value of $1.18 per share
        (cost $138,021,525) .................................................................          --             --
     Index 500 Portfolio, 81,453,679 shares at net asset value of $3.47 per share
        (cost $261,908,244) .................................................................          --             --
     Capital Appreciation Portfolio, 95,807,466 shares at net asset value of $1.60 per share
        (cost $220,079,864) .................................................................          --             --
                                                                                               ------------   ------------
                                                                                                 73,086,827    334,282,742

Receivable for investments sold .............................................................       135,119        164,002
Receivable from Minnesota Life for contract purchase payments ...............................       354,277         78,651
                                                                                               ------------   ------------

            Total assets ....................................................................    73,576,223    334,525,395
                                                                                               ------------   ------------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ...........................................................       354,277         78,651
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ..........................................................       135,119        164,002
                                                                                               ------------   ------------

            Total liabilities ...............................................................       489,396        242,653
                                                                                               ------------   ------------

            Net assets applicable to annuity contract owners ................................    73,086,827    334,282,742
                                                                                               ============   ============

                                         CONTRACT OWNERS' EQUITY
                                         -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ...........................    50,154,073    302,665,647
Contracts in accumulation period (MultiOption Classic/Achiever) .............................    19,548,492     20,132,459
Contracts in accumulation period (MegAnnuity) ...............................................     3,256,767      5,743,497
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...............        97,297      5,239,247
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .................        30,198        117,215
Contracts in annuity payment period (Megannuity) (note 2) ...................................          --          384,677
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....................          --             --
                                                                                               ------------   ------------

            Total contract owners' equity ...................................................    73,086,827    334,282,742
                                                                                               ============   ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .............................    26,755,160     89,702,593
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...............................    18,083,995     24,352,253
                                                                                               ============   ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .................................................     1,593,977      1,760,361
                                                                                               ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ......................          1.87           3.37
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ........................          1.08           0.83
                                                                                               ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ..........................................          2.04           3.26
                                                                                               ============   ============
                                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                               -------------------------------------
                                                                                                MORTGAGE       INDEX       CAPITAL
                                        ASSETS                                                 SECURITIES       500     APPRECIATION
                                        ------                                                 ----------      -----    ------------
Investments in shares of Advantus Series Fund, Inc.:
     Growth Portfolio, 101,857,284 shares at net asset value of $1.57 per share
        (cost $225,307,075) .................................................................        --           --            --
     Bond Portfolio, 115,994,335 shares at net asset value of $1.18 per share
        (cost $142,358,952) .................................................................        --           --            --
     Money Market Portfolio, 73,086,827 shares at net asset value of $1.00 per share
        (cost $73,086,827) ..................................................................        --           --            --
     Asset Allocation Portfolio, 229,906,293 shares at net asset value of $1.45 per share
        (cost $418,044,802) .................................................................        --           --            --
     Mortgage Securities Portfolio, 116,458,628 shares at net asset value of $1.18 per share
        (cost $138,021,525) ................................................................. 136,919,160         --            --
     Index 500 Portfolio, 81,453,679 shares at net asset value of $3.47 per share
        (cost $261,908,244) .................................................................        --    283,002,183          --
     Capital Appreciation Portfolio, 95,807,466 shares at net asset value of $1.60 per share
        (cost $220,079,864) .................................................................        --           --     153,135,035
                                                                                              ----------- ------------  ------------
                                                                                              136,919,160  283,002,183   153,135,035

Receivable for investments sold .............................................................      59,464       91,338        78,425
Receivable from Minnesota Life for contract purchase payments ...............................      57,113      522,917        51,436
                                                                                              ----------- ------------  ------------

            Total assets .................................................................... 137,035,737  283,616,438   153,264,896
                                                                                              ----------- ------------  ------------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ...........................................................      57,113      522,917        51,436
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ..........................................................      59,464       91,338        78,425
                                                                                              ----------- ------------  ------------

            Total liabilities ...............................................................     116,577      614,255       129,861
                                                                                              ----------- ------------  ------------

            Net assets applicable to annuity contract owners ................................ 136,919,160  283,002,183   153,135,035
                                                                                              =========== ============  ============

                                         CONTRACT OWNERS' EQUITY
                                         -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ........................... 104,741,902  216,034,042   139,044,399
Contracts in accumulation period (MultiOption Classic/Achiever) .............................  28,061,095   21,558,741     6,388,948
Contracts in accumulation period (MegAnnuity) ...............................................   2,563,595   13,108,250     6,023,602
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ...............   1,231,266    3,378,796     1,521,664
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) .................     297,541      612,904       108,755
Contracts in annuity payment period (Megannuity) (note 2) ...................................      23,761       16,770        47,667
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ....................        --     28,292,680          --
                                                                                              ----------- ------------  ------------

            Total contract owners' equity ................................................... 136,919,160  283,002,183   153,135,035
                                                                                              =========== ============  ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .............................  38,356,257   48,729,709    36,552,734
                                                                                              =========== ============  ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...............................  23,580,046   25,641,202     7,632,051
                                                                                              =========== ============  ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .................................................     812,810    2,891,401     1,546,270
                                                                                              =========== ============  ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ......................        2.73         4.43          3.80
                                                                                              =========== ============  ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ........................        1.19         0.84          0.84
                                                                                              =========== ============  ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ..........................................        3.15         4.53          3.90
                                                                                              =========== ============  ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                                       -----------------------------
                                                                                                                            SMALL
                                                   ASSETS                                               INTERNATIONAL      COMPANY
                                                   ------                                                  STOCK            GROWTH
                                                                                                       --------------- -------------
Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 115,801,854 shares at net asset value of $1.34 per share
        (cost $177,763,832) ........................................................................   $154,874,874           --
     Small Company Growth Portfolio, 109,797,626 shares at net asset value of $.97 per share
        (cost $142,630,691) ........................................................................           --      106,352,320
     Maturing Government Bond 2002 Portfolio, 7,011,103 shares at net asset value of $1.10 per share
        (cost $7,635,451) ..........................................................................           --             --
     Maturing Government Bond 2006 Portfolio, 7,139,039 shares at net asset value of $1.22 per share
        (cost $8,490,124) ..........................................................................           --             --
     Maturing Government Bond 2010 Portfolio, 4,597,430 shares at net asset value of $1.27 per share
        (cost $5,888,502) ..........................................................................           --             --
     Value Stock  Portfolio, 57,746,491 shares at net asset value of $1.48 per share
        (cost $94,158,301) .........................................................................           --             --
                                                                                                       ------------   ------------
                                                                                                        154,874,874    106,352,320

Receivable for investments sold ....................................................................         79,112         31,463
Receivable from Minnesota Life for contract purchase payments ......................................         35,616         52,115
                                                                                                       ------------   ------------
            Total assets ...........................................................................    154,989,602    106,435,898
                                                                                                       ------------   ------------

                                                LIABILITIES
                                                -----------

Payable for investments purchased ..................................................................         35,616         52,115
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .................................................................         79,112         31,463
                                                                                                       ------------   ------------
            Total liabilities ......................................................................        114,728         83,578
                                                                                                       ------------   ------------
            Net assets applicable to annuity contract owners .......................................   $154,874,874    106,352,320
                                                                                                       ============   ============

                                          CONTRACT OWNERS' EQUITY
                                          -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..................................   $139,728,905     93,408,711
Contracts in accumulation period (MultiOption Classic/Achiever) ....................................      8,926,620      8,101,414
Contracts in accumulation period (MegAnnuity) ......................................................      4,087,052      3,267,444
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ......................      1,856,726      1,510,977
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ........................        103,501         49,528
Contracts in annuity payment period (Megannuity) (note 2) ..........................................        172,070         14,246
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...........................           --             --
                                                                                                       ------------   ------------

            Total contract owners' equity ..........................................................   $154,874,874    106,352,320
                                                                                                       ============   ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ....................................     66,295,954     49,424,891
                                                                                                       ============   ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ......................................      9,578,861      7,844,387
                                                                                                       ============   ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ........................................................      1,775,314      1,605,262
                                                                                                       ============   ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .............................   $       2.11           1.89
                                                                                                       ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ...............................   $       0.93           1.03
                                                                                                       ============   ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .................................................   $       2.30           2.04
                                                                                                       ============   ============

                                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                                       ----------------------------
                                                                                                         MATURING       MATURING
                                                                                                        GOVERNMENT     GOVERNMENT
                                                                                                          BOND           BOND
                                         ASSETS                                                           2002           2006
                                         ------                                                        -----------    ------------
Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 115,801,854 shares at net asset value of $1.34 per share
        (cost $177,763,832) ........................................................................         --           --
     Small Company Growth Portfolio, 109,797,626 shares at net asset value of $.97 per share
        (cost $142,630,691) ........................................................................         --           --
     Maturing Government Bond 2002 Portfolio, 7,011,103 shares at net asset value of $1.10 per share
        (cost $7,635,451) ..........................................................................    7,694,243         --
     Maturing Government Bond 2006 Portfolio, 7,139,039 shares at net asset value of $1.22 per share
        (cost $8,490,124) ..........................................................................         --      8,692,552
     Maturing Government Bond 2010 Portfolio, 4,597,430 shares at net asset value of $1.27 per share
        (cost $5,888,502) ..........................................................................         --           --
     Value Stock  Portfolio, 57,746,491 shares at net asset value of $1.48 per share
        (cost $94,158,301) .........................................................................         --           --
                                                                                                       ----------   ----------
                                                                                                        7,694,243    8,692,552

Receivable for investments sold ....................................................................           20          189
Receivable from Minnesota Life for contract purchase payments ......................................        6,336          440
                                                                                                       ----------   ----------
            Total assets ...........................................................................    7,700,599    8,693,181
                                                                                                       ----------   ----------

                                                LIABILITIES
                                                -----------

Payable for investments purchased ..................................................................        6,336          440
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .................................................................           20          189
                                                                                                       ----------   ----------
            Total liabilities ......................................................................        6,356          629
                                                                                                       ----------   ----------
            Net assets applicable to annuity contract owners .......................................    7,694,243    8,692,552
                                                                                                       ==========   ==========

                                          CONTRACT OWNERS' EQUITY
                                          -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..................................    6,870,314    7,222,845
Contracts in accumulation period (MultiOption Classic/Achiever) ....................................      303,063      403,777
Contracts in accumulation period (MegAnnuity) ......................................................      492,124      727,176
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ......................        8,932      312,803
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ........................         --           --
Contracts in annuity payment period (Megannuity) (note 2) ..........................................       19,810       25,951
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...........................         --           --
                                                                                                       ----------   ----------

            Total contract owners' equity ..........................................................    7,694,243    8,692,552
                                                                                                       ==========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ....................................    4,405,136    4,145,135
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ......................................      267,658      335,342
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ........................................................      290,002      383,557
                                                                                                       ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .............................         1.56         1.74
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ...............................         1.13         1.20
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .................................................         1.70         1.90
                                                                                                       ==========   ==========


                                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                                                       ----------------------------
                                                                                                        MATURING
                                                                                                       GOVERNMENT
                                                                                                           BOND         VALUE
                                           ASSETS                                                          2010         STOCK
                                           ------                                                      ----------   -----------
Investments in shares of Advantus Series Fund, Inc.:
     International Stock Portfolio, 115,801,854 shares at net asset value of $1.34 per share
        (cost $177,763,832) ........................................................................         --           --
     Small Company Growth Portfolio, 109,797,626 shares at net asset value of $.97 per share
        (cost $142,630,691) ........................................................................         --           --
     Maturing Government Bond 2002 Portfolio, 7,011,103 shares at net asset value of $1.10 per share
        (cost $7,635,451) ..........................................................................         --           --
     Maturing Government Bond 2006 Portfolio, 7,139,039 shares at net asset value of $1.22 per share
        (cost $8,490,124) ..........................................................................         --           --
     Maturing Government Bond 2010 Portfolio, 4,597,430 shares at net asset value of $1.27 per share
        (cost $5,888,502) ..........................................................................    5,840,469         --
     Value Stock  Portfolio, 57,746,491 shares at net asset value of $1.48 per share
        (cost $94,158,301) .........................................................................         --     85,380,743
                                                                                                       ----------   ----------
                                                                                                        5,840,469   85,380,743

Receivable for investments sold ....................................................................        1,042       99,680
Receivable from Minnesota Life for contract purchase payments ......................................          487       26,319
                                                                                                       ----------   ----------
            Total assets ...........................................................................    5,841,998   85,506,742
                                                                                                       ----------   ----------

                                                LIABILITIES

Payable for investments purchased ..................................................................          487       26,319
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .................................................................        1,042       99,680
                                                                                                       ----------   ----------

            Total liabilities ......................................................................        1,529      125,999
                                                                                                       ----------   ----------
            Net assets applicable to annuity contract owners .......................................    5,840,469   85,380,743
                                                                                                       ==========   ==========

                                          CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ..................................    4,819,864   77,088,364
Contracts in accumulation period (MultiOption Classic/Achiever) ....................................      592,500    5,128,531
Contracts in accumulation period (MegAnnuity) ......................................................      130,343    1,897,868
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ......................      297,762    1,183,007
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ........................         --         68,596
Contracts in annuity payment period (Megannuity) (note 2) ..........................................         --         14,377
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...........................         --           --
                                                                                                       ----------   ----------

            Total contract owners' equity ..........................................................    5,840,469   85,380,743
                                                                                                       ==========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ....................................    2,672,564   42,367,064
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ......................................      487,501    5,936,687
                                                                                                       ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ........................................................       66,425      958,634
                                                                                                       ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .............................         1.80         1.82
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ...............................         1.22         0.86
                                                                                                       ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .................................................         1.96         1.98
                                                                                                       ==========   ==========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                                 --------------------------
                                                                                                   SMALL
                                                                                                  COMPANY          GLOBAL
                                                 ASSETS                                            VALUE            BOND
                                                 ------                                          ------------   -----------
 Investments in shares of Advantus Series Fund, Inc.:
      Small Company Value Portfolio, 21,340,146 shares at net asset value of $1.27 per share
         (cost $23,935,955) ..................................................................   $27,119,932          --
      Global Bond Portfolio, 39,075,720 shares at net asset value of $.92 per share
         (cost $38,305,296) ..................................................................          --      36,124,400
      Index Mid-Cap 400 Portfolio, 19,327,897 shares at net asset value of $1.13 per share
         (cost $22,264,825) ..................................................................          --            --
      Macro-Cap Value Portfolio, 17,801,103 shares at net asset value of $.98 per share
         (cost $19,234,359) ..................................................................          --            --
      Micro-Cap Growth Portfolio, 19,246,561 shares at net asset value of $1.55 per share
         (cost $35,494,937) ..................................................................          --            --
      Real Estate Securities Portfolio, 12,929,397 shares at net asset value of $.96 per share
         (cost $11,960,619) ..................................................................          --            --
 Investment in shares of Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Fund - Class 2,  1,648,701 shares at net asset value
         of $4.76 per share (cost $10,261,389) ..............................................           --            --
      Templeton Asset Strategy Fund - Class 2,  144,037 shares at net asset value
         of $15.41 per share (cost $2,377,922) ..............................................           --            --
                                                                                                 -----------   -----------
                                                                                                  27,119,932    36,124,400

Receivable for investments sold ..............................................................        13,620         8,927
Receivable from Minnesota Life for contract purchase payments ................................        20,553         7,427
                                                                                                 -----------   -----------

            Total assets .....................................................................    27,154,105    36,140,754
                                                                                                 -----------   -----------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ............................................................        20,553         7,427
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ...........................................................        13,620         8,927
                                                                                                 -----------   -----------
            Total liabilities ................................................................        34,173        16,354
                                                                                                 -----------   -----------


            Net assets applicable to annuity contract owners .................................   $27,119,932    36,124,400
                                                                                                 ===========   ===========

                                        CONTRACT OWNERS' EQUITY
                                        -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ............................   $19,579,756    29,993,669
Contracts in accumulation period (MultiOption Classic/Achiever) ..............................     6,263,779     5,805,951
Contracts in accumulation period (MegAnnuity) ................................................       702,424        94,139
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ................       413,384       144,981
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ..................       160,589        84,244
Contracts in annuity payment period (Megannuity) (note 2) ....................................          --           1,416
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .....................          --            --

                                                                                                 -----------   -----------

            Total contract owners' equity ....................................................   $27,119,932    36,124,400
                                                                                                 ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ..............................    14,970,572    29,537,291
                                                                                                 ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ................................     4,382,496     6,022,517
                                                                                                 ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..................................................       522,183        89,097
                                                                                                 ===========   ===========


NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .......................   $      1.31          1.02
                                                                                                 ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .........................   $      1.43          0.96
                                                                                                 ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...........................................   $      1.35          1.06
                                                                                                 ===========   ===========

                                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                                -----------------------------------

                                                                                                 INDEX 400    MACRO-CAP    MICRO-CAP
                                        ASSETS                                                    MID-CAP       VALUE       GROWTH
                                        ------                                                  ------------ ----------- ----------
 Investments in shares of Advantus Series Fund, Inc.:
      Small Company Value Portfolio, 21,340,146 shares at net asset value of $1.27 per share
         (cost $23,935,955) ..................................................................        --           --           --
      Global Bond Portfolio, 39,075,720 shares at net asset value of $.92 per share
         (cost $38,305,296) ..................................................................        --           --           --
      Index Mid-Cap 400 Portfolio, 19,327,897 shares at net asset value of $1.13 per share
         (cost $22,264,825) ..................................................................  21,884,881         --           --
      Macro-Cap Value Portfolio, 17,801,103 shares at net asset value of $.98 per share
         (cost $19,234,359) ..................................................................        --     17,416,946         --
      Micro-Cap Growth Portfolio, 19,246,561 shares at net asset value of $1.55 per share
         (cost $35,494,937) ..................................................................        --           --     29,750,152
      Real Estate Securities Portfolio, 12,929,397 shares at net asset value of $.96 per share
         (cost $11,960,619) ..................................................................        --           --           --
 Investment in shares of Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Fund - Class 2,  1,648,701 shares at net asset value
         of $4.76 per share (cost $10,261,389) ...............................................        --           --           --
      Templeton Asset Strategy Fund - Class 2,  144,037 shares at net asset value
         of $15.41 per share (cost $2,377,922) ...............................................        --           --           --
                                                                                               -----------  -----------  -----------
                                                                                                21,884,881   17,416,946   29,750,152

Receivable for investments sold ..............................................................      15,189       12,249        3,482
Receivable from Minnesota Life for contract purchase payments ................................      23,706       29,751       12,910
                                                                                               -----------  -----------  -----------

            Total assets .....................................................................  21,923,776   17,458,946   29,766,544
                                                                                               -----------  -----------  -----------
                                              LIABILITIES
                                              -----------

Payable for investments purchased ............................................................      23,706       29,751       12,910
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ...........................................................      15,189       12,249        3,482
                                                                                               -----------  -----------  -----------
            Total liabilities ................................................................      38,895       42,000       16,392
                                                                                               -----------  -----------  -----------

            Net assets applicable to annuity contract owners .................................  21,884,881   17,416,946   29,750,152
                                                                                               ===========  ===========  ===========

                                        CONTRACT OWNERS' EQUITY
                                        -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ............................  16,038,576   13,322,778   23,810,164
Contracts in accumulation period (MultiOption Classic/Achiever) ..............................   4,951,875    3,341,745    5,221,553
Contracts in accumulation period (MegAnnuity) ................................................     544,883      322,693      422,204
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ................     242,718      231,752      147,541
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ..................     106,829      197,978      147,872
Contracts in annuity payment period (Megannuity) (note 2) ....................................        --           --            818
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .....................        --           --           --
                                                                                               -----------  -----------  -----------

            Total contract owners' equity ....................................................  21,884,881   17,416,946   29,750,152
                                                                                               ===========  ===========  ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ..............................  10,851,086   12,894,074   13,868,152

                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ................................   4,064,699    3,861,820    4,250,985
                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..................................................     356,197      293,780      256,057
                                                                                               ===========  ===========  ===========


NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .......................        1.48         1.03         1.72
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .........................        1.22         0.87         1.23
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...........................................        1.53         1.10         1.65
                                                                                               ===========  ===========  ===========

                                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                                                -----------------------------------
                                                                                                    REAL      TEMPLETON    TEMPLETON
                                                                                                   ESTATE     DEVELOPING     ASSET
                                 ASSETS                                                          SECURITIES     MARKETS    STRATEGY
                                 ------                                                         ------------- ----------- ----------
 Investments in shares of Advantus Series Fund, Inc.:
      Small Company Value Portfolio, 21,340,146 shares at net asset value of $1.27 per share
         (cost $23,935,955) ..................................................................         --           --         --
      Global Bond Portfolio, 39,075,720 shares at net asset value of $.92 per share
         (cost $38,305,296) ..................................................................         --           --         --
      Index Mid-Cap 400 Portfolio, 19,327,897 shares at net asset value of $1.13 per share
         (cost $22,264,825) ..................................................................         --           --         --
      Macro-Cap Value Portfolio, 17,801,103 shares at net asset value of $.98 per share
         (cost $19,234,359) ..................................................................         --           --         --
      Micro-Cap Growth Portfolio, 19,246,561 shares at net asset value of $1.55 per share
         (cost $35,494,937) ..................................................................         --           --         --
      Real Estate Securities Portfolio, 12,929,397 shares at net asset value of $.96 per share
         (cost $11,960,619) ..................................................................   12,378,669         --         --
 Investment in shares of Franklin Templeton Variable Insurance Products Trust:
      Templeton Developing Markets Fund - Class 2,  1,648,701 shares at net asset value
         of $4.76 per share (cost $10,261,389) ...............................................         --      7,847,819       --
      Templeton Asset Strategy Fund - Class 2,  144,037 shares at net asset value
         of $15.41 per share (cost $2,377,922) ...............................................         --           --    2,219,608
                                                                                                -----------  -----------  ---------
                                                                                                 12,378,669    7,847,819  2,219,608

Receivable for investments sold ..............................................................        3,953           98       --
Receivable from Minnesota Life for contract purchase payments ................................       42,067        9,523     36,018
                                                                                                -----------  -----------  ---------
            Total assets .....................................................................   12,424,689    7,857,440  2,255,626
                                                                                                -----------  -----------  ---------

                                              LIABILITIES
                                              -----------

Payable for investments purchased ............................................................       42,067        9,523     36,018
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges ...........................................................        3,953           98       --
                                                                                                -----------  -----------  ---------

            Total liabilities ................................................................       46,020        9,621     36,018
                                                                                                -----------  -----------  ---------

            Net assets applicable to annuity contract owners .................................   12,378,669    7,847,819  2,219,608
                                                                                                ===========  ===========  =========

                                        CONTRACT OWNERS' EQUITY
                                        -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ............................    9,590,511    5,400,511  1,033,344
Contracts in accumulation period (MultiOption Classic/Achiever) ..............................    2,405,575    2,094,438  1,109,120
Contracts in accumulation period (MegAnnuity) ................................................      278,318      111,479     59,144
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ................       80,173      202,961       --
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ..................       24,092       38,430     18,000
Contracts in annuity payment period (Megannuity) (note 2) ....................................         --           --         --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .....................         --           --         --
                                                                                                -----------  -----------  ---------
            Total contract owners' equity ....................................................   12,378,669    7,847,819  2,219,608
                                                                                                ===========  ===========  =========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ..............................    8,728,831   10,821,061  1,199,408
                                                                                                ===========  ===========  =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ................................    1,845,023    2,872,730  1,290,152
                                                                                                ===========  ===========  =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..................................................      246,482      212,265     67,571
                                                                                                ===========  ===========  =========


NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .......................         1.10         0.50       0.86
                                                                                                ===========  ===========  =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .........................         1.30         0.73       0.86
                                                                                                ===========  ===========  =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...........................................         1.13         0.53       0.88
                                                                                                ===========  ===========  =========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001

                                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                                               --------------------------
                                                                                                                 FIDELITY
                                                                                                FRANKLIN           VIP
                                                        ASSETS                                  SMALL CAP        MID CAP
                                                        ------                                 -----------    ------------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 383,921 shares at net asset value of $17.85 per share
        (cost $7,525,215) ..................................................................   $ 6,852,986          --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 1,076,693 shares at net asset value of $19.49 per share
        (cost $20,238,579) .................................................................          --      20,984,737
     VIP Contrafund Portfolio, 1,075,059 shares at net asset value of $20.00 per share
        (cost $25,162,566) .................................................................          --            --
     VIP Equity-Income Portfolio, 1,044,141 shares at net asset value of $22.59 per share
        (cost $23,991,862) .................................................................          --            --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,182,510 shares at net asset value of $20.57 per share
        (cost $36,023,834) .................................................................          --            --
     International Growth Portfolio, 823,825 shares at net asset value of $23.30 per share
        (cost $29,545,913) .................................................................          --            --
Investment in shares of the Credit Suisse Global Post-Venture Capital
     Portfolio, 101,352 shares at net asset value of $9.72 per share
        (cost $1,294,711) ..................................................................          --            --
                                                                                               -----------   -----------
                                                                                                 6,852,986    20,984,737

Receivable for investments sold ............................................................          --               3
Receivable from Minnesota Life for contract purchase payments ..............................         6,810         6,670
                                                                                               -----------   -----------
            Total assets ...................................................................     6,859,796    20,991,410
                                                                                               -----------   -----------

                                                     LIABILITIES
                                                     -----------

Payable for investments purchased ..........................................................         6,810         6,670
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................          --               3
                                                                                               -----------   -----------
            Total liabilities ..............................................................         6,810         6,673
                                                                                               -----------   -----------

            Net assets applicable to annuity contract owners ...............................   $ 6,852,986    20,984,737
                                                                                               ===========   ===========

                                               CONTRACT OWNERS' EQUITY
                                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................   $ 2,858,915    12,705,084
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     3,842,066     7,696,449
Contracts in accumulation period (MegAnnuity) ..............................................        87,540       477,831
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............        63,701        31,017
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................          --          73,590
Contracts in annuity payment period (Megannuity) (note 2) ..................................           764           766
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --            --
                                                                                               -----------   -----------
            Total contract owners' equity ..................................................   $ 6,852,986    20,984,737
                                                                                               ===========   ===========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................     4,241,954    10,774,179
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................     5,712,939     6,545,701
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................       127,846       396,693
                                                                                               ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................   $      0.67          1.18
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................   $      0.67          1.18
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................   $      0.68          1.20
                                                                                               ===========   ===========

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                               ---------------------------
                                                                                                FIDELITY       FIDELITY
                                                                                                   VIP           VIP
                                       ASSETS                                                  CONTRAFUND    EQUITY-INCOME
                                       ------                                                  ------------- -------------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 383,921 shares at net asset value of $17.85 per share
        (cost $7,525,215) ..................................................................          --            --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 1,076,693 shares at net asset value of $19.49 per share
        (cost $20,238,579) .................................................................          --            --
     VIP Contrafund Portfolio, 1,075,059 shares at net asset value of $20.00 per share
        (cost $25,162,566) .................................................................    21,501,171          --
     VIP Equity-Income Portfolio, 1,044,141 shares at net asset value of $22.59 per share
        (cost $23,991,862) .................................................................          --      23,587,152
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,182,510 shares at net asset value of $20.57 per share
        (cost $36,023,834) .................................................................          --            --
     International Growth Portfolio, 823,825 shares at net asset value of $23.30 per share
        (cost $29,545,913) .................................................................          --            --
Investment in shares of the Credit Suisse Global Post-Venture Capital
     Portfolio, 101,352 shares at net asset value of $9.72 per share
        (cost $1,294,711) ..................................................................          --            --
                                                                                               -----------   -----------
                                                                                                21,501,171    23,587,152

Receivable for investments sold ............................................................          --            --
Receivable from Minnesota Life for contract purchase payments ..............................        46,699       103,106
                                                                                               -----------   -----------

            Total assets ...................................................................    21,547,870    23,690,258
                                                                                               -----------   -----------

                                                     LIABILITIES
                                                     -----------

Payable for investments purchased ..........................................................        46,699       103,106
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................          --            --
                                                                                               -----------   -----------
            Total liabilities ..............................................................        46,699       103,106
                                                                                               -----------   -----------
            Net assets applicable to annuity contract owners ...............................    21,501,171    23,587,152
                                                                                               ===========   ===========

                                               CONTRACT OWNERS' EQUITY
                                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................    11,767,810    13,889,712
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     9,281,535     9,215,965
Contracts in accumulation period (MegAnnuity) ..............................................       303,453       292,166
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............        75,511       137,461
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................        72,862        49,630
Contracts in annuity payment period (Megannuity) (note 2) ..................................          --           2,218
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --            --
                                                                                               -----------   -----------

            Total contract owners' equity ..................................................    21,501,171    23,587,152
                                                                                               ===========   ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................    14,483,654    13,208,284
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................    11,456,649     8,789,373
                                                                                               ===========   ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................       365,617       271,988
                                                                                               ===========   ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................          0.81          1.05
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................          0.81          1.05
                                                                                               ===========   ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................          0.83          1.07
                                                                                               ===========   ===========

                                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                                             -------------------------------------
                                                                                                                          CREDIT
                                                                                                                          SUISSE
                                                                                             JANUS ASPEN   JANUS ASPEN  GLOBAL POST-
                                                                                               CAPITAL    INTERNATIONAL   VENTURE
                                     ASSETS                                                  APPRECIATION    GROWTH       CAPITAL
                                     ------                                                  ------------ ------------- ----------
Investment in shares of the Franklin Templeton Variable Insurance Products Trust:
     Small Cap Fund, 383,921 shares at net asset value of $17.85 per share
        (cost $7,525,215) ..................................................................          --           --           --
Investment in shares of Fidelity Variable Insurance Products Fund:
     VIP Mid Cap Portfolio, 1,076,693 shares at net asset value of $19.49 per share
        (cost $20,238,579) .................................................................          --           --           --
     VIP Contrafund Portfolio, 1,075,059 shares at net asset value of $20.00 per share
        (cost $25,162,566) .................................................................          --           --           --
     VIP Equity-Income Portfolio, 1,044,141 shares at net asset value of $22.59 per share
        (cost $23,991,862) .................................................................          --           --           --
Investment in shares of Janus Aspen Series Trust:
     Capital Appreciation Portfolio, 1,182,510 shares at net asset value of $20.57 per share
        (cost $36,023,834) .................................................................    24,324,231         --           --
     International Growth Portfolio, 823,825 shares at net asset value of $23.30 per share
        (cost $29,545,913) .................................................................          --     19,195,115         --
Investment in shares of the Credit Suisse Global Post-Venture Capital
     Portfolio, 101,352 shares at net asset value of $9.72 per share
        (cost $1,294,711) ..................................................................          --           --        985,138
                                                                                               -----------  -----------  -----------
                                                                                                24,324,231   19,195,115      985,138

Receivable for investments sold ............................................................           891        2,612           52
Receivable from Minnesota Life for contract purchase payments ..............................         7,049        8,871          194
                                                                                               -----------  -----------  -----------

            Total assets ...................................................................    24,332,171   19,206,598      985,384
                                                                                               -----------  -----------  -----------

                                                     LIABILITIES
                                                     -----------

Payable for investments purchased ..........................................................         7,049        8,871          194
Payable to Minnesota Life for contract terminations, withdrawal payments and
     mortality and expense charges .........................................................           891        2,612           52
                                                                                               -----------  -----------  -----------
            Total liabilities ..............................................................         7,940       11,483          246
                                                                                               -----------  -----------  -----------
            Net assets applicable to annuity contract owners ...............................    24,324,231   19,195,115      985,138
                                                                                               ===========  ===========  ===========

                                               CONTRACT OWNERS' EQUITY
                                               -----------------------

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........................    14,181,814   11,389,135      316,895
Contracts in accumulation period (MultiOption Classic/Achiever) ............................     9,585,278    7,283,338      665,033
Contracts in accumulation period (MegAnnuity) ..............................................       399,931      324,489        3,210
Contracts in annuity payment period (MultiOption Flex/Single/Select) (note 2) ..............        66,491      108,853         --
Contracts in annuity payment period (MultiOption Classic/Achiever) (note 2) ................        87,768       87,794         --
Contracts in annuity payment period (Megannuity) (note 2) ..................................         2,949        1,506         --
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...................          --           --           --
                                                                                               -----------  -----------  -----------
            Total contract owners' equity ..................................................    24,324,231   19,195,115      985,138
                                                                                               ===========  ===========  ===========


ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) ............................    22,757,280   18,316,427      600,306
                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............................    15,425,939   11,747,393    1,262,527
                                                                                               ===========  ===========  ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................................       628,238      510,863        5,984
                                                                                               ===========  ===========  ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....................          0.62         0.62         0.53
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......................          0.62         0.62         0.53
                                                                                               ===========  ===========  ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................................          0.64         0.64         0.54
                                                                                               ===========  ===========  ===========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            Statements of Operations
                          Year Ended December 31, 2001


                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                     ---------------------------------

                                                                                           GROWTH           BOND
                                                                                     -----------------  --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....          $         -     14,320,007
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)...           (2,115,510)    (1,394,324)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3).....             (139,076)      (161,662)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ...........              (16,682)       (19,391)
     Administrative charges (MegAnnuity) (note 3) .............................               (9,475)        (7,198)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .......                    -              -
     Administrative charges (Adjustable Income Annuity) (note 3) ..............                    -              -
                                                                                        ------------   ------------

        Investment income (loss) - net ........................................           (2,280,743)    12,737,432
                                                                                        ------------   ------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........           30,613,918              -
                                                                                        ------------   ------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................           46,999,053     24,474,884
        Cost of investments sold ..............................................          (60,168,440)   (24,360,790)
                                                                                        ------------   ------------

                                                                                         (13,169,387)       114,094
                                                                                        ------------   ------------

        Net realized gains on investments .....................................           17,444,531        114,094
                                                                                        ------------   ------------


        Net change in unrealized appreciation or depreciation
           of investments .....................................................          (77,895,141)    (4,892,896)
                                                                                        ------------   ------------

        Net gains (losses) on investments .....................................          (60,450,610)    (4,778,802)
                                                                                        ------------   ------------

Net increase (decrease) in net assets resulting from operations ...............         $(62,731,353)     7,958,630
                                                                                        ============   ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                    ----------------------------------------
                                                                                           MONEY                ASSET
                                                                                           MARKET            ALLOCATION
                                                                                    --------------------  ------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....            2,358,139           7,188,198
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)...             (563,368)         (4,460,643)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ....             (221,106)           (266,171)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ...........              (26,521)            (31,926)
     Administrative charges (MegAnnuity) (note 3) .............................               (5,004)             (9,883)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .......                    -                   -
     Administrative charges (Adjustable Income Annuity) (note 3) ..............                    -                   -
                                                                                        ------------        ------------

        Investment income (loss) - net ........................................            1,542,140           2,419,575
                                                                                        ------------        ------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........                    -          49,296,580
                                                                                        ------------        ------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................           74,021,379          98,164,879
        Cost of investments sold ..............................................          (74,021,379)       (116,529,161)
                                                                                        ------------        ------------

                                                                                                   -         (18,364,282)
                                                                                        ------------        ------------

        Net realized gains on investments .....................................                    -          30,932,298
                                                                                        ------------        ------------


        Net change in unrealized appreciation or depreciation
           of investments .....................................................                    -        (107,229,500)
                                                                                        ------------        ------------

        Net gains (losses) on investments .....................................                    -         (76,297,202)
                                                                                        ------------        ------------

Net increase (decrease) in net assets resulting from operations ...............            1,542,140         (73,877,627)
                                                                                        ============        ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                ----------------------------------------------------
                                                                                    MORTGAGE          INDEX             CAPITAL
                                                                                   SECURITIES          500            APPRECIATION
                                                                                ----------------  ---------------  -----------------

Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) .....        14,605,993      2,761,073        161,094
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)...        (1,234,412)    (3,097,977)    (2,129,246)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ....          (243,059)      (239,516)       (78,333)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ...........           (29,081)       (28,729)        (9,396)
     Administrative charges (MegAnnuity) (note 3) .............................            (3,256)       (20,208)       (10,347)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) .......                 -       (246,726)             -
     Administrative charges (Adjustable Income Annuity) (note 3) ..............                 -        (46,263)             -
                                                                                     ------------   ------------   ------------

        Investment income (loss) - net ........................................        13,096,185       (918,346)    (2,066,228)
                                                                                     ------------   ------------   ------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) .........                 -      3,624,323     58,259,376
                                                                                     ------------   ------------   ------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ...................................................        23,633,144     72,370,058     40,712,725
        Cost of investments sold ..............................................       (22,684,701)   (63,510,542)   (50,811,828)
                                                                                     ------------   ------------   ------------

                                                                                          948,443      8,859,516    (10,099,103)
                                                                                     ------------   ------------   ------------

        Net realized gains on investments .....................................           948,443     12,483,839     48,160,273
                                                                                     ------------   ------------   ------------


        Net change in unrealized appreciation or depreciation
           of investments .....................................................        (5,803,739)   (59,177,857)  (105,213,252)
                                                                                     ------------   ------------   ------------

        Net gains (losses) on investments .....................................        (4,855,296)   (46,694,018)   (57,052,979)
                                                                                     ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations ...............         8,240,889    (47,612,364)   (59,119,207)
                                                                                     ============   ============   ============

See accompanying notes to financial statements.

                                      VARIABLE ANNUITY ACCOUNT
                                      Statements of Operations
                                    Year Ended December 31, 2001

                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                          ------------------------------------------
                                                                                                                     Small
                                                                                            International           Company
                                                                                                Stock                Growth
                                                                                          -------------------  -------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..............    $    7,284,278                    -
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..........        (1,997,679)          (1,236,859)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .............           (96,827)             (84,257)
     Administrative charges (MultiOption Classic/Achiever) (note 3).....................           (11,614)             (10,106)
     Administrative charges (MegAnnuity) (note 3).......................................            (6,946)              (4,958)
     Mortality and expense charges (Adjustable Income Annuity) (note 3).................                 -                    -
     Administrative charges (Adjustable Income Annuity) (note 3)........................                 -                    -
                                                                                          -------------------  -------------------

        Investment income (loss) - net .................................................         5,171,212           (1,336,180)
                                                                                          -------------------  -------------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..................         18,167,566          45,532,047
                                                                                          -------------------  -------------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................................         38,842,983          24,900,767
        Cost of investments sold .......................................................        (42,015,747)        (33,097,214)
                                                                                          -------------------  -------------------

                                                                                                 (3,172,764)         (8,196,447)
                                                                                          -------------------  -------------------
        Net realized gains (losses) on investments .....................................         14,994,802           37,335,600
                                                                                          -------------------  -------------------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................................        (44,770,596)         (59,319,337)
                                                                                          -------------------  -------------------

        Net gains (losses) on investments ..............................................        (29,775,794)         (21,983,737)
                                                                                          -------------------  -------------------

Net increase (decrease) in net assets resulting from operations ..........................    $ (24,604,582)         (23,319,917)
                                                                                          ===================  ===================





                                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                          ----------------------------------------
                                                                                               Maturing            Maturing
                                                                                              Government          Government
                                                                                                 Bond                Bond
                                                                                                 2002                2006
                                                                                          -------------------  ------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..............           409,043             425,973
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..........           (82,593)            (86,450)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .............            (3,775)             (4,431)
     Administrative charges (MultiOption Classic/Achiever) (note 3).....................              (453)               (532)
     Administrative charges (MegAnnuity) (note 3).......................................              (894)               (938)
     Mortality and expense charges (Adjustable Income Annuity) (note 3).................                 -                   -
     Administrative charges (Adjustable Income Annuity) (note 3)........................                 -                   -
                                                                                          -------------------  ------------------

        Investment income (loss) - net .................................................           321,328             333,622
                                                                                          -------------------  ------------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..................                 -                   -
                                                                                          -------------------  ------------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................................         2,452,298           1,559,783
        Cost of investments sold .......................................................        (2,423,495)         (1,480,997)
                                                                                          -------------------  ------------------

                                                                                                    28,803              78,786
                                                                                          -------------------  ------------------
        Net realized gains (losses) on investments .....................................            28,803              78,786
                                                                                          -------------------  ------------------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................................           112,049              77,124
                                                                                          -------------------  ------------------

        Net gains (losses) on investments ..............................................           140,852             155,910
                                                                                          -------------------  ------------------

Net increase (decrease) in net assets resulting from operations ..........................         462,180             489,532
                                                                                          ===================  ==================



                                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                                            -------------------------------------
                                                                                                Maturing
                                                                                               Government
                                                                                                  Bond                Value
                                                                                                  2010                Stock
                                                                                            -----------------  ------------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..............           629,934           1,014,495
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..........           (64,022)          (1,104,275)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .............            (7,456)             (50,727)
     Administrative charges (MultiOption Classic/Achiever) (note 3).....................              (894)              (6,085)
     Administrative charges (MegAnnuity) (note 3).......................................              (425)               2,864
     Mortality and expense charges (Adjustable Income Annuity) (note 3).................                 -                    -
     Administrative charges (Adjustable Income Annuity) (note 3)........................                 -                    -
                                                                                            -----------------  ------------------

        Investment income (loss) - net .................................................           557,137             (143,728)
                                                                                            -----------------  ------------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..................                -                     -
                                                                                            -----------------  ------------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................................        1,878,131            21,295,759
        Cost of investments sold .......................................................       (1,792,338)          (22,414,632)
                                                                                            -----------------  ------------------

                                                                                                   85,793            (1,118,873)
                                                                                            -----------------  ------------------
        Net realized gains (losses) on investments .....................................           85,793            (1,118,873)
                                                                                            -----------------  ------------------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................................         (476,175)          (10,703,718)
                                                                                            -----------------  ------------------

        Net gains (losses) on investments ..............................................         (390,382)          (11,822,591)
                                                                                            -----------------  ------------------

Net increase (decrease) in net assets resulting from operations ..........................        166,755           (11,966,319)
                                                                                            =================  ==================




See accompanying notes to financial statements.

                                    VARIABLE ANNUITY ACCOUNT
                                    STATEMENTS OF OPERATIONS
                                  YEAR ENDED DECEMBER 31, 2001

                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ------------------------------------
                                                                                                  Small
                                                                                                 Company            Global
                                                                                                  Value              Bond
                                                                                            ------------------   --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................     $         -         390,804
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............        (226,528)       (384,507)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................         (53,204)        (57,734)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................          (6,382)         (6,925)
     Administrative charges (MegAnnuity) (note 3)...........................................            (700)           (140)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................               -               -
     Administrative charges (Adjustable Income Annuity) (note 3)............................               -               -
                                                                                            ------------------   --------------

        Investment income (loss) - net .....................................................        (286,814)        (58,502)
                                                                                            ------------------   --------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................       1,326,912               -
                                                                                            ------------------   --------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................       8,111,218       3,471,714
        Cost of investments sold ...........................................................      (6,950,950)     (3,617,478)
                                                                                            ------------------   --------------

                                                                                                   1,160,268        (145,764)
                                                                                            ------------------   --------------

        Net realized gains (losses) on investments .........................................       2,487,180        (145,764)
                                                                                            ------------------   --------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................         408,180        (682,425)
                                                                                            ------------------   --------------

        Net gains (losses) on investments ..................................................       2,895,360        (828,189)
                                                                                            ------------------   --------------

Net increase (decrease) in net assets resulting from operations ............................   $   2,608,546        (886,691)
                                                                                            ==================   ==============




                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ---------------------------------

                                                                                              Index 400        Macro-Cap
                                                                                               Mid-Cap           Value
                                                                                            ---------------  ---------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................      186,399           47,895
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............     (217,656)        (211,842)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................      (48,033)         (33,799)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................       (5,761)          (4,054)
     Administrative charges (MegAnnuity) (note 3)...........................................         (806)            (392)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................            -                -
     Administrative charges (Adjustable Income Annuity) (note 3)............................            -                -
                                                                                            ---------------  ---------------

        Investment income (loss) - net .....................................................      (85,857)        (202,192)
                                                                                            ---------------  ---------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................    1,061,289                 -
                                                                                            ---------------  ---------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................    6,481,635         7,119,176
        Cost of investments sold ...........................................................   (6,610,945)       (7,969,071)
                                                                                            ---------------  ---------------

                                                                                                 (129,310)         (849,895)
                                                                                            ---------------  ---------------

        Net realized gains (losses) on investments .........................................      931,979          (849,895)
                                                                                            ---------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................   (1,430,377)         (857,852)
                                                                                            ---------------  ---------------

        Net gains (losses) on investments ..................................................     (498,398)       (1,707,747)
                                                                                            ---------------  ---------------

Net increase (decrease) in net assets resulting from operations ............................     (584,255)       (1,909,939)
                                                                                            ===============  ===============



                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            -----------------------------------
                                                                                                                    Real
                                                                                                Micro-Cap          Estate
                                                                                                  Growth         Securities
                                                                                              ---------------  ---------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................              -          392,283
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............       (321,429)        (101,469)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................        (58,183)         (17,435)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................         (6,979)          (2,091)
     Administrative charges (MegAnnuity) (note 3)...........................................           (640)            (247)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................              -                -
     Administrative charges (Adjustable Income Annuity) (note 3)............................              -                -
                                                                                              ---------------  ---------------

        Investment income (loss) - net .....................................................       (387,231)         271,041
                                                                                              ---------------  ---------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................         102,649               -
                                                                                              ---------------  ---------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................       8,408,665       2,450,523
        Cost of investments sold ...........................................................     (10,646,622)     (2,462,918)
                                                                                              ---------------  ---------------

                                                                                                  (2,237,957)        (12,395)
                                                                                              ---------------  ---------------

        Net realized gains (losses) on investments .........................................      (2,135,308)        (12,395)
                                                                                              ---------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................     (2,236,324)         583,655
                                                                                              ---------------  ---------------

        Net gains (losses) on investments ..................................................     (4,371,632)         571,260
                                                                                              ---------------  ---------------

Net increase (decrease) in net assets resulting from operations ............................     (4,758,863)         842,301
                                                                                              ===============  ===============




                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                            ---------------------------------
                                                                                               Templeton        Templeton
                                                                                               Developing         Asset
                                                                                                Markets          Strategy
                                                                                             ---------------  ---------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ..................         8,520          111,666
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)  ..............       (77,284)          (6,924)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) .................       (24,008)          (7,206)
     Administrative charges (MultiOption Classic/Achiever) (note 3).........................        (2,880)            (864)
     Administrative charges (MegAnnuity) (note 3)...........................................          (185)             (19)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ....................             -                -
     Administrative charges (Adjustable Income Annuity) (note 3)............................             -                -
                                                                                             ---------------  ---------------

        Investment income (loss) - net .....................................................       (95,837)          96,653
                                                                                             ---------------  ---------------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ......................        61,029                -
                                                                                             ---------------  ---------------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ................................................................     1,722,781          230,861
        Cost of investments sold ...........................................................    (2,239,532)        (264,928)
                                                                                             ---------------  ---------------

                                                                                                  (516,751)         (34,067)
                                                                                             ---------------  ---------------

        Net realized gains (losses) on investments .........................................      (455,722)         (34,067)
                                                                                             ---------------  ---------------


        Net change in unrealized appreciation or depreciation
           of investments ..................................................................      (263,748)        (162,735)
                                                                                             ---------------  ---------------

        Net gains (losses) on investments ..................................................      (719,470)        (196,802)
                                                                                             ---------------  ---------------

Net increase (decrease) in net assets resulting from operations ............................      (815,307)        (100,149)
                                                                                             ===============  ===============





See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001



                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------

                                                                                                     Fidelity          Fidelity
                                                                                    Franklin           VIP                VIP
                                                                                    Small Cap         Mid Cap          Contrafund
                                                                                  --------------  ---------------   ----------------
Investment income (loss):
     Investment income distributions from underlying mutual fund (note 4) ....        $   18,600               -          132,852
     Mortality and expense charges (MultiOption Flex/Single/Select) (note 3)..           (25,413)       (163,016)        (145,978)
     Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ...           (33,039)        (79,224)         (96,434)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ..........            (3,963)         (9,503)         (11,567)
     Administrative charges (MegAnnuity) (note 3) ............................               (42)           (798)            (530)
     Mortality and expense charges (Adjustable Income Annuity) (note 3) ......                 -               -                -
     Administrative charges (Adjustable Income Annuity) (note 3) .............                 -               -                -
                                                                                      ----------      ----------       ----------

        Investment income (loss) - net .......................................           (43,857)       (252,541)        (121,657)
                                                                                      ----------      ----------       ----------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ........                 -               -          498,271
                                                                                      ----------      ----------       ----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ..................................................           664,703       4,410,935        3,298,367
        Cost of investments sold .............................................          (815,658)     (4,491,877)      (4,001,036)
                                                                                      ----------      ----------       ----------

                                                                                        (150,955)        (80,942)        (702,669)
                                                                                      ----------      ----------       ----------

        Net realized gains (losses) on investments ...........................          (150,955)        (80,942)        (204,398)
                                                                                      ----------      ----------       ----------


        Net change in unrealized appreciation or depreciation
           of investments ....................................................          (363,329)       (528,418)      (2,416,985)
                                                                                      ----------      ----------       ----------

        Net gains (losses) on investments ....................................          (514,284)       (609,360)      (2,621,383)
                                                                                      ----------      ----------       ----------

Net increase (decrease) in net assets resulting from operations ..............        $ (558,141)       (861,901)      (2,743,040)
                                                                                      ==========      ==========       ==========



                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------------------------
                                                                             Fidelity     Janus Aspen   Janus Aspen    Credit Suisse
                                                                                VIP         Capital    International    Global Post-
                                                                           Equity-Income  Appreciation    Growth     Venture Capital
                                                                           ------------- ------------- -------------  --------------
Investment income (loss):
     Investment income distributions from underlying mutual fund
       (note 4) ........................................................         175,255      227,190      138,700            -
     Mortality and expense charges (MultiOption Flex/Single/Select)
       (note 3).........................................................        (123,790)    (206,796)    (160,027)      (3,625)
     Mortality and expense charges (MultiOption Classic/Achiever)
       (note 3).........................................................         (79,414)    (115,837)     (81,872)      (6,283)
     Administrative charges (MultiOption Classic/Achiever) (note 3) ....          (9,525)     (13,894)      (9,820)        (754)
     Administrative charges (MegAnnuity) (note 3) ......................            (504)        (640)        (484)          (5)
     Mortality and expense charges (Adjustable Income Annuity) (note 3).               -            -            -            -
     Administrative charges (Adjustable Income Annuity) (note 3) .......               -            -            -            -
                                                                              ----------   ----------   ----------   ----------

        Investment income (loss) - net .................................         (37,978)    (109,977)    (113,503)     (10,667)
                                                                              ----------   ----------   ----------   ----------


Realized and unrealized gains (losses) on investments - net:
     Realized gain distributions from underlying mutual fund (note 4) ..         504,292            -            -            -
                                                                              ----------   ----------   ----------   ----------

     Realized gains (losses) on sales of investments:
        Proceeds from sales ............................................       1,936,106    5,419,059    3,545,189      330,936
        Cost of investments sold .......................................      (2,037,017)  (7,834,328)  (5,567,902)    (438,660)
                                                                              ----------   ----------   ----------   ----------

                                                                                (100,911)  (2,415,269)  (2,022,713)    (107,724)
                                                                              ----------   ----------   ----------   ----------

        Net realized gains (losses) on investments .....................         403,381   (2,415,269)  (2,022,713)    (107,724)
                                                                              ----------   ----------   ----------   ----------


        Net change in unrealized appreciation or depreciation
           of investments ..............................................      (1,289,643)  (4,636,027)  (3,641,922)    (140,812)
                                                                              ----------   ----------   ----------   ----------

        Net gains (losses) on investments ..............................        (886,262)  (7,051,296)  (5,664,635)    (248,536)
                                                                              ----------   ----------   ----------   ----------

Net increase (decrease) in net assets resulting from operations ........        (924,240)  (7,161,273)  (5,778,138)    (259,203)
                                                                              ==========   ==========   ==========   ==========




See accompanying notes to financial statements.

                                    VARIABLE ANNUITY ACCOUNT
                               STATEMENTS OF CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 2001

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------
                                                                                                        MONEY
                                                                        GROWTH           BOND           MARKET
                                                                      ------------   -------------  --------------
Operations:
     Investment income (loss) - net ...............................  $  (2,280,743)     12,737,432       1,542,140
     Net realized gains (losses) on investments ...................     17,444,531         114,094               -
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (77,895,141)     (4,892,896)              -
                                                                     -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (62,731,353)      7,958,630       1,542,140
                                                                     -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     10,086,516      18,192,981      59,023,454
        MultiOption Classic/Achiever ..............................      6,028,840      12,165,387      28,700,388
        MegAnnuity ................................................      1,043,473       1,409,273       3,095,448
        Adjustable Income Annuity .................................              -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (41,321,119)    (19,702,710)    (47,048,535)
        MultiOption Classic/Achiever ..............................     (1,684,933)     (1,594,115)    (23,997,060)
        MegAnnuity ................................................     (1,410,456)     (1,316,793)     (2,178,604)
        Adjustable Income Annuity .................................              -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (5,100)           (760)           (313)
        MultiOption Classic/Achiever ..............................              3            (428)              -
        MegAnnuity ................................................            (31)            (83)              -
        Adjustable Income Annuity .................................              -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (264,450)       (222,295)        (30,184)
        MultiOption Classic/Achiever ..............................        (27,190)        (53,069)        (10,129)
        MegAnnuity ................................................         (5,035)         (2,056)              -
        Adjustable Income Annuity .................................              -               -               -
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (27,559,482)      8,875,332      17,554,465
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets .................................    (90,290,835)     16,833,962      19,096,605

Net assets at the beginning of year ...............................    250,151,784     119,883,733      53,990,221
                                                                     -------------   -------------   -------------

Net assets at the end of year .....................................  $ 159,860,949     136,717,695      73,086,826
                                                                     =============   =============   =============

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------------------------------
                                                                         ASSET         MORTGAGE           INDEX           CAPITAL
                                                                      ALLOCATION      SECURITIES           500          APPRECIATION
                                                                    ---------------  --------------  ---------------  --------------
Operations:
     Investment income (loss) - net ...............................      2,419,575      13,096,185        (918,346)     (2,066,228)
     Net realized gains (losses) on investments ...................     30,932,298         948,443      12,483,839      48,160,273
     Net change in unrealized appreciation or depreciation
        of investments ............................................   (107,229,500)     (5,803,739)    (59,177,857)   (105,213,252)
                                                                     -------------   -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (73,877,627)      8,240,889     (47,612,364)    (59,119,207)
                                                                     -------------   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     13,663,875      26,621,194      17,255,786       6,151,204
        MultiOption Classic/Achiever ..............................      9,538,808      20,289,595      11,029,755       3,298,061
        MegAnnuity ................................................        866,771       1,116,618       2,185,449         592,549
        Adjustable Income Annuity .................................              -               -       5,215,886               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (84,633,135)    (18,176,515)    (56,539,241)    (35,907,111)
        MultiOption Classic/Achiever ..............................     (6,264,052)     (3,245,732)     (3,205,633)     (1,019,427)
        MegAnnuity ................................................     (1,764,676)       (503,949)     (2,199,505)     (1,255,993)
        Adjustable Income Annuity .................................              -               -      (4,939,393)              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................        (28,921)          2,472         (25,318)        (10,269)
        MultiOption Classic/Achiever ..............................           (157)         (1,181)           (541)            185
        MegAnnuity ................................................            (86)              2            (259)            (21)
        Adjustable Income Annuity .................................              -               -         922,269               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (665,516)       (184,148)       (502,563)       (268,691)
        MultiOption Classic/Achiever ..............................        (15,379)        (13,722)        (61,780)        (21,611)
        MegAnnuity ................................................        (24,334)           (562)         (4,949)         (2,465)
        Adjustable Income Annuity .................................              -               -      (2,133,724)              -
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (69,326,802)     25,904,072     (33,003,761)    (28,443,587)
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets .................................   (143,204,429)     34,144,961     (80,616,125)    (87,562,794)

Net assets at the beginning of year ...............................    477,487,171     102,774,199     363,618,308     240,697,829
                                                                     -------------   -------------   -------------   -------------

Net assets at the end of year .....................................    334,282,742     136,919,160     283,002,183     153,135,035
                                                                     =============   =============   =============   =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       Statements of Changes in Net Assets
                          Year Ended December 31, 2001

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------------
                                                                                                                  MATURING
                                                                                                   SMALL         GOVERNMENT
                                                                              INTERNATIONAL       COMPANY           BOND
                                                                                  STOCK           GROWTH            2002
                                                                              -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................   $   5,171,212       (1,336,180)         321,328
     Net realized gains (losses) on investments ...........................      14,994,802       37,335,600           28,803
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (44,770,596)     (59,319,337)         112,049
                                                                              -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........     (24,604,582)     (23,319,917)         462,180
                                                                              -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................       6,792,408        5,509,192          980,548
        MultiOption Classic/Achiever ......................................       4,258,361        3,265,758           10,855
        MegAnnuity ........................................................       1,078,325          505,694           25,340
        Adjustable Income Annuity .........................................              --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (33,691,697)     (21,332,603)      (1,045,734)
        MultiOption Classic/Achiever ......................................        (947,084)      (1,071,471)         (26,916)
        MegAnnuity ........................................................      (1,761,063)        (925,593)      (1,289,407)
        Adjustable Income Annuity .........................................              --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          (5,625)          (9,842)             (48)
        MultiOption Classic/Achiever ......................................            (137)            (176)              --
        MegAnnuity ........................................................            (288)             (29)               1
        Adjustable Income Annuity .........................................              --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................        (305,253)        (219,773)          (2,478)
        MultiOption Classic/Achiever ......................................          (7,467)          (4,147)              --
        MegAnnuity ........................................................         (11,304)            (954)              --
        Adjustable Income Annuity .........................................              --               --               --
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............     (24,600,824)     (14,283,944)      (1,347,839)
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets .........................................     (49,205,406)     (37,603,861)        (885,659)

Net assets at the beginning of year .......................................     204,080,280      143,956,181        8,579,902
                                                                              -------------    -------------    -------------

Net assets at the end of year .............................................   $ 154,874,874      106,352,320        7,694,243
                                                                              =============    =============    =============

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                 ------------------------------------------------
                                                                                   MATURING         MATURING
                                                                                  GOVERNMENT       GOVERNMENT
                                                                                     BOND             BOND             VALUE
                                                                                     2006             2010             STOCK
                                                                                 -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................            333,622          557,137         (143,728)
     Net realized gains (losses) on investments ...........................             78,786           85,793       (1,118,873)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................             77,124         (476,175)     (10,703,718)
                                                                                 -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........            489,532          166,755      (11,966,319)
                                                                                 -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................          2,814,823        1,804,178        6,524,582
        MultiOption Classic/Achiever ......................................            121,144           39,550        3,177,504
        MegAnnuity ........................................................            307,331          122,476          337,749
        Adjustable Income Annuity .........................................                 --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................         (1,355,238)      (1,532,887)     (18,803,700)
        MultiOption Classic/Achiever ......................................            (42,922)         (35,066)        (773,549)
        MegAnnuity ........................................................            (32,348)        (204,630)        (338,561)
        Adjustable Income Annuity .........................................                 --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................             (1,675)          (1,619)          (6,284)
        MultiOption Classic/Achiever ......................................                 --               --              (99)
        MegAnnuity ........................................................                 (9)              --              (33)
        Adjustable Income Annuity .........................................                 --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................            (31,940)         (31,130)        (210,702)
        MultiOption Classic/Achiever ......................................                 --               --           (3,550)
        MegAnnuity ........................................................             (3,300)              --           (1,058)
        Adjustable Income Annuity .........................................                 --               --               --
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............          1,775,866          160,872      (10,097,701)
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets .........................................          2,265,398          327,627      (22,064,020)

Net assets at the beginning of year .......................................          6,427,154        5,512,842      107,444,763
                                                                                 -------------    -------------    -------------

Net assets at the end of year .............................................          8,692,552        5,840,469       85,380,743
                                                                                 =============    =============    =============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                             ------------------------------------------------------
                                                                                SMALL
                                                                               COMPANY        GLOBAL      INDEX 400     MACRO-CAP
                                                                                VALUE          BOND        MID-CAP        VALUE
                                                                             ------------  ------------  ------------  ------------
Operations:
     Investment income (loss) - net .......................................  $   (286,814)      (58,502)      (85,857)     (202,192)
     Net realized gains (losses) on investments ...........................     2,487,180      (145,764)      931,979      (849,895)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................       408,180      (682,425)   (1,430,377)     (857,852)
                                                                             ------------  ------------  ------------  ------------

Net increase (decrease) in net assets resulting from operations ...........     2,608,546      (886,691)     (584,255)   (1,909,939)
                                                                             ------------  ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................    10,824,632     2,205,693     4,094,858     3,294,368
        MultiOption Classic/Achiever ......................................     4,274,965     3,194,978     2,338,091     2,257,223
        MegAnnuity ........................................................       507,905        17,236       137,002       186,496
        Adjustable Income Annuity .........................................            --            --            --            --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................    (6,838,968)   (2,451,032)   (5,477,900)   (6,420,190)
        MultiOption Classic/Achiever ......................................      (827,001)     (532,392)     (598,273)     (389,578)
        MegAnnuity ........................................................      (100,516)      (12,961)      (98,032)      (17,620)
        Adjustable Income Annuity .........................................            --            --            --            --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................        (3,207)          776          (457)          393
        MultiOption Classic/Achiever ......................................        (2,787)         (863)          (56)       (1,036)
        MegAnnuity ........................................................            --             2            --            (1)
        Adjustable Income Annuity .........................................            --            --            --            --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................       (40,916)      (20,022)      (22,471)      (24,412)
        MultiOption Classic/Achiever ......................................       (10,945)       (5,859)      (12,134)      (16,561)
        MegAnnuity ........................................................           (64)          (56)          (57)          (84)
        Adjustable Income Annuity .........................................            --            --            --            --
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets from contract transactions ..............     7,783,098     2,395,500       360,571    (1,131,003)
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets .........................................    10,391,644     1,508,809      (223,684)   (3,040,942)

Net assets at the beginning of year .......................................    16,728,288    34,615,591    22,108,565    20,457,888
                                                                             ------------  ------------  ------------  ------------

Net assets at the end of year .............................................  $ 27,119,932    36,124,400    21,884,881    17,416,946
                                                                             ============  ============  ============  ============

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------
                                                                                               REAL       TEMPLETON     TEMPLETON
                                                                               MICRO-CAP      ESTATE      DEVELOPING      ASSET
                                                                                GROWTH      SECURITIES      MARKETS      STRATEGY
                                                                             ------------  ------------  ------------  ------------
Operations:
     Investment income (loss) - net .......................................      (387,231)      271,041       (95,837)       96,653
     Net realized gains (losses) on investments ...........................    (2,135,308)      (12,395)     (455,722)      (34,067)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................    (2,236,324)      583,655      (263,748)     (162,735)
                                                                             ------------  ------------  ------------  ------------

Net increase (decrease) in net assets resulting from operations ...........    (4,758,863)      842,301      (815,307)     (100,149)
                                                                             ------------  ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................     2,675,725     3,552,503       546,740     1,241,844
        MultiOption Classic/Achiever ......................................     2,543,006     2,080,682       781,856     1,039,874
        MegAnnuity ........................................................        94,341       209,909        36,709        62,009
        Adjustable Income Annuity .........................................            --            --            --            --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................    (6,704,780)   (1,911,551)   (1,305,686)     (190,301)
        MultiOption Classic/Achiever ......................................    (1,171,087)     (364,755)     (235,020)      (19,997)
        MegAnnuity ........................................................      (105,203)      (44,705)      (48,098)       (5,074)
        Adjustable Income Annuity .........................................            --            --            --            --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          (171)         (120)       (1,080)           --
        MultiOption Classic/Achiever ......................................          (434)         (301)         (774)          (13)
        MegAnnuity ........................................................            --            --            (1)           --
        Adjustable Income Annuity .........................................            --            --            --            --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................       (25,940)       (6,418)      (24,855)           --
        MultiOption Classic/Achiever ......................................       (13,749)       (1,432)       (2,892)         (463)
        MegAnnuity ........................................................           (70)           --           (18)           --
        Adjustable Income Annuity .........................................            --            --            --            --
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets from contract transactions ..............    (2,708,362)    3,513,812      (253,119)    2,127,879
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets .........................................    (7,467,225)    4,356,113    (1,068,426)    2,027,730

Net assets at the beginning of year .......................................    37,217,377     8,022,556     8,916,245       191,878
                                                                             ------------  ------------  ------------  ------------

Net assets at the end of year .............................................    29,750,152    12,378,669     7,847,819     2,219,608
                                                                             ============  ============  ============  ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                             ----------------------------------------------------

                                                                                           FIDELITY    FIDELITY     FIDELITY
                                                                              FRANKLIN       VIP          VIP          VIP
                                                                              SMALL CAP     MID CAP    CONTRAFUND  EQUITY-INCOME
                                                                             -----------  -----------  ----------- -------------
Operations:
     Investment income (loss) - net .......................................  $   (43,857)    (252,541)    (121,657)      (37,978)
     Net realized gains (losses) on investments ...........................     (150,955)     (80,942)    (204,398)      403,381
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (363,329)    (528,418)  (2,416,985)   (1,289,643)
                                                                             -----------  -----------  ----------- -------------

Net increase (decrease) in net assets resulting from operations ...........     (558,141)    (861,901)  (2,743,040)     (924,240)
                                                                             -----------  -----------  ----------- -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................    2,505,342    3,145,949    3,423,303     9,483,718
        MultiOption Classic/Achiever ......................................    2,884,392    3,636,395    4,699,169     6,322,845
        MegAnnuity ........................................................       92,420      117,742      174,173       389,754
        Adjustable Income Annuity .........................................           --           --           --            --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (363,137)  (3,377,930)  (2,359,640)   (1,069,899)
        MultiOption Classic/Achiever ......................................     (234,906)    (570,118)    (444,531)     (305,024)
        MegAnnuity ........................................................           --     (198,195)    (225,238)     (334,703)
        Adjustable Income Annuity .........................................           --           --           --            --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          173          193          107            13
        MultiOption Classic/Achiever ......................................           --         (867)          89          (100)
        MegAnnuity ........................................................            2            1           --             1
        Adjustable Income Annuity .........................................           --           --           --            --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................       (4,373)      (4,235)      (7,904)       (7,205)
        MultiOption Classic/Achiever ......................................           --       (7,239)      (6,742)       (5,941)
        MegAnnuity ........................................................           (5)          (5)          --           (14)
        Adjustable Income Annuity .........................................           --           --           --            --
                                                                             -----------  -----------  ----------- -------------

Increase in net assets from contract transactions .........................    4,879,909    2,741,691    5,252,787    14,473,445
                                                                             -----------  -----------  ----------- -------------
Increase in net assets ....................................................    4,321,768    1,879,790    2,509,746    13,549,205

Net assets at the beginning of year .......................................    2,531,218   19,104,947   18,991,425    10,037,947
                                                                             -----------  -----------  ----------- -------------

Net assets at the end of year .............................................  $ 6,852,986   20,984,737   21,501,171    23,587,152
                                                                             ===========  ===========  =========== =============
                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              ---------------------------------------------

                                                                              JANUS ASPEN     JANUS ASPEN   CREDIT SUISSE
                                                                                CAPITAL      INTERNATIONAL   GLOBAL POST-
                                                                              APPRECIATION      GROWTH      VENTURE CAPITAL
                                                                              ------------   -------------  ---------------
Operations:
     Investment income (loss) - net .......................................       (109,977)       (113,503)         (10,667)
     Net realized gains (losses) on investments ...........................     (2,415,269)     (2,022,713)        (107,724)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (4,636,027)     (3,641,922)        (140,812)
                                                                              ------------   -------------  ---------------

Net increase (decrease) in net assets resulting from operations ...........     (7,161,273)     (5,778,138)        (259,203)
                                                                              ------------   -------------  ---------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................      2,648,153       2,841,311          313,174
        MultiOption Classic/Achiever ......................................      4,328,073       3,889,896          619,197
        MegAnnuity ........................................................        233,032         205,795            1,186
        Adjustable Income Annuity .........................................             --              --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (3,885,686)     (2,736,852)        (111,766)
        MultiOption Classic/Achiever ......................................       (968,060)       (384,028)        (207,007)
        MegAnnuity ........................................................       (213,870)       (153,916)          (1,495)
        Adjustable Income Annuity .........................................             --              --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................            (66)            148               --
        MultiOption Classic/Achiever ......................................           (745)           (462)              --
        MegAnnuity ........................................................              2               1               --
        Adjustable Income Annuity .........................................             --              --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................         (4,140)         (6,584)              --
        MultiOption Classic/Achiever ......................................         (9,307)        (11,281)              --
        MegAnnuity ........................................................            (19)            (10)              --
        Adjustable Income Annuity .........................................             --              --               --
                                                                              ------------   -------------  ---------------

Increase in net assets from contract transactions .........................      2,127,367       3,644,018          613,289
                                                                              ------------   -------------  ---------------
Increase in net assets ....................................................     (5,033,906)     (2,134,120)         354,086

Net assets at the beginning of year .......................................     29,358,137      21,329,235          631,052
                                                                              ------------   -------------  ---------------

Net assets at the end of year .............................................     24,324,231      19,195,115          985,138
                                                                              ============   =============  ===============



See accompanying notes to financial statements.

                                      VARIABLE ANNUITY ACCOUNT
                                STATEMENTS OF CHANGES IN NET ASSETS
                                    YEAR ENDED DECEMBER 31, 2000

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                       ----------------------------------------------
                                                                                                            MONEY
                                                                            GROWTH          BOND            MARKET
                                                                       ---------------  ------------     ------------
Operations:
    Investment income (loss) - net ...............................    $  (3,962,879)       5,695,286       2,513,988
    Net realized gains (losses) on investments ...................       28,568,745       (1,880,231)              -
    Net change in unrealized appreciation or depreciation
       of investments ............................................      (98,769,669)       6,286,581               -
                                                                      -------------     ------------     -----------

Net increase (decrease) in net assets resulting from operations ..      (74,163,803)      10,101,636       2,513,988
                                                                      -------------     ------------     -----------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
      MultiOption Flex/Single/Select .............................       26,714,125        7,646,679      33,530,008
      MultiOption Classic/Achiever ...............................       13,419,320        7,035,800      42,215,719
      MegAnnuity .................................................        2,994,907          342,905       1,013,057
      Adjustable Income Annuity ..................................                -                -               -
    Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select .............................      (55,386,334)     (25,870,798)    (70,295,339)
      MultiOption Classic/Achiever ...............................       (1,488,374)        (673,275)    (31,596,179)
      MegAnnuity .................................................       (1,969,332)      (1,728,203)     (1,100,211)
      Adjustable Income Annuity ..................................                -                -               -
    Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select .............................           22,451           30,404             705
      MultiOption Classic/Achiever ...............................              174              623           1,614
      MegAnnuity .................................................              117              (54)              -
      Adjustable Income Annuity ..................................                -                -               -
    Annuity benefit payments:
      MultiOption Flex/Single/Select .............................         (413,910)        (206,773)        (31,005)
      MultiOption Classic/Achiever ...............................          (10,384)          (5,340)         (8,724)
      MegAnnuity .................................................           (8,781)          (1,911)              -
      Adjustable Income Annuity ..................................                -                -               -
                                                                      -------------     ------------     -----------

Increase (decrease) in net assets from contract transactions .....      (16,126,021)     (13,429,943)    (26,270,355)
                                                                      -------------     ------------     -----------

Increase (decrease) in net assets ................................      (90,289,824)      (3,328,307)    (23,756,367)

Net assets at the beginning of year ..............................      340,441,608      123,212,040      77,746,588
                                                                      -------------     ------------     -----------

Net assets at the end of year ....................................    $ 250,151,784      119,883,733      53,990,221
                                                                      =============     ============     ===========


                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------------
                                                                          ASSET           MORTGAGE        INDEX          CAPITAL
                                                                         ALLOCATION       SECURITIES       500         APPRECIATION
                                                                     ----------------   -------------  -----------   ---------------
Operations:
    Investment income (loss) - net ...............................       5,417,363        5,160,916     (1,858,134)      (3,415,827)
    Net realized gains (losses) on investments ...................      43,222,279         (228,398)    34,073,913       41,410,252
    Net change in unrealized appreciation or depreciation
       of investments ............................................    (109,938,998)       4,726,003    (74,944,427)     (68,414,537)
                                                                      ------------     ------------   ------------     ------------

Net increase (decrease) in net assets resulting from operations ..     (61,299,356)       9,658,521    (42,728,648)     (30,420,112)
                                                                      ------------     ------------   ------------     ------------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
      MultiOption Flex/Single/Select .............................      30,871,734        8,476,428     34,658,854       14,816,739
      MultiOption Classic/Achiever ...............................      22,438,491        9,228,001     17,690,465        6,717,710
      MegAnnuity .................................................       1,079,614          280,300      2,793,294        1,982,262
      Adjustable Income Annuity ..................................               -                -      6,354,182                -
    Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select .............................     (79,576,540)     (21,680,631)   (74,427,900)     (49,290,448)
      MultiOption Classic/Achiever ...............................      (2,394,599)        (606,232)    (1,365,830)        (668,681)
      MegAnnuity .................................................      (1,340,764)        (948,108)    (3,057,694)      (1,402,231)
      Adjustable Income Annuity ..................................               -                -       (386,582)               -
    Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select .............................          16,884           31,321        (12,501)         (13,456)
      MultiOption Classic/Achiever ...............................             411              421            594              102
      MegAnnuity .................................................             985                -           (222)              40
      Adjustable Income Annuity ..................................               -                -       (185,901)               -
    Annuity benefit payments:
      MultiOption Flex/Single/Select .............................        (802,272)        (153,042)      (531,645)        (382,162)
      MultiOption Classic/Achiever ...............................          (8,208)          (2,497)       (31,142)          (3,561)
      MegAnnuity .................................................         (32,168)               -         (6,758)          (3,448)
      Adjustable Income Annuity ..................................               -                -     (2,412,500)               -
                                                                      ------------     ------------   ------------     ------------

Increase (decrease) in net assets from contract transactions .....     (29,746,432)      (5,374,039)   (20,921,286)     (28,247,134)
                                                                      ------------     ------------   ------------     ------------

Increase (decrease) in net assets ................................     (91,045,788)       4,284,482    (63,649,934)     (58,667,246)

Net assets at the beginning of year ..............................     568,532,959       98,489,717    427,268,242      299,365,075
                                                                      ------------     ------------   ------------     ------------

Net assets at the end of year ....................................     477,487,171      102,774,199    363,618,308      240,697,829
                                                                      ============     ============   ============     ============



See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------------
                                                                                                                  MATURING
                                                                                                   SMALL         GOVERNMENT
                                                                              INTERNATIONAL       COMPANY           BOND
                                                                                  STOCK           GROWTH            2002
                                                                              -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................   $     928,616       (2,041,916)         389,636
     Net realized gains (losses) on investments ...........................      23,930,438       19,913,532          (64,993)
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (26,208,897)     (38,881,029)         248,657
                                                                              -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........      (1,349,843)     (21,009,413)         573,300
                                                                              -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5): Contract purchase payments:
        MultiOption Flex/Single/Select ....................................      14,360,982       18,734,348          206,299
        MultiOption Classic/Achiever ......................................       6,164,824        8,320,627          283,593
        MegAnnuity ........................................................       2,592,381        1,816,508               --
        Adjustable Income Annuity .........................................              --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (40,575,277)     (26,872,181)      (1,101,900)
        MultiOption Classic/Achiever ......................................        (490,307)      (1,130,156)         (19,362)
        MegAnnuity ........................................................      (2,611,089)      (1,013,227)      (1,518,827)
        Adjustable Income Annuity .........................................              --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................           7,954)           1,399              (40)
        MultiOption Classic/Achiever ......................................             165              277               --
        MegAnnuity ........................................................             (80)             (36)              --
        Adjustable Income Annuity .........................................              --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................        (339,896)        (305,047)          (2,493)
        MultiOption Classic/Achiever ......................................          (2,583)          (1,772)              --
        MegAnnuity ........................................................         (12,660)          (1,381)              --
        Adjustable Income Annuity .........................................              --               --               --
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............     (20,905,586)        (450,641)      (2,152,730)
                                                                              -------------    -------------    -------------

Increase (decrease) in net assets .........................................     (22,255,429)     (21,460,054)      (1,579,430)

Net assets at the beginning of year .......................................     226,335,709      165,416,235       10,159,332
                                                                              -------------    -------------    -------------

Net assets at the end of year .............................................   $ 204,080,280      143,956,181        8,579,902
                                                                              =============    =============    =============

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                 ------------------------------------------------
                                                                                   MATURING         MATURING
                                                                                  GOVERNMENT       GOVERNMENT
                                                                                     BOND             BOND             VALUE
                                                                                     2006             2010             STOCK
                                                                                 -------------    -------------    -------------
Operations:
     Investment income (loss) - net .......................................            292,615          252,614         (440,108)
     Net realized gains (losses) on investments ...........................            (37,975)         (25,037)         255,837
     Net change in unrealized appreciation or depreciation
        of investments ....................................................            550,702          689,359       (3,877,743)
                                                                                 -------------    -------------    -------------

Net increase (decrease) in net assets resulting from operations ...........            805,342          916,936       (4,062,014)
                                                                                 -------------    -------------    -------------

Contract transactions (notes 2, 3, 4 and 5): Contract purchase payments:
        MultiOption Flex/Single/Select ....................................            310,444          308,660        7,970,530
        MultiOption Classic/Achiever ......................................            181,528          528,932        3,085,961
        MegAnnuity ........................................................              4,814               --          457,252
        Adjustable Income Annuity .........................................                 --               --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................         (1,022,949)      (1,118,230)     (33,111,539)
        MultiOption Classic/Achiever ......................................            (10,980)         (31,564)        (193,315)
        MegAnnuity ........................................................            (66,261)              --         (649,526)
        Adjustable Income Annuity .........................................                 --               --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................             (1,287)          (1,228)          15,345
        MultiOption Classic/Achiever ......................................                 --               --               (7)
        MegAnnuity ........................................................                 (9)              --              (29)
        Adjustable Income Annuity .........................................                 --               --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................            (29,607)         (28,540)        (238,379)
        MultiOption Classic/Achiever ......................................                 --               --             (862)
        MegAnnuity ........................................................             (3,142)              --           (1,155)
        Adjustable Income Annuity .........................................                 --               --               --
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets from contract transactions ..............           (637,449)        (341,970)     (22,665,724)
                                                                                 -------------    -------------    -------------

Increase (decrease) in net assets .........................................            167,893          574,966      (26,727,738)

Net assets at the beginning of year .......................................          6,259,261        4,937,876      134,172,501
                                                                                 -------------    -------------    -------------

Net assets at the end of year .............................................          6,427,154        5,512,842      107,444,763
                                                                                 =============    =============    =============



See accompanying notes to financial statements.

                                    VARIABLE ANNUITY ACCOUNT
                               STATEMENTS OF CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 2000

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------------------
                                                                        SMALL
                                                                       COMPANY         GLOBAL        INDEX 400     MACRO-CAP
                                                                        VALUE           BOND           MID-CAP       VALUE
                                                                      ------------   -------------  ------------  ------------
Operations:
     Investment income (loss) - net ...............................   $ (106,973)       (389,321)        (34,069)   (171,559)
     Net realized gains (losses) on investments ...................       (4,485)       (265,699)      3,145,176     378,940
     Net change in unrealized appreciation or depreciation
        of investments ............................................     3,384,054        792,162        (584,218) (1,930,027)
                                                                       ----------     ----------      ----------  ----------

Net increase (decrease) in net assets resulting from operations ...     3,272,596        137,142       2,526,889  (1,722,646)
                                                                       ----------     ----------      ----------  ----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     3,680,102      3,109,758       6,263,541   5,444,040
        MultiOption Classic/Achiever ..............................     2,077,512     31,114,185       2,930,638   2,044,865
        MegAnnuity ................................................       141,408         59,680         258,701      23,320
        Adjustable Income Annuity .................................            --             --              --          --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (2,247,056)    (2,283,569)     (5,984,289) (3,381,958)
        MultiOption Classic/Achiever ..............................      (138,881)      (206,940)       (224,583)   (258,681)
        MegAnnuity ................................................      (141,389)      (103,450)       (190,172)   (280,690)
        Adjustable Income Annuity .................................            --             --              --          --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................        (1,439)         1,167             499         161
        MultiOption Classic/Achiever ..............................           260            278             430          66
        MegAnnuity ................................................            --              1              (1)         (1)
        Adjustable Income Annuity .................................            --             --              --          --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (31,668)       (15,002)        (19,593)    (20,533)
        MultiOption Classic/Achiever ..............................        (1,612)        (1,795)         (7,603)     (7,353)
        MegAnnuity ................................................           (61)           (56)            (70)       (117)
        Adjustable Income Annuity .................................            --             --              --          --
                                                                       ----------     ----------      ----------  ----------

Increase in net assets from contract transactions .................     3,337,176      3,674,257       3,027,498   3,568,119
                                                                       ----------     ----------      ----------  ----------

Increase (decrease) in net assets .................................     6,609,772      3,811,399       5,554,387   1,845,473

Net assets at the beginning of period .............................    10,118,516     30,804,192      16,554,178  18,612,415
                                                                       ----------     ----------      ----------  ----------

Net assets at the end of period ...................................   $16,728,288     34,615,591      22,108,565  20,457,888
                                                                       ==========     ==========      ==========  ==========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------------------------------
                                                                                          REAL         TEMPLETON       TEMPLETON
                                                                      MICRO-CAP          ESTATE        DEVELOPING         ASSET
                                                                       GROWTH          SECURITIES       MARKETS       STRATEGY(b)
                                                                    ---------------  --------------  ---------------  --------------
Operations:
     Investment income (loss) - net ...............................    (524,098)         360,984          (47,668)           (437)
     Net realized gains (losses) on investments ...................   8,044,856          (54,359)         180,732              11
     Net change in unrealized appreciation or depreciation
        of investments ............................................ (19,551,184)       1,070,805       (3,807,825)          4,421
                                                                     ----------       ----------        ---------        --------

Net increase (decrease) in net assets resulting from operations ... (12,030,426)       1,377,430       (3,674,761)          3,995
                                                                     ----------       ----------        ---------        --------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................  21,109,276        1,391,449        4,136,077          34,863
        MultiOption Classic/Achiever ..............................   5,893,283          587,445        2,133,566         153,718
        MegAnnuity ................................................     866,777           94,569          129,096             300
        Adjustable Income Annuity .................................          --               --               --              --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................  (8,622,706)        (475,761)      (2,442,796)           (998)
        MultiOption Classic/Achiever ..............................    (860,923)         (59,993)        (206,181)             --
        MegAnnuity ................................................    (708,706)         (57,583)        (226,479)             --
        Adjustable Income Annuity .................................          --               --               --              --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................      (2,213)             114           (1,620)             --
        MultiOption Classic/Achiever ..............................         (39)             (47)              80              --
        MegAnnuity ................................................          --               --               61              --
        Adjustable Income Annuity .................................          --               --               --              --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................     (29,875)          (2,369)         (34,078)             --
        MultiOption Classic/Achiever ..............................      (7,510)            (327)            (482)             --
        MegAnnuity ................................................        (112)              --              (29)             --
        Adjustable Income Annuity .................................          --               --               --              --
                                                                     ----------       ----------        ---------        --------

Increase in net assets from contract transactions .................  17,637,252        1,477,497        3,487,215         187,883
                                                                     ----------       ----------        ---------        --------

Increase (decrease) in net assets .................................   5,606,826        2,854,927         (187,546)        191,878

Net assets at the beginning of period .............................  31,610,551        5,167,629        9,103,791              --
                                                                     ----------       ----------        ---------        --------

Net assets at the end of period ...................................  37,217,377        8,022,556        8,916,245         191,878
                                                                     ==========       ==========        =========        ========


(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2000

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------------------

                                                                                          FIDELITY     FIDELITY       FIDELITY
                                                                             FRANKLIN        VIP          VIP            VIP
                                                                            SMALL CAP(b)  MID CAP(a)  CONTRAFUND(a) EQUITY-INCOME(a)
                                                                            ------------  ----------  ------------- ----------------
Operations:
     Investment income (loss) - net ....................................... $    (6,413)      (65,252)     (144,456)       (62,802)
     Net realized gains (losses) on investments ...........................          25        12,538        13,731         31,512
     Net change in unrealized appreciation or depreciation
        of investments ....................................................    (308,900)    1,274,576    (1,244,410)       884,933
                                                                            -----------   -----------   -----------  -------------

Net increase (decrease) in net assets resulting from operations ...........    (315,290)    1,221,862    (1,375,135)       853,643
                                                                            -----------   -----------   -----------  -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................   1,211,559    13,818,767    14,374,122      6,261,192
        MultiOption Classic/Achiever ......................................   1,647,453     5,034,834     6,572,694      3,525,547
        MegAnnuity ........................................................       2,072       574,833       456,150        275,012
        Adjustable Income Annuity .........................................          --            --            --             --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................      (9,883)   (1,054,880)     (839,532)      (687,717)
        MultiOption Classic/Achiever ......................................      (4,735)     (458,759)     (185,320)      (165,261)
        MegAnnuity ........................................................          (7)      (28,069)       (7,194)       (23,105)
        Adjustable Income Annuity .........................................          --            --            --             --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................          64            64           421            701
        MultiOption Classic/Achiever ......................................          --          (116)          284            249
        MegAnnuity ........................................................          --            --            --             --
        Adjustable Income Annuity .........................................          --            --            --             --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................         (15)       (1,260)       (3,476)          (904)
        MultiOption Classic/Achiever ......................................          --        (2,329)       (1,589)        (1,410)
        MegAnnuity ........................................................          --            --            --             --
        Adjustable Income Annuity .........................................          --            --            --             --
                                                                            -----------   -----------   -----------  -------------

Increase in net assets from contract transactions .........................   2,846,508    17,883,085    20,366,560      9,184,304
                                                                            -----------   -----------   -----------  -------------
Increase in net assets ....................................................   2,531,218    19,104,947    18,991,425     10,037,947

Net assets at the beginning of year .......................................          --            --            --             --
                                                                            -----------   -----------   -----------  -------------

Net assets at the end of year ............................................. $ 2,531,218    19,104,947    18,991,425     10,037,947
                                                                            ===========   ===========   ===========  =============
                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              ---------------------------------------------
                                                                              JANUS ASPEN     JANUS ASPEN   WARBURG PINCUS
                                                                                CAPITAL      INTERNATIONAL   GLOBAL POST-
                                                                             APPRECIATION(a)   GROWTH(a)   VENTURE CAPITAL(a)
                                                                             --------------- ------------- ------------------
Operations:
     Investment income (loss) - net .......................................        (32,363)         65,725           (1,275)
     Net realized gains (losses) on investments ...........................       (108,147)        478,457           63,742
     Net change in unrealized appreciation or depreciation
        of investments ....................................................     (7,063,576)     (6,708,876)        (168,761)
                                                                              ------------   -------------  ---------------

Net increase (decrease) in net assets resulting from operations ...........     (7,204,086)     (6,164,694)        (106,294)
                                                                              ------------   -------------  ---------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ....................................     27,556,217      21,484,717          299,553
        MultiOption Classic/Achiever ......................................     10,742,548       7,314,025          439,779
        MegAnnuity ........................................................        672,636         604,272            5,522
        Adjustable Income Annuity .........................................             --              --               --
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ....................................     (1,957,646)     (1,345,000)          (7,508)
        MultiOption Classic/Achiever ......................................       (420,568)       (452,727)              --
        MegAnnuity ........................................................        (26,493)       (104,056)              --
        Adjustable Income Annuity .........................................             --              --               --
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ....................................             99              76               --
        MultiOption Classic/Achiever ......................................            359             970               --
        MegAnnuity ........................................................             --              --               --
        Adjustable Income Annuity .........................................             --              --               --
     Annuity benefit payments:
        MultiOption Flex/Single/Select ....................................         (2,060)         (2,459)              --
        MultiOption Classic/Achiever ......................................         (2,869)         (5,889)              --
        MegAnnuity ........................................................             --              --               --
        Adjustable Income Annuity .........................................             --              --               --
                                                                              ------------   -------------  ---------------

Increase in net assets from contract transactions .........................     36,562,223      27,493,929          737,346
                                                                              ------------   -------------  ---------------
Increase in net assets ....................................................     29,358,137      21,329,235          631,052

Net assets at the beginning of year .......................................             --              --               --
                                                                              ------------   -------------  ---------------

Net assets at the end of year .............................................     29,358,137      21,329,235          631,052
                                                                              ============   =============  ===============

(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000

(b) For the period from August 1, 2000, commencement of operations, to December 31, 2000

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

(1)   ORGANIZATION AND BASIS OF PRESENTATION

      The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers seven types of contracts each consisting of twenty-eight segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges and administrative charges); MegAnnuity; and Adjustable Income Annuity. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

      The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the twenty-eight segregated sub accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund), Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Products Insurance Fund, Janus Aspen Series, and Credit Suisse Trust, formerly Warburg Pincus Trust, (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

      Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Market Securities, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Capital Appreciation, Janus International Growth, and Credit Suisse Global Post-Venture Capital, formerly Warburg Pincus Global Post-Venture Capital, segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities Portfolios of the Fund; Templeton Developing Market Securities, Templeton Asset Strategy, and Franklin Small Cap--Class 2 of Franklin Templeton Variable Insurance Products Trust; Fidelity VIP Mid Cap, Fidelity VIP Contrafund, and Fidelity VIP Equity Income--Service Class 2 shares of Fidelity Variable Insurance Products Fund; Capital Appreciation Portfolio and International Growth Portfolio--Service Shares of Janus Aspen Series; and Global Post-Venture Capital Portfolio of Credit Suisse Trust, formerly Warburg Pincus Trust, respectively.

      Securian Financial Services, Inc., formerly Ascend Financial Services, Inc., acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Fund. Securian Financial Services, Inc. is a wholly owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly owned subsidiary of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(2)   Summary of Significant Accounting Policies

      USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

      INVESTMENTS IN UNDERLYING FUNDS

      Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

      FEDERAL INCOME TAXES

      The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

      CONTRACTS IN ANNUITY PAYMENT PERIOD

      MULTIOPTION FLEX/SINGLE/SELECT AND MULTIOPTION CLASSIC/ACHIEVER:

      Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

      MEGANNUITY:
      Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of
      3.5 percent.

      ADJUSTABLE INCOME ANNUITY:
      Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.5 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS

      MULTIOPTION FLEX/SINGLE/SELECT:
      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

      A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender to $3,921,451 and $4,223,316, respectively.

      MULTIOPTION CLASSIC/ACHIEVER:
      The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

      The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net net assets of the Account. Under certain conditions, the charge may be increased to not more than
      0.40 percent of the average daily net assets of the Account.

      A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender to $500,225 and $60,773, respectively.

      MEGANNUITY:
      The administrative charge paid to Minnesota Life is equal, on an annual basis, to percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account.

      Premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.5 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2001 and 2000.

                            VARIABLE ANNUITY ACCOUNT

      ADJUSTABLE INCOME ANNUITY:
      The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account.

      The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

      Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

              A sales charge ranging from 3.75 to 4.5 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 2001 and 2000 amounted to $5,118 and $2,172, respectively.

              A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 2001 and 2000 amounted to $28,646 and $48,644, respectively.

              A premium tax charge of up to 3.5 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 2001 and 2000 amounted to $2,242 and $80, respectively.


      To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Securian Financial Services, Inc., an affiliate of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT


(4) The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2001:


      Growth ....................................   $47,772,746
      Bond ......................................    46,087,648
      Money Market ..............................    93,117,985
      Asset Allocation ..........................    80,554,232
      Mortgage Securities .......................    62,633,401
      Index 500 .................................    42,072,274
      Capital Appreciation ......................    68,462,286
      International Stock .......................    37,580,937
      Small Company Growth ......................    54,812,690
      Maturing Government Bond 2002 .............     1,425,787
      Maturing Government Bond 2006 .............     3,669,271
      Maturing Government Bond 2010 .............     2,596,140
      Value Stock ...............................    11,054,330
      Small Company Value .......................    16,934,414
      Global Bond ...............................     5,808,712
      Index 400 .................................     7,817,638
      Macro-Cap Value ...........................     5,785,981
      Micro-Cap Growth ..........................     5,415,721
      Real Estate Securities ....................     6,235,376
      Templeton Developing Market Securities
        Fund ....................................     1,434,854
      Templeton Asset Strategy Fund .............     2,455,393
      Franklin Small Cap Fund ...................     5,500,755
      VIP Mid Cap Portfolio .....................     6,900,085
      VIP Contrafund Portfolio ..................     8,927,767
      VIP Equity-Income Portfolio ...............    16,875,865
      Capital Appreciation Portfolio ............     7,436,449
      International Growth Portfolio ............     7,075,704
      Global Post-Venture Capital Portfolio .....       933,558


                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION FLEX/SINGLE/SELECT

      Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 2000 were as follows:


                                                                      SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------------------
                                                                              MONEY           ASSET          MORTGAGE
                                              GROWTH           BOND           MARKET        ALLOCATION      SECURITIES
                                           ------------    ------------    ------------    ------------    ------------
Units outstanding at
      December 31, 1999 ................     49,216,657      48,459,470      41,200,616     121,522,399      40,937,593
                Contract purchase
                    payments ...........      4,069,809       3,108,355      18,766,332       6,626,958       3,538,391
                Contract terminations,
                    withdrawal payments
                    and charges ........     (8,545,158)    (10,619,231)    (39,634,127)    (17,625,378)     (9,153,547)
                                           ------------    ------------    ------------    ------------    ------------
Units outstanding at
      December 31, 2000 ................     44,741,308      40,948,594      20,332,821     110,523,979      35,322,437
                                           ============    ============    ============    ============    ============
                 Contract purchase
                     payments ..........      2,386,244       6,629,588      31,782,472       3,764,276       9,835,724
                Contract terminations,
                     withdrawal payments
                     and charges .......    (10,130,967)     (7,253,000)    (25,360,133)    (24,585,662)     (6,801,904)
                                           ------------    ------------    ------------    ------------    ------------
Units outstanding at
      December 31, 2001 ................     36,996,585      40,325,182      26,755,160      89,702,593      38,356,257
                                           ============    ============    ============    ============    ============

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------
                                                                                          SMALL         MATURING
                                              INDEX         CAPITAL     INTERNATIONAL    COMPANY       GOVERNMENT
                                               500        APPRECIATION     STOCK          GROWTH        BOND 2002
                                           -----------    ------------   -----------    -----------    -----------
Units outstanding at
      December 31, 1999 ................    64,735,863     49,725,886     89,983,922     61,721,924      5,090,494
                Contract purchase
                    payments ...........     6,100,097      2,568,458      5,998,945      6,971,325        146,581
                Contract terminations,
                    withdrawal payments
                    and charges ........   (13,416,073)    (8,556,553)   (17,139,284)   (10,351,772)      (789,454)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ................    57,419,887     43,737,791     78,843,583     58,341,477      4,447,621
                                           ===========    ===========    ===========    ===========    ===========
                Contract purchase
                    payments ...........     3,664,536      1,457,671      3,055,548      2,996,786        635,902
                Contract terminations,
                    withdrawal payments
                    and charges ........   (12,354,714)    (8,642,728)   (15,603,177)   (11,913,372)      (678,387)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ................    48,729,709     36,552,734     66,295,954     49,424,891      4,405,136
                                           ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------
                                            MATURING       MATURING                        SMALL
                                           GOVERNMENT     GOVERNMENT        VALUE         COMPANY        GLOBAL
                                            BOND 2006      BOND 2010        STOCK          VALUE          BOND
                                           -----------    -----------    -----------    -----------    -----------
 Units outstanding at
       December 31, 1999 ...............     3,776,193      3,079,844     61,230,340     10,422,707     28,982,189
                Contract purchase
                    payments ...........       204,580        194,573      3,841,699      3,841,143      3,063,104
                Contract terminations,
                    withdrawal payments
                    and charges ........      (695,657)      (739,699)   (16,214,869)    (2,382,902)    (2,250,784)
                                           -----------    -----------    -----------    -----------    -----------
 Units outstanding at
       December 31, 2000 ...............     3,285,116      2,534,718     48,857,170     11,880,948     29,794,509
                                           ===========    ===========    ===========    ===========    ===========
                Contract purchase
                    payments ...........     1,638,226        984,549      3,386,013      8,644,537      2,125,147
                Contract terminations,
                    withdrawal payments
                    and charges ........      (778,207)      (846,703)    (9,876,119)    (5,554,913)    (2,382,365)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ................     4,145,135      2,672,564     42,367,064     14,970,572     29,537,291
                                           ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                          SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------

                                           INDEX 400      MACRO-CAP      MICRO-CAP     REAL ESTATE
                                            MID-CAP         VALUE         GROWTH       SECURITIES
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 1999 ...............    11,781,426     14,276,707     11,992,142      6,242,074
               Contract purchase
                   payments ...........     4,431,877      4,431,030      7,783,876      1,485,072
               Contract terminations,
                   withdrawal payments
                   and charges ........    (4,337,690)    (2,760,283)    (3,472,302)      (523,435)
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ...............    11,875,613     15,947,454     16,303,716      7,203,711
                                          ===========    ===========    ===========    ===========
               Contract purchase
                   payments ...........     2,923,984      3,099,648      1,591,287      3,385,738
               Contract terminations,
                   withdrawal payments
                   and charges ........    (3,948,511)    (6,153,028)    (4,026,851)    (1,860,618)
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ...............    10,851,086     12,894,074     13,868,152      8,728,831
                                          ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                           SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------
                                           TEMPLETON      TEMPLETON
                                           DEVELOPING      ASSET         FRANKLIN     FIDELITY VIP
                                            MARKETS       STRATEGY       SMALL CAP       MID CAP
                                           SECURITIES       FUND           FUND         PORTFOLIO
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 1999 ...............     9,817,346             --             --             --
               Contract purchase
                   payments ...........     5,921,146         36,964      1,297,687     11,978,605
               Contract terminations,
                   withdrawal payments
                   and charges ........    (3,455,645)        (1,074)       (11,522)      (924,447)
                                          -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ...............    12,282,847         35,890      1,286,165     11,054,158
                                          ===========    ===========    ===========    ===========
               Contract purchase
                   payments ...........     1,621,141      1,462,714      3,975,760      4,171,179
               Contract terminations,
                   withdrawal payments
                   and charges ........    (3,082,927)      (299,196)    (1,019,971)    (4,451,158)
                                          -----------    -----------    -----------    -----------

Units outstanding at
      December 31, 2001 ...............    10,821,061      1,199,408      4,241,954     10,774,179
                                          ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
      FLEX/SINGLE/SELECT - CONTINUED

                                                                    SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------
                                                                         JANUS ASPEN   JANUS ASPEN    CREDIT SUISSE
                                           FIDELITY VIP   FIDELITY VIP     CAPITAL     INTERNATIONAL    GLOBAL POST
                                            CONTRAFUND   EQUITY-INCOME   APPRECIATION     GROWTH      VENTURE CAPITAL
                                            PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                           -----------   -------------   ------------   -----------   ---------------
Units outstanding at
      December 31, 1999 ................            --             --             --             --             --
                Contract purchase
                   payments ............    14,119,670      6,105,114     27,008,407     20,021,442        320,561
                Contract terminations,
                   withdrawal payments
                   and charges .........      (861,120)      (655,873)    (2,099,804)    (1,463,574)        (8,696)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2000 ................    13,258,550      5,449,241     24,908,603     18,557,868        311,865
                                           ===========    ===========    ===========    ===========    ===========
               Contract purchase
                   payments ............     5,565,427     10,456,743      5,909,919      6,163,402        459,201
               Contract terminations,
                   withdrawal payments
                   and charges .........    (4,340,323)    (2,697,700)    (8,061,242)    (6,404,843)      (170,761)
                                           -----------    -----------    -----------    -----------    -----------
Units outstanding at
      December 31, 2001 ................    14,483,654     13,208,284     22,757,280     18,316,427        600,306
                                           ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER

      Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 2000 were as follows:

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                        ----------------------------------------------------------------------------
                                                                                          MONEY           ASSET           MORTGAGE
                                                          GROWTH           BOND          MARKET         ALLOCATION       SECURITIES
                                                        -------------  -------------  --------------  ---------------  -------------
Units outstanding at
      December 31, 1999 ............................      1,608,959         765,852       3,372,875       3,296,125         989,073
                        Contract purchase
                            payments ...............     11,749,866       6,494,207      40,856,102      20,172,496       8,745,964
                        Contract terminations,
                            withdrawal payments
                            and charges ............     (1,362,184)       (636,160)    (30,551,007)     (2,214,577)       (573,977)
                                                        -----------     -----------     -----------     -----------     -----------
Units outstanding at
      December 31, 2000 ............................     11,996,641       6,623,899      13,677,970      21,254,044       9,161,060
                                                        ===========     ===========     ===========     ===========     ===========
                        Contract purchase
                            payments ...............      8,158,005      10,518,039      26,746,610      10,628,498      17,191,267
                        Contract terminations,
                            withdrawal payments
                            and charges ............     (2,365,092)     (1,396,017)    (22,340,585)     (7,530,289)     (2,772,281)
                                                        -----------     -----------     -----------     -----------     -----------
 Units outstanding at
      December 31, 2001 ............................     17,789,554      15,745,921      18,083,995      24,352,253      23,580,046
                                                        ===========     ===========     ===========     ===========     ===========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                             -----------------------------------------------------------------------
                                                                                                                SMALL      MATURING
                                                                 INDEX         CAPITAL      INTERNATIONAL      COMPANY    GOVERNMENT
                                                                  500        APPRECIATION       STOCK          GROWTH     BOND 2002
                                                             --------------  -------------  --------------  -----------  -----------
Units outstanding at
      December 31, 1999 ..................................      2,038,959        602,909        888,642        503,561       21,585
                        Contract purchase
                            payments .....................     16,356,635      5,236,081      5,814,947      5,987,582      279,691
                        Contract terminations,
                            withdrawal payments
                            and charges ..................     (1,306,925)      (553,398)      (467,204)      (877,925)     (19,005)
                                                              -----------     ----------     ----------     ----------     --------
Units outstanding at
      December 31, 2000 ..................................     17,088,669      5,285,592      6,236,385      5,613,218      282,271
                                                              ===========     ==========     ==========     ==========     ========
                        Contract purchase
                            payments .....................     12,199,387      3,458,507      4,344,974      3,311,905        9,844
                        Contract terminations,
                            withdrawal payments
                            and charges ..................     (3,646,854)    (1,112,048)    (1,002,498)    (1,080,736)     (24,785)
                                                              -----------     ----------     ----------     ----------     --------
 Units outstanding at
      December 31, 2001 ..................................     25,641,202      7,632,051      9,578,861      7,844,387      267,330
                                                              ===========     ==========     ==========     ==========     ========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              MATURING      MATURING                      SMALL
                                                             GOVERNMENT    GOVERNMENT      VALUE         COMPANY         GLOBAL
                                                             BOND 2006      BOND 2010      STOCK          VALUE           BOND
                                                            -----------  --------------   ---------    -----------    --------------
         Units outstanding at
              December 31, 1999 ........................      102,972         4,254         392,479        179,266         342,453
                                Contract purchase
                                    payments ...........      177,843       509,229       3,161,866      1,915,527       3,199,129
                                Contract terminations,
                                    withdrawal payments
                                    and charges ........      (10,502)      (29,437)       (199,887)      (132,981)       (216,678)
                                                             --------      --------      ----------     ----------      ----------
         Units outstanding at
              December 31, 2000 ........................      270,313       484,046       3,354,458      1,961,812       3,324,904
                                                             ========      ========      ==========     ==========      ==========
                                Contract purchase
                                    payments ...........      101,932        32,850       3,433,820      3,052,249       3,242,206
                                Contract terminations,
                                    withdrawal payments
                                    and charges ........      (36,903)      (29,581)       (851,591)      (631,565)       (544,593)
                                                             --------      --------      ----------     ----------      ----------
         Units outstanding at
              December 31, 2001 ........................      335,342       487,315       5,936,687      4,382,496       6,022,517
                                                             ========      ========      ==========     ==========      ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED


                                                                                        SEGREGATED SUB-ACCOUNTS
                                                               ---------------------------------------------------------------------

                                                                 INDEX 400         MACRO-CAP        MICRO-CAP         REAL ESTATE
                                                                  MID-CAP            VALUE           GROWTH            SECURITIES
                                                               ----------------  --------------  ---------------  ------------------
Units outstanding at
     December 31, 1999 .................................           398,475            236,331            420,716             17,691
                       Contract purchase
                           payments ....................         2,427,079          1,889,404          3,315,400            505,915
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (191,036)          (258,195)          (559,193)           (52,417)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2000 .................................         2,634,518          1,867,540          3,176,923            471,189
                                                                ==========         ==========         ==========         ==========
                       Contract purchase
                           payments ....................         1,947,353          2,439,987          2,049,284          1,682,415
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (517,172)          (445,707)          (975,222)          (308,581)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2001 .................................         4,064,699          3,861,820          4,250,985          1,845,023
                                                                ==========         ==========         ==========         ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                               ---------------------------------------------------------------------
                                                                 TEMPLETON        TEMPLETON
                                                                 DEVELOPING         ASSET              FRANKLIN         FIDELITY VIP
                                                                   MARKETS        STRATEGY             SMALL CAP           MID CAP
                                                                 SECURITIES         FUND                 FUND             PORTFOLIO
                                                               --------------  --------------        -------------     -------------
Units outstanding at
     December 31, 1999 .................................           268,232                  -                  -               -
                       Contract purchase
                           payments ....................         2,116,526            161,983          1,858,396          4,248,792
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (204,790)                 -             (5,834)          (404,137)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2000 .................................         2,179,968            161,983          1,852,562          3,844,655
                                                                ==========         ==========         ==========         ==========
                       Contract purchase
                           payments ....................         1,078,762          1,188,243          4,259,320          3,398,338
                       Contract terminations,
                           withdrawal payments
                           and charges .................          (386,000)           (60,074)          (398,943)          (697,292)
                                                                ----------         ----------         ----------         ----------
Units outstanding at
     December 31, 2001 .................................         2,872,730          1,290,152          5,712,939          6,545,701
                                                                ==========         ==========         ==========         ==========

                            VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER - CONTINUED

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                         ---------------------------------------------------------------------------
                                                                                       JANUS ASPEN    JANUS ASPEN     CREDIT SUISSE
                                                         FIDELITY VIP   FIDELITY VIP      CAPITAL    INTERNATIONAL     GLOBAL POST
                                                          CONTRAFUND   EQUITY-INCOME   APPRECIATION      GROWTH      VENTURE CAPITAL
                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO        PORTFOLIO
                                                        -------------  -------------  ------------- --------------  ----------------
Units outstanding at
     December 31, 1999 ...............................            -              -               -             -             -
                        Contract purchase
                            payments .................    6,596,582      3,337,156      11,178,419     7,262,190       525,721
                        Contract terminations,
                            withdrawal payments
                            and charges ..............     (190,823)      (156,139)       (480,909)     (483,823)            -
                                                        -----------     ----------     -----------   -----------    ----------
Units outstanding at
     December 31, 2000 ...............................    6,405,759      3,181,017      10,697,510     6,778,367       525,721
                                                        ===========     ==========     ===========   ===========    ==========
                       Contract purchase
                           payments ..................    6,236,944      6,404,642       7,099,995     6,436,131       853,779
                       Contract terminations,
                           withdrawal payments
                           and charges ...............   (1,186,054)      (796,286)     (2,371,566)   (1,467,105)     (116,973)
                                                        -----------     ----------     -----------   -----------    ----------
Units outstanding at
     December 31, 2001 ...............................   11,456,649      8,789,373      15,425,939    11,747,393     1,262,527
                                                        ===========     ==========     ===========   ===========    ==========

                            VARIABLE ANNUITY ACCOUNT


(5)   UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY

      Transactions in units for each segregated sub-account for the years ended December 31, 2001 and 1999 were as follows:

                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------
                                                                     MONEY         ASSET        MORTGAGE
                                         GROWTH         BOND         MARKET      ALLOCATION    SECURITIES
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 1999 ...............    1,773,719     2,238,400     1,175,791     2,078,286       878,899
             Contract purchase
                 payments ..........      564,866       134,867       529,420       253,025       105,762
             Contract terminations,
                 withdrawal payments
                 and charges .......     (386,741)     (696,805)     (577,244)     (310,224)     (360,970)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2000 ...............    1,951,844     1,676,462     1,127,967     2,021,087       623,691
                                       ==========    ==========    ==========    ==========    ==========
             Contract purchase
                 payments ..........      309,680       493,792     1,552,497       251,967       353,477
             Contract terminations,
                 withdrawal payments
                 and charges .......     (418,909)     (461,170)   (1,086,487)     (512,693)     (164,359)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2001 ...............    1,842,615     1,709,084     1,593,977     1,760,361       812,810
                                       ==========    ==========    ==========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                                                           SEGREGATED SUB-ACCOUNTS
                                       ------------------------------------------------------------------
                                                                                   SMALL        MATURING
                                         INDEX        CAPITAL     INTERNATIONAL   COMPANY      GOVERNMENT
                                          500       APPRECIATION     STOCK         GROWTH       BOND 2002
                                       ----------   ------------  ------------   ----------    ----------
Units outstanding at
   December 31, 1999 ...............    2,938,591     1,598,318     2,062,152     1,577,615     2,134,169
             Contract purchase
                 payments ..........      507,864       344,200     1,020,991       624,931            --
             Contract terminations,
                 withdrawal payments
                 and charges .......     (550,076)     (240,198)   (1,025,332)     (372,659)   (1,040,531)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2000 ...............    2,896,379     1,702,320     2,057,811     1,829,887     1,093,638
                                       ==========    ==========    ==========    ==========    ==========
             Contract purchase
                 payments ..........      464,379       140,466       464,111       264,854         3,047
             Contract terminations,
                 withdrawal payments
                 and charges .......     (469,357)     (296,516)     (746,608)     (489,479)     (806,683)
                                       ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2001 ...............    2,891,401     1,546,270     1,775,314     1,605,262       290,002
                                       ==========    ==========    ==========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                                                          SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------
                                       MATURING      MATURING                     SMALL
                                      GOVERNMENT    GOVERNMENT      VALUE        COMPANY        GLOBAL
                                       BOND 2006     BOND 2010      STOCK         VALUE          BOND
                                      ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 1999 ..............      268,923       107,403     1,038,209       213,346       125,858
            Contract purchase
                payments ..........        3,028            --       213,038       154,761        72,597
            Contract terminations,
                withdrawal payments
                and charges .......      (43,221)           --      (300,541)     (152,748)     (113,224)
                                      ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2000 ..............      228,730       107,403       950,706       215,359        85,231
                                      ==========    ==========    ==========    ==========    ==========
            Contract purchase
                payments ..........      168,799        63,377       163,116       389,733        15,937
            Contract terminations,
                withdrawal payments
                and charges .......      (13,972)     (104,355)     (155,188)      (82,909)      (12,071)
                                      ----------    ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2001 ..............      383,557        66,425       958,634       522,183        89,097
                                      ==========    ==========    ==========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                                               SEGREGATED SUB-ACCOUNTS
                                      --------------------------------------------
                                      INDEX 400   MACRO-CAP   MICRO-CAP  REAL ESTATE
                                       MID-CAP     VALUE       GROWTH    SECURITIES
                                      --------    --------    --------   ----------
Units outstanding at
   December 31, 1999 ..............    275,066     339,537     227,183      64,837
            Contract purchase
                payments ..........    189,682      22,752     308,820      98,742
            Contract terminations,
                withdrawal payments
                and charges .......   (130,438)   (221,983)   (270,159)    (66,362)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2000 ..............    334,310     140,306     265,844      97,217
                                      ========    ========    ========    ========
            Contract purchase
                payments ..........     92,896     168,475      62,512     192,346
            Contract terminations,
                withdrawal payments
                and charges .......    (71,009)    (15,001)    (72,299)    (43,081)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2001 ..............    356,197     293,780     256,057     246,482
                                      ========    ========    ========    ========

                            VARIABLE ANNUITY ACCOUNT

                                               SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------
                                     TEMPLETON   TEMPLETON
                                     DEVELOPING    ASSET     FRANKLIN   FIDELITY VIP
                                      MARKETS    STRATEGY    SMALL CAP    MID CAP
                                     SECURITIES    FUND        FUND      PORTFOLIO
                                     ----------  --------    ---------  ------------
Units outstanding at
   December 31, 1999 ..............    384,533          --          --          --
            Contract purchase
                payments ..........    256,858         302       2,649     488,076
            Contract terminations,
                withdrawal payments
                and charges .......   (404,800)         --          (8)    (23,193)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2000 ..............    236,591         302       2,641     464,883
                                      ========    ========    ========    ========
            Contract purchase
                payments ..........     36,149      73,549     133,890     113,289
            Contract terminations,
                withdrawal payments
                and charges .......    (60,475)     (6,280)     (8,685)   (181,479)
                                      --------    --------    --------    --------
Units outstanding at
   December 31, 2001 ..............    212,265      67,571     127,846     396,693
                                      ========    ========    ========    ========

                            VARIABLE ANNUITY ACCOUNT

                                                                   SEGREGATED SUB-ACCOUNTS
                                     ------------------------------------------------------------------------------
                                                                      JANUS ASPEN    JANUS ASPEN    CREDIT SUISSE
                                      FIDELITY VIP      FIDELITY VIP    CAPITAL     INTERNATIONAL    GLOBAL POST
                                       CONTRAFUND      EQUITY-INCOME  APPRECIATION     GROWTH      VENTURE CAPITAL
                                       PORTFOLIO         PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                     --------------    -------------  ------------  -------------  ----------------
Units outstanding at
   December 31, 1999 ...............          --               --             --             --               --
             Contract purchase
                 payments ..........     437,564          268,773        649,865        544,572            5,215
             Contract terminations,
                 withdrawal payments
                 and charges .......      (6,901)         (21,652)       (26,352)       (92,745)              --
                                       ---------        ---------      ---------      ---------        ---------
Units outstanding at
   December 31, 2000 ...............     430,663          247,121        623,513        451,827            5,215
                                       =========        =========      =========      =========        =========
            Contract purchase
                payments ...........     220,287          365,968        331,315        283,641            3,017
            Contract terminations,
                withdrawal payments
                and charges ........    (285,333)        (341,101)      (326,590)      (224,605)          (2,248)
                                       ---------        ---------      ---------      ---------        ---------
Units outstanding at
   December 31, 2001 ...............     365,617          271,988        628,238        510,863            5,984
                                       =========        =========      =========      =========        =========

                            VARIABLE ANNUITY ACCOUNT

(6) FINANCIAL HIGHLIGHTS

                                                       At December 31, 2001
                                         -----------------------------------------------
                                            Unit Value
Sub-account                              lowest to highest                  Net Assets
----------------------------------------------------------------------------------------
Growth                                   $ 0.67 to 3.80                    $ 159,860,949
Bond                                       1.16 to 2.91                      136,717,695
Money Market                               1.08 to 2.04                       73,086,827
Asset Allocation                           0.83 to 3.37                      334,282,742
Mortgage Securities                        1.19 to 3.15                      136,919,160
Index 500                                  0.84 to 4.53                      283,002,183
Capital Appreciation                       0.84 to 3.90                      153,135,035
International Stock                        0.93 to 2.30                      154,874,874
Small Company Growth                       1.03 to 2.04                      106,352,320
Maturing Government Bond 2002              1.13 to 1.70                        7,694,243
Maturing Government Bond 2006              1.20 to 1.90                        8,692,552
Maturing Government bond 2010              1.22 to 1.96                        5,840,469
Value Stock                                0.86 to 1.98                       85,380,743
Small Company Value                        1.31 to 1.43                       27,119,932
Global Bond                                0.96 to 1.06                       36,124,400
Index 400 Mid-Cap                          1.22 to 1.53                       21,884,881
Macro-Cap Value                            0.87 to 1.10                       17,416,946
Micro-Cap Growth                           1.23 to 1.72                       29,750,152
Real Estate Securities                     1.10 to 1.30                       12,378,669
Templeton Developing Markets               0.50 to 0.73                        7,847,819
Templeton Asset Strategy                   0.86 to 0.88                        2,219,608
Franklin Small Cap                         0.67 to 0.68                        6,852,986
Fidelity VIP Mid-Cap                       1.18 to 1.20                       20,984,737
Fidelity VIP Contrafund                    0.81 to 0.83                       21,501,171
Fidelity VIP Equity-Income                 1.05 to 1.07                       23,587,152
Janus Aspen Capital Appreciation           0.62 to 0.64                       24,324,231
Janus Apsen International Growth           0.62 to 0.64                       19,195,115
Credit Suisse Global Post Venture Capital  0.53 to 0.54                          985,138


                                                             For the year ended December 31, 2001
                                         ----------------------------------------------------------------------------
                                         Investment Income Ratio*       Expense Ratio**           Total Return ***
Sub-Account                                 lowest to highest          lowest to highest          lowest to highest
---------------------------------------------------------------------------------------------------------------------
Growth                                         0.00 to 0.00  %          0.15 to 1.40 %            (25.8) to (24.91) %
Bond                                          10.87 to 12.38            0.15 to 1.40                6.40 to 7.74
Money Market                                   3.54 to 3.64             0.15 to 1.40                2.34 to 3.63
Asset Allocation                               1.85 to 2.04             0.15 to 1.40             (15.55) to (14.49)
Mortgage Securities                           12.02 to 12.74            0.15 to 1.40                7.46 to 8.81
Index 500                                      0.87 to 1.12             0.15 to 1.40             (13.48) to (12.39)
Capital Appreciation                           0.09 to 0.11             0.15 to 1.40             (25.68) to (24.74)
International Stock                            4.13 to 4.23             0.15 to 1.40             (12.45) to (11.34)
Small Company Growth                           0.00 to 0.00             0.15 to 1.40             (15.89) to (14.83)
Maturing Government Bond 2002                  4.58 to 5.53             0.15 to 1.40                6.05 to 7.39
Maturing Government Bond 2006                  5.34 to 5.92             0.15 to 1.40                6.57 to 7.91
Maturing Government bond 2010                  7.17 to 10.68            0.15 to 1.40                3.51 to 4.81
Value Stock                                    1.05 to 1.51             0.15 to 1.40             (11.70) to (10.59)
Small Company Value                            0.00 to 0.00             0.15 to 1.40               13.98 to 15.41
Global Bond                                    1.06 to 1.38             0.15 to 1.40              (2.88) to (1.66)
Index 400 Mid-Cap                              0.81 to 1.08             0.15 to 1.40              (2.44) to (1.22)
Macro-Cap Value                                0.22 to 0.36             0.15 to 1.40              (9.03) to (7.88)
Micro-Cap Growth                               0.00 to 0.00             0.15 to 1.40             (12.56) to (11.46)
Real Estate Securities                         3.78 to 5.55             0.15 to 1.40                8.51 to 9.87
Templeton Developing Markets                   0.10 to 0.11             0.15 to 1.40              (9.36) to (8.22)
Templeton Asset Strategy                       0.23 to 10.47            0.15 to 1.40             (11.20) to (10.08)
Franklin Small Cap                             0.22 to 0.41             0.15 to 1.40             (16.43) to (15.37)
Fidelity VIP Mid-Cap                           0.00 to 0.00             0.15 to 1.40              (4.86) to (3.66)
Fidelity VIP Contrafund                        0.58 to 0.73             0.15 to 1.40             (13.69) to (12.60)
Fidelity VIP Equity-Income                     1.01 to 1.97             0.15 to 1.40              (6.55) to (5.37)
Janus Aspen Capital Appreciation               0.85 to 0.90             0.15 to 1.40             (22.92) to (21.95)
Janus Apsen International Growth               0.68 to 0.74             0.15 to 1.40             (24.50) to (23.54)
Credit Suisse Global Post Venture Capital      0.00 to 0.00             0.15 to 1.40             (33.72) to (29.52)

The unit values, investment income ratios, expense ratios, and total returns are presented in ranges representing the various contracts offered by the Account and allocating payments to each sub-account.

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the year ended, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP

Minneapolis, Minnesota
February 11, 2002

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 2001 and 2000
                                     Assets

                                                          2001        2000
                                                       ----------- -----------
                                                           (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $5,061,422 and $4,501,951)                         $ 5,279,515 $ 4,623,058
   Held-to-maturity, at amortized cost (fair value $0
    and $886,315)                                              --      860,632
  Equity securities, at fair value (cost $594,916 and
   $561,236)                                               602,554     638,032
  Mortgage loans, net                                      738,749     664,853
  Real estate, net                                          11,925      17,520
  Finance receivables, net                                 126,037     128,545
  Policy loans                                             256,844     250,246
  Short-term investments                                   621,907     216,230
  Private equity investments (cost $301,728 and
   $293,333)                                               263,928     464,303
  Fixed maturity securites on loan, at fair value
   (amortized cost $348,651 and $0)                        365,031         --
  Equity securites on loan, at fair value (cost
   $39,575 and $59,009)                                     48,280      72,372
  Other invested assets                                    166,340      83,851
                                                       ----------- -----------
   Total investments                                     8,481,110   8,019,642
  Cash                                                      32,589      67,951
  Deferred policy acquisition costs                        683,339     711,546
  Accrued investment income                                 94,539      91,887
  Premiums receivable, net                                 116,483     109,062
  Property and equipment, net                               80,822      67,095
  Reinsurance recoverables                                 621,615     587,335
  Other assets                                              42,645      59,862
  Separate account assets                                7,558,283   8,201,803
                                                       ----------- -----------
     Total assets                                      $17,711,425 $17,916,183
                                                       =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                 $ 4,191,843 $ 4,061,213
  Future policy and contract benefits                    1,929,205   1,875,370
  Pending policy and contract claims                       133,920     107,015
  Other policyholders funds                                499,940     472,108
  Policyholders dividends payable                           55,978      55,813
  Unearned premiums and fees                               209,255     210,878
  Federal income tax liability:
   Current                                                  32,360      44,060
   Deferred                                                113,060     192,525
  Other liabilities                                        518,547     411,814
  Notes payable                                            159,000     185,000
  Securities lending collateral                            424,406      77,124
  Separate account liabilities                           7,511,607   8,156,131
                                                       ----------- -----------
   Total liabilities                                    15,779,121  15,849,051
                                                       ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                        5,000       5,000
  Additional paid in capital                                 3,000       3,000
  Retained earnings                                      1,821,015   1,811,707
  Accumulated other comprehensive income                   103,289     247,425
                                                       ----------- -----------
   Total stockholder's equity                            1,932,304   2,067,132
                                                       ----------- -----------
     Total liabilities and stockholder's equity        $17,711,425 $17,916,183
                                                       =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  793,357  $  761,451  $  697,799
  Policy and contract fees                   354,373     359,980     331,110
  Net investment income                      527,335     575,900     540,056
  Net realized investment gains (losses)     (12,972)    147,623      79,615
  Finance charge income                       33,400      31,000      31,969
  Other income                               105,914      89,386      81,135
                                          ----------  ----------  ----------
    Total revenues                         1,801,407   1,965,340   1,761,684
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     749,122     697,396     667,207
  Interest credited to policies and con-
   tracts                                    288,673     289,298     282,627
  General operating expenses                 447,848     379,933     358,387
  Commissions                                122,709     123,463     110,645
  Administrative and sponsorship fees         81,194      80,288      79,787
  Dividends to policyholders                  19,670      19,526      18,928
  Interest on notes payable                   16,684      26,146      24,282
  Amortization of deferred policy acqui-
   sition costs                              171,580     185,962     123,455
  Capitalization of policy acquisition
   costs                                    (185,366)   (180,689)   (152,602)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,712,114   1,621,323   1,512,716
                                          ----------  ----------  ----------
      Income from operations before taxes     89,293     344,017     248,968
  Federal income tax expense (benefit):
    Current                                   22,793     113,700      75,172
    Deferred                                  (3,928)     (4,403)     (1,439)
                                          ----------  ----------  ----------
      Total federal income tax expense        18,865     109,297      73,733
                                          ----------  ----------  ----------
        Net income                        $   70,428  $  234,720  $  175,235
                                          ==========  ==========  ==========
  Other comprehensive income (loss), net
   of tax:
    Unrealized gains (losses) on securi-
     ties                                 $ (144,136) $  129,348   $ (85,538)
                                          ----------  ----------  ----------
    Other comprehensive income (loss),
     net of tax                             (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
        Comprehensive income (loss)       $  (73,708) $  364,068  $   89,697
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $    3,000  $      --
  Contribution                                   --          --        3,000
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $    3,000
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,811,707  $1,629,787  $1,513,661
  Net income                                  70,428     234,720     175,235
  Dividends to stockholder                   (61,120)    (52,800)    (59,109)
                                          ----------  ----------  ----------
    Total retained earnings               $1,821,015  $1,811,707  $1,629,787
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  247,425  $  118,077  $  203,615
  Change in unrealized appreciation (de-
   preciation) of securities                (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  103,289  $  247,425  $  118,077
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,932,304  $2,067,132  $1,755,864
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 2001, 2000 and 1999

                                               2001         2000         1999
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $    70,428  $   234,720  $   175,235
Adjustments to reconcile net income to net
 cash provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                288,673      289,298      282,627
 Fees deducted from policy and contract
  balances                                     (221,645)    (222,243)    (217,941)
 Change in future policy benefits                53,835       48,417       68,578
 Change in other policyholders liabili-
  ties, net                                      18,215       23,655       29,426
 Amortization of deferred policy acquisi-
  tion costs                                    171,580      185,962      123,455
 Capitalization of policy acquisition
  costs                                        (185,366)    (180,689)    (152,602)
 Change in premiums receivable                   (7,421)     (14,891)     (31,562)
 Deferred tax provision                          (3,928)      (4,403)      (1,439)
 Change in federal income tax liabili-
  ties--current                                 (11,700)     (19,044)      15,281
 Net realized investment losses (gains)          12,972     (147,623)     (79,615)
 Change in reinsurance recoverables             (32,041)    (406,852)     (18,257)
 Other, net                                     (37,774)     110,107       (8,301)
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                              115,828     (103,586)     184,885
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,738,948    1,373,968    1,856,757
 Equity securities                              481,396      791,354      705,050
 Real estate                                      5,362        4,226        7,341
 Private equity investments                      15,596       46,012       28,128
 Other invested assets                            5,896       18,554        5,731
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      379,989      306,017      345,677
 Fixed maturity securities, held-to-matu-
  rity                                              --       127,450      122,704
 Mortgage loans                                  44,312      100,617      116,785
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (2,249,224)  (1,390,655)  (2,432,049)
 Fixed maturity securities, held-to-matu-
  rity                                              --       (13,897)      (8,446)
 Equity securities                             (502,064)    (634,873)    (613,596)
 Mortgage loans                                (118,003)     (68,685)    (130,013)
 Real estate                                       (140)         (99)      (1,016)
 Private equity investments                     (28,580)     (84,239)     (79,584)
 Other invested assets                           (8,381)      (2,689)     (11,435)
Finance receivable originations or pur-
 chases                                         (83,578)    (180,433)     (74,989)
Finance receivable principal payments            78,289      176,053       88,697
Securities lending collateral                   347,282       77,124          --
Securities in transit                            99,765      (75,314)     (80,300)
Other, net                                      (41,741)     (21,243)     (11,046)
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              165,124      549,248     (165,604)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      948,380      497,868      448,012
Withdrawals from annuity and insurance
 contracts                                     (834,348)    (689,749)    (478,775)
Proceeds from issuance of debt                      --           --        50,000
Payments on debt                                (26,000)    (123,000)     (49,000)
Dividends paid to stockholder                       --       (52,800)     (83,809)
Other, net                                        1,331       (4,596)      (7,008)
                                            -----------  -----------  -----------
   Net cash provided by (used for) financ-
    ing activities                               89,363     (372,277)    (120,580)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                               370,315       73,385     (101,299)
Cash and short-term investments, beginning
 of year                                        284,181      210,796      312,095
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   654,496  $   284,181  $   210,796
                                            ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, Retirement Services and Asset Management. Revenues in 2001 for these business units were $640,162,000, $305,591,000, $563,784,000,
$182,488,000 and $72,378,000, respectively. Additional revenues of $37,004,000 were reported by the Company's subsidiaries and corporate product line.

   The Company serves over six million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs (continued) gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

   For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

   For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations.

Software Capitalization
Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $18,575,000, $13,314,000 and $7,790,000 and amortized software expense of $8,065,000, $5,014,000 and $1,716,000 as of December 31, 2001, 2000 and 1999, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. On large homogeneous loans, finance charges and interest are suspended when a loan is considered by management to be impaired.

   Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued is written off. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Valuation of Investments (continued)
   Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select asset classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

   Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2001 and 2000, was $7,503,000 and $7,334,000, respectively.

   Policy loans are carried at the unpaid principal balance.

   Effective March 15, 2001 the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Certain Securitized Financial Assets, which establishes standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method.

   Upon initial application of EITF 99-20, the Company identified holdings with a market value of $36,000,000 that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $14,300,000 of permanent write-downs were recorded as realized losses.

Derivative Financial Instruments
Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments (continued)
   The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in interest rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

   In the normal course of business the Company currently holds derivatives in the form of equity swaps. The purpose of these swaps is to hedge the fair value of equity linked instruments to equity market movements. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. Generally, the Company enters into hedging relationships such that changes in the fair values or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives. Changes in fair value of these swaps are generally offset to net realized investment gains (losses) by changes in the fair value of the item being hedged.

   Additionally, effective January 1, 2001 the Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

   Upon initial application of FAS 133, January 1, 2001, the Company reclassified embedded derivatives on convertible bonds of approximately $26,200,000 from fixed maturity securities classified as available-for-sale to other invested assets. The Company also reclassified certain mortgage dollar roll securities and embedded options within convertible bonds from fixed maturity and equity securities classified as available-for-sale in the amount of $74,100,000 to other invested assets. As of December 31, 2001, the change in fair value of these securities of $1,600,000 was included in realized capital gains.

   Prior to the fourth quarter of 2000, the Company had invested in international bonds denominated in foreign currencies. These positions were all sold during the fourth quarter of 2000. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. The Company does not currently make use of foreign exchange currency contracts, other than the short-duration spot contracts disclosed above, as part of its investment strategy. Upon sale of the international investments, the Company purchased offsetting forward contracts. The impact, from this transaction, to the Company's results of operations was $84,000. The notional amount of the forward contracts for the year ended December 31, 2000, was $65,771,000.

Realized and Unrealized Gains and Losses
Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

   Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Securities Lending
The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $239,000 and $105,000 as of December 31, 2001 and 2000, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2001 and 2000 were $413,311,000 and $72,372,000, respectively. As of December 31, 2001 and 2000, the collateral associated with securities lending was $424,406,000 and $77,124,000, respectively.

   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet as short-term securities and securities lending collateral, respectively.

   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $138,819,000 and $131,841,000 at December 31, 2001 and 2000, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2001, 2000 and 1999, was $13,242,000, $13,723,000 and $11,749,000, respectively.

Goodwill and Other Intangible Assets
In July 2001, the FASB issued Statement No. 142 (FAS 142), Goodwill and Other Intangible Assets, which establishes accounting and reporting standards for goodwill and other intangible assets, effective for fiscal years beginning after December 15, 2001. The Company will adopt FAS 142 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 142.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.

   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $46,677,000 and $45,672,000 at December 31, 2001 and 2000, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Policyholders Liabilities (continued)
   Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2001 and 2000, the total participating business in force was $20,121,593,000 and $20,372,806,000, respectively.

Closed Block of Business
In December 2000, the Accounting Standards Executive Committee issued Statement of Position 00-3 (SOP 00-3), Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, effective for fiscal years beginning after December 15, 2000. The Company has adopted SOP 00-3 as of January 1, 2001. The Company has determined that there are no material impacts to its statement of operations or financial position due to the adoption of SOP 00-3.

Business Combinations
In June 2001, the FASB issued Statement No. 141 (FAS 141), Business Combinations, which establishes accounting and reporting standards for business combinations. FAS 141 is effective for all business combinations initiated after June 30, 2001. The Company has adopted FAS 141 effective July 1, 2001. The Company has determined that there are no material impacts to its statements of operations or financial position due to the adoption of FAS 141.

Impairment or Disposal of Long-Lived Assets
In August 2001, the FASB issued Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company will adopt FAS 144 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 144.

Income Taxes
The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reclassification
Certain 2000 and 1999 financial statement balances have been reclassified to conform to the 2001 presentation.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments

   Net investment income for the years ended December 31 was as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $411,208  $429,168  $428,286
Equity securities             29,088    52,097    29,282
Mortgage loans                55,682    54,313    54,596
Real estate                    1,672     3,697        11
Policy loans                  18,257    17,371    16,016
Short-term investments         7,499    14,257     5,829
Private equity investments     3,289     3,191     4,114
Other invested assets          1,463     5,404     6,278
                            --------  --------  --------
  Gross investment income    528,158   579,498   544,412
Investment expenses             (823)   (3,598)   (4,356)
                            --------  --------  --------
  Total                     $527,335  $575,900  $540,056
                            ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $(15,772) $(57,955) $(31,404)
Equity securities             (1,373)  177,243    91,591
Mortgage loans                     1      (419)    1,344
Real estate                    3,245    (2,456)    4,806
Private equity investments    (1,676)   28,128    13,983
Other invested assets          2,603     3,082      (705)
                            --------  --------  --------
  Total                     $(12,972) $147,623  $ 79,615
                            ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

                                                  2001      2000      1999
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 34,884  $ 10,926  $ 28,619
  Gross realized losses                          (50,656)  (68,881)  (60,023)
Equity securities:
  Gross realized gains                            81,647   260,022   143,180
  Gross realized losses                          (83,020)  (82,779)  (51,589)
Private equity investments:
  Gross realized gains                             4,857    29,076    14,558
  Gross realized losses                           (6,533)     (948)     (575)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   2001       2000
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,575  $ 523,768
Gross unrealized losses                           (168,979)  (147,016)
Adjustment to deferred acquisition costs           (41,993)       --
Adjustment to unearned policy and contract fees      6,433        --
Deferred federal income taxes                      (53,747)  (129,327)
                                                 ---------  ---------
  Net unrealized gains                           $ 103,289  $ 247,425
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                                  Gross Unrealized
                                                  -----------------
                                       Amortized                       Fair
                                          Cost     Gains    Losses    Value
                                       ---------- -------- -------- ----------
                                                   (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $  203,806 $ 66,552 $  1,672 $  268,686
  Foreign governments                       1,425      --        79      1,346
  Corporate securities                  3,076,890  139,127   47,927  3,168,090
  Mortgage-backed securities            1,779,301   65,522    3,430  1,841,393
                                       ---------- -------- -------- ----------
    Total fixed maturities              5,061,422  271,201   53,108  5,279,515
  Equity securities-unaffiliated          453,563   64,431   69,079    448,915
  Equity securities-affiliated mutual
   funds                                  141,353   19,199    6,913    153,639
                                       ---------- -------- -------- ----------
    Total equity securities               594,916   83,630   75,992    602,554
                                       ---------- -------- -------- ----------
      Total                            $5,656,338 $354,831 $129,100 $5,882,069
                                       ========== ======== ======== ==========

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government agencies and authori-
   ties                             $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                    4,706      186       55      4,837
  Corporate securities               2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities         1,445,158   27,463    9,411  1,463,210
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated       418,307  111,964   59,457    470,814
  Equity securities-affiliated mu-
   tual funds                          142,929   24,332       43    167,218
                                    ---------- -------- -------- ----------
    Total equity securities            561,236  136,296   59,500    638,032
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities                 750,121   29,855    5,997    773,979
  Mortgage-backed securities           110,511    4,474    2,649    112,336
                                    ---------- -------- -------- ----------
    Total held-to-maturity             860,632   34,329    8,646    886,315
                                    ---------- -------- -------- ----------
      Total                         $5,923,819 $378,536 $154,950 $6,147,405
                                    ========== ======== ======== ==========

Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)

   The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                     Gross
                                                   Unrealized
                                                 --------------
                                       Amortized                  Fair
                                         Cost     Gains  Losses  Value
                                       --------- ------- ------ --------
                                                (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $145,685  $10,187 $1,039 $154,833
  Corporate securities                   87,547    5,137    219   92,465
  Mortgage-backed securities            115,419    2,592    278  117,733
                                       --------  ------- ------ --------
    Total fixed maturities              348,651   17,916  1,536  365,031
  Equity securities-unaffiliated         39,575   10,764  2,059   48,280
                                       --------  ------- ------ --------
      Total                            $388,226  $28,680 $3,595 $413,311
                                       ========  ======= ====== ========

                                               Gross
                                             Unrealized
                                           --------------
                                 Amortized                 Fair
                                   Cost     Gains  Losses  Value
                                 --------- ------- ------ -------
                                          (In thousands)
December 31, 2000
Available-for-sale:
  Equity securities-unaffiliated  $59,009  $22,346 $8,983 $72,372
                                  -------  ------- ------ -------
      Total                       $59,009  $22,346 $8,983 $72,372
                                  =======  ======= ====== =======

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale   Securities-on-Loan
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   97,456 $   99,133 $ 12,033  $ 12,628
Due after one year through five years     854,123    934,026   67,147    71,282
Due after five years through ten
 years                                  1,386,267  1,444,009  100,532   107,421
Due after ten years                       944,275    960,954   53,520    55,967
                                       ---------- ---------- --------  --------
                                        3,282,121  3,438,122  233,232   247,298
Mortgage-backed securities              1,779,301  1,841,393  115,419   117,733
                                       ---------- ---------- --------  --------
  Total                                $5,061,422 $5,279,515 $348,651  $365,031
                                       ========== ========== ========  ========

   At December 31, 2001 and 2000, fixed maturity securities and short-term investments with a carrying value of $15,815,000 and $14,902,000, respectively, were on deposit with various regulatory authorities as required by law.

   At December 31, 2001 and 2000, no specific mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2001 and 2000. There were no provisions for credit losses or charge-offs in 2001, 2000 or 1999.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  Below is a summary of interest income on impaired mortgage loans.


                                                         2001  2000  1999
                                                         ----- ----- ----
                                                          (In thousands)
Average impaired mortgage loans                          $ --  $   2 $  4
Interest income on impaired mortgage loans--contractual    --    --     4
Interest income on impaired mortgage loans--collected      --    --     4

(4) Notes Receivable

The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2001, there were no available tax increments, therefore no interest payments were received. As of December 31, 2001 and 2000, the Company has loaned HRA $14,581,000 and $14,523,000 respectively. The accrued interest on this loan contingency was $4,288,000 and $3,015,000, as of December 31, 2001 and 2000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       2001      2000
                                     --------  --------
                                      (In thousands)
Direct installment loans             $115,233  $119,310
Retail installment notes               13,973    12,432
Retail revolving credit                   226       677
Accrued interest                        2,451     2,462
                                     --------  --------
  Gross receivables                   131,883   134,881
Allowance for uncollectible amounts    (5,846)   (6,336)
                                     --------  --------
    Finance receivables, net         $126,037  $128,545
                                     ========  ========

   The direct installment loans, at December 31, 2001 and 2000, consisted of $93,733,000 and $90,466,000, respectively, of discount basis loans (net of unearned finance charges) and $21,500,000 and $28,844,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $13,000,000 and $19,000,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Revolving credit loans included approximately $200,000 and $500,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2001 and 2000, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

   During the years ended December 31, 2001 and 2000, principal cash collections of direct installment loans were $55,176,000 and $60,800,000, respectively, and the percentages of these cash collections to average net balances were 48% and 52%, respectively. Retail installment notes' principal cash collections to average net balances were $20,667,000 and $15,470,000, respectively and the percentages of these cash collections to average net balances were 153% and 149%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2001 and 2000 was 4.4% and 4.7%, respectively.

  Changes in the allowance for losses for the periods ended December 31, were as follows:

                                         2001      2000      1999
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  6,336  $  7,728  $ 16,076
Provision for credit losses               6,924     6,244     5,434
Allowance applicable to bulk purchase        19       --        125
Charge-offs                             (10,302)  (10,523)  (16,712)
Recoveries                                2,869     2,887     2,805
                                       --------  --------  --------
Balance at end of year                 $  5,846  $  6,336  $  7,728
                                       ========  ========  ========

   At December 31, 2001, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2001 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2001          $1,515        65    $1,580
Related allowance for credit losses    $  514        11    $  525

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2001. The average quarterly balance of impaired loans during the years ended December 31, 2001 and 2000, was $1,685,000 and $3,544,000 for installment basis loans and $28,000 and $634,000 for revolving credit loans, respectively.

   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2001.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                            2001      2000     1999
                           -------  --------  -------
                                (In thousands)
Computed tax expense       $31,253  $120,406  $87,139
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                  (7,606)   (4,696)  (3,127)
  Special tax on mutual
   life insurance compa-
   nies                        --     (5,235)  (9,568)
  Foundation gain             (580)     (568)    (538)
  Tax credits               (1,300)   (3,400)  (4,500)
  Expense adjustments and
   other                    (2,902)    2,790    4,327
                           -------  --------  -------
    Total tax expense      $18,865  $109,297  $73,733
                           =======  ========  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        2001     2000
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $  7,152 $ 11,899
  Pension and post retirement benefits                  31,209   34,079
  Tax deferred policy acquisition costs                 94,828   90,600
  Deferred gain on individual disability coinsurance    20,726   22,152
  Net realized capital losses                           19,203   12,688
  Ceding commissions                                     4,244      --
  Other                                                 11,287   13,023
                                                      -------- --------
    Gross deferred tax assets                          188,649  184,441
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                    189,421  198,195
  Premiums                                              15,094   14,525
  Real estate and property and equipment depreciation    6,561    6,478
  Basis difference on investments                       16,575   21,307
  Net unrealized capital gains                          65,875  129,327
  Other                                                  8,183    7,134
                                                      -------- --------
    Gross deferred tax liabilities                     301,709  376,966
                                                      -------- --------
      Net deferred tax liability                      $113,060 $192,525
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2001 and 2000 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

   Income taxes paid for the years ended December 31, 2001, 2000 and 1999, were $34,493,000, $132,744,000 and $59,905,000, respectively.

   During 2001 the Internal Revenue Service (IRS) began their audit of the Company's federal income tax returns for 2000, 1999 and 1998. As of December 31, 2001, there were no proposed adjustments affecting the Company. The Company believes that any adjustments, as a result of this examination, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                  2001      2000       1999
                                --------  ---------  --------
                                      (In thousands)
Balance at January 1            $480,650  $ 470,501  $435,079
  Less: reinsurance recoverable  404,357    121,395   108,918
                                --------  ---------  --------
Net balance at January 1          76,293    349,106   326,161
                                --------  ---------  --------
Incurred related to:
  Current year                    65,370     95,703    92,421
  Prior years                     (2,577)    11,761    19,435
                                --------  ---------  --------
Total incurred                    62,793    107,464   111,856
                                --------  ---------  --------
Paid related to:
  Current year                    25,925     28,968    25,084
  Prior years                     28,275     58,557    63,827
                                --------  ---------  --------
Total paid                        54,200     87,525    88,911
                                --------  ---------  --------
Individual disability transfer       --    (292,752)      --
                                --------  ---------  --------
Net balance at December 31        84,886     76,293   349,106
  Plus: reinsurance recoverable  433,323    404,357   121,395
                                --------  ---------  --------
Balance at December 31          $518,209  $ 480,650  $470,501
                                ========  =========  ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred decreased by $2,577,000 in 2001 and increased by $11,761,000 and $19,435,000 in 2000 and 1999, respectively, which includes the amortization of discount on individual accident and health claim reserves of $430,000, $14,016,000, and $13,918,000 in 2001, 2000 and 1999, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)
   The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $210,342  $197,025  $ 31,552  $ 33,720
Service cost                               9,031     8,895     1,342     1,454
Interest cost                             16,222    15,058     2,357     2,314
Actuarial loss (gain)                     12,308    (4,229)    2,620    (3,987)
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $242,192  $210,342  $ 36,744  $ 31,552
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at beginning
 of year                                $167,171  $159,694  $    --   $    --
Actual return on plan assets             (12,241)    6,987       --        --
Employer contribution                      8,877     6,897     1,127     1,949
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Fair value of plan assets at end of
 year                                   $158,096  $167,171  $    --   $    --
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Funded status                           $(84,096) $(43,171) $(36,744) $(31,552)
Unrecognized net actuarial loss (gain)    46,488     8,004    (6,411)   (9,629)
Unrecognized prior service cost (bene-
 fit)                                      6,816     7,770    (1,446)   (1,959)
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(32,306) $(31,624) $(44,601) $(43,170)
Intangible asset                           1,514     4,227       --         30
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
Weighted average assumptions as of De-
 cember 31:
Discount rate                               7.25%     8.00%     7.25%     8.00%
Expected return on plan assets              8.25%     8.26%      --        --
Rate of compensation increase               5.43%     5.36%      --        --

   For measurement purposes, a 7.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)

                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2001      2000      1999     2001    2000    1999
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  9,031  $  8,895  $  8,272  $1,342  $1,454  $1,419
Interest cost               16,222    15,058    13,132   2,357   2,314   2,340
Expected return on plan
 assets                    (14,256)  (13,151)  (12,080)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       954    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   321       743       459    (597)   (448)   (195)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,272  $ 12,499  $ 10,737  $2,589  $2,807  $3,051
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $53,756,000, $40,746,000, and $21,129,000, respectively, as of December 31, 2001, and $50,689,000, $39,217,000 and
$19,772,000, respectively, as of December 31, 2000.

   The assumptions presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2001 by $6,988,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2001 by $805,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2001 by $5,494,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2001 by $620,000.

Profit Sharing Plans

   The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2001, 2000 and 1999 of $4,563,000, $8,794,000 and $6,003,000,
respectively. Participants may elect to receive a portion of their contributions in cash.

(9) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       2001       2000      1999
                     ---------  --------  --------
                           (In thousands)
Direct premiums      $ 761,877  $697,933  $662,775
Reinsurance assumed    140,303   129,800   102,154
Reinsurance ceded     (108,823)  (66,282)  (67,130)
                     ---------  --------  --------
  Net premiums       $ 793,357  $761,451  $697,799
                     =========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)

   Reinsurance recoveries on ceded reinsurance contracts were $95,136,000, $73,484,000 and $71,922,000 during 2001, 2000 and 1999, respectively.

   On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The deferred gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations. The amortized gain for 2001 and 2000 was $4,074,000 and $1,018,000, respectively. The amounts of reinsurance recoveries pertaining to the Standard Insurance Company coinsurance agreement were $54,489,000 and $9,828,000 during 2001 and 2000, respectively. The amounts of reinsurance recoverables carried on the balance sheet were $552,790,000 and $531,487,000 at December 31, 2001 and 2000,
respectively. The Company continues to write disability policies and cedes all policies to Standard Insurance Company.

   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.

(10) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

   The interest rates on the finance receivables outstanding as of December 31, 2001 and 2000, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2001 and 2000, approximate the fair value for those respective dates.

   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2001 and 2000 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                         2001                    2000
                                ----------------------- -----------------------
                                 Carrying      Fair      Carrying      Fair
                                  Amount       Value      Amount       Value
                                ----------- ----------- ----------- -----------
                                                (In thousands)
Fixed maturity securities:
  Available-for-sale            $ 5,279,515 $ 5,279,515 $ 4,623,058 $ 4,623,058
  Held-to-maturity                      --          --      860,632     886,315
Equity securities                   602,554     602,554     638,032     638,032
Fixed maturity securities on
 loan                               365,031     365,031         --          --
Equity securities on loan            48,280      48,280      72,372      72,372
Mortgage loans:
  Commercial                        738,749     761,004     664,818     679,245
  Residential                           --           --          35          36
Policy loans                        256,844     256,844     250,246     250,246
Short-term investments              621,907     621,907     216,230     216,230
Cash                                 32,589      32,589      67,951      67,951
Finance receivables, net            126,037     126,037     128,545     128,545
Private equity investments          263,928     263,928     464,303     464,303
Foreign currency exchange con-
 tract                                  --          --           84          84
Separate account assets           7,558,283   7,558,283   8,201,803   8,201,803
Other assets                         74,078      74,078         --          --
                                ----------- ----------- ----------- -----------
  Total financial assets        $15,967,795 $15,990,050 $16,188,109 $16,228,220
                                =========== =========== =========== ===========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                        2001                    2000
                               ----------------------- -----------------------
                                Carrying      Fair      Carrying      Fair
                                 Amount       Value      Amount       Value
                               ----------- ----------- ----------- -----------
                                               (In thousands)
Deferred annuities             $ 1,615,774 $ 1,611,178 $ 1,620,378 $ 1,612,386
Annuity certain contracts           60,187      60,769      61,513      61,515
Other fund deposits                956,147     957,461     895,854     891,581
Supplementary contracts with-
 out life contingencies             42,092      43,134      39,125      40,489
Notes payable                      159,000     162,341     185,000     188,025
Separate account liabilities     7,511,607   7,511,607   8,156,131   8,156,131
Securities lending collateral      424,406     424,406      77,124      77,124
                               ----------- ----------- ----------- -----------
  Total financial liabilities  $10,769,213 $10,770,896 $11,035,125 $11,027,251
                               =========== =========== =========== ===========

Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2001 and 2000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2001     2000
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.90%-8.77%, through
 2003                                                       34,000   60,000
                                                          -------- --------
  Total notes payable                                     $159,000 $185,000
                                                          ======== ========

   At December 31, 2001, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2002, $22,000,000; 2003, $12,000,000;
2004, $0; 2005, $0; 2006, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2001.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2001 and 2000, the outstanding balance of this line of credit was zero.

   Interest paid on debt for the years ended December 31, 2001, 2000 and 1999, was $17,115,000, $26,775,000 and $24,120,000, respectively.

(12) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities and deferred policy acquisition cost adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:

                                               2001       2000       1999
                                             ---------  ---------  ---------
                                                    (In thousands)
Other comprehensive income (loss), before
 tax:
  Unrealized gains (loss) on securities      $(202,783) $ 346,347  $(162,242)
    Reclassification adjustment for gains
     (losses) included in
     net income                                 18,821   (147,416)   (74,170)
  Adjustment to unearned policy and contract
   fees                                          6,433        473    (16,385)
  Adjustment to deferred policy acquisition
   costs                                       (41,993)       414    119,128
                                             ---------  ---------  ---------
                                              (219,522)   199,818   (133,669)
  Income tax expense related to items of
   other comprehensive income                   75,386    (70,470)    48,131
                                             ---------  ---------  ---------
  Other comprehensive income (loss), net of
   tax                                       $(144,136) $ 129,348  $ (85,538)
                                             =========  =========  =========

Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends

During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling approximately $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000. During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc, totaling $59,109,000. These dividends were in the form of cash, common stock and affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998 the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2001 statutory results, the maximum amount available for the payment of dividends during 2002 by Minnesota Life Insurance Company without prior regulatory approval is $107,591,000 after November 7, 2002.

(14) Legal Proceedings

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $39,654,000, $3,529,000 and $3,670,000 in 2001, 2000 and 1999, respectively.

(15) Commitments and Contingencies

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $97,800,000 and $135,600,000 as of December 31, 2001 and 2000, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

   The Company has long-term commitments to fund private equity investments and real estate investments totaling $160,474,000 as of December 31, 2001. The Company estimates that $53,000,000 of these commitments will be invested in 2002, with the remaining $107,474,000 invested over the next four years.

   As of December 31, 2001, the Company had committed to purchase bonds and mortgage loans totaling $86,684,000 but had not completed the purchase transactions.

   The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc., for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2002, $11,267,000; 2003, $11,267,000; 2004, $11,267,000; 2005, $11,267,000; 2006,
$11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2002, $676,000; 2003, $688,000; 2004, $726,000; 2005, $731,000; 2006, $605,000. Lease expense net of sub-lease income for the years ended December 31, 2001, 2000 and 1999 was $9,662,000, $2,491,000 and $0, respectively.

Minnesota Life Insurance Company and Subsidiaries

(15) Commitments and Contingencies (continued)

   At December 31, 2001, the Company had guaranteed the payment of $84,500,000 in policyholders dividends and discretionary amounts payable in 2002. The Company has pledged bonds, valued at $84,549,000 to secure this guarantee.

   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2001 and 2000 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,255,000 and $4,139,000 for the periods ending December 31, 2001 and 2000, respectively. These assets are being amortized over a five-year period.

   At December 31, 2001, the Company had guaranteed the payment of approximately $118,640,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

   Prescribed accounting practices include a variety of publications of the NAIC as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC project to codify statutory accounting practices (Codification) was effective January 1, 2001. Codification continues to encompass both prescribed and permitted practices as described above. Any amounts identified as a change due to implementing Codification were recorded to statutory surplus. The Company determined that Codification, at the time of initial adoption, had an impact of increasing statutory surplus by approximately $48,790,000.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data (continued)

   The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below (2001 results are codified, and 2000 and 1999 are prior to Codification):

                                                       Year ended December
                                                      ----------------------
                                                         2001        2000
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,075,907  $1,304,825
Adjustments:
  Deferred policy acquisition costs                      682,794     710,931
  Net unrealized investment gains                        217,864     125,511
  Statutory asset valuation reserve                      303,888     347,800
  Statutory interest maintenance reserve                   7,050      10,440
  Premiums and fees deferred or receivable               (51,572)    (54,505)
  Change in reserve basis                                113,646     111,657
  Deferred reinsurance gain                              (59,217)    (64,309)
  Separate accounts                                      (39,126)    (49,098)
  Unearned policy and contract fees                     (140,315)   (143,220)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (313,147)   (192,525)
  Pension benefit liabilities                             (6,815)    (45,673)
  Non-admitted assets                                    194,154      55,395
  Policyholders dividends                                 65,828      66,622
  Other                                                    6,365       8,281
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,932,304  $2,067,132
                                                      ==========  ==========

                                                As of December 31
                                            ---------------------------
                                             2001      2000      1999
                                            -------  --------  --------
                                                 (In thousands)
Statutory net income                        $47,505  $251,003  $167,957
Adjustments:
  Deferred policy acquisition costs          13,716    (5,203)   29,164
  Statutory interest maintenance reserve     (1,138)  (20,544)  (18,931)
  Premiums and fees deferred or receivable  (10,213)   (1,264)    3,686
  Change in reserve basis                    (2,180)    3,783     2,555
  Separate accounts                           9,971    15,762    (8,044)
  Deferred reinsurance gain                  (2,394)    1,018        --
  Unearned policy and contract fees          (1,845)    1,645    (8,696)
  Realized gains (losses)                     1,586   (11,747)    4,143
  Net deferred income taxes                   3,928     4,403     1,439
  Policyholders dividends                      (714)    4,354     1,620
  Pension benefits                           16,605    (7,952)     (590)
  Other                                      (4,399)     (538)      932
                                            -------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $70,428  $234,720  $175,235
                                            =======  ========  ========

(17) Subsequent Events

On February 11, 2002, the Company declared a dividend to Securian Financial Group totaling $10,000,000. The amount was subsequently paid in cash.

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

                       Summary of Investments--Other than
                         Investments in Related Parties

                               December 31, 2001

                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Fixed maturity securities:
  United States government and
   government agencies and authorities $  203,806 $  268,686    $  268,686
  Foreign governments                       1,425      1,346         1,346
  Public utilities                        289,845    298,743       298,743
  Mortgage-backed securities            1,779,301  1,841,393     1,841,393
  All other corporate fixed maturity
   securities                           2,787,045  2,869,347     2,869,347
                                       ---------- ----------    ----------
      Total fixed maturity securities   5,061,422  5,279,515     5,279,515
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        6,363      6,336         6,336
    Banks, trusts and insurance compa-
     nies                                 107,177     97,529        97,529
    Industrial, miscellaneous and all
     other                                457,149    476,404       476,404
  Nonredeemable preferred stocks           24,227     22,285        22,285
                                       ---------- ----------    ----------
      Total equity securities             594,916    602,554       602,554
                                       ---------- ----------    ----------
Mortgage loans on real estate             740,249   xxxxxx         738,749
Real estate (2)                            11,925   xxxxxx          11,925
Policy loans                              256,844   xxxxxx         256,844
Other investments                         292,377   xxxxxx         292,377
Private equity investments                301,728   xxxxxx         263,928
Fixed maturity securities on loan         348,651   xxxxxx         365,031
Equity securities on loan                  39,575   xxxxxx          48,280
Short-term investments                    621,907   xxxxxx         621,907
                                       ---------- ----------    ----------
      Total                             2,613,256        --      2,599,041
                                       ---------- ----------    ----------
Total investments                      $8,269,594 $5,882,069    $8,481,110
                                       ========== ==========    ==========

-------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments.

                         See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries
                                  Schedule III

                      Supplementary Insurance Information
                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2001:
 Life insurance     $498,233     $2,563,749    $171,174     $113,351
 Accident and
  health
  insurance           87,059        615,020      38,052       19,103
 Annuity              98,047      2,942,241          29        1,466
 Property and
 liability
 insurance               --              38         --           --
                    --------     ----------    --------     --------
                    $683,339     $6,121,048    $209,255     $133,920
                    ========     ==========    ========     ========
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
 health insurance     88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and
 liability
 insurance               --             154
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
 health insurance     80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and
 liability
 insurance               --             441
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income    expenses(5)      costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2001:
 Life insurance    $  918,901   $288,841    $  810,101     $136,512   $470,668
 Accident and
  health
  insurance           136,637     12,823        53,611       13,170    106,770
 Annuity               92,192    225,200       193,772       21,898     90,793
 Property and
 liability
 insurance                --         471           (19)         --         204      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,147,730   $527,335    $1,057,465     $171,580   $668,435    $ --
                   =========== ========== ============== ============ ========= ==========
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
 health insurance     175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and
 liability
 insurance                --         500           143                     319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
 health insurance     170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and
 liability
 insurance                (14)       491           323                     743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

                  Years ended December 31, 2001, 2000 and 1999

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2001:
 Life insurance in force $233,303,591 $28,244,100 $63,354,138 $268,413,629     23.6%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    530,352 $    30,128 $   138,774 $    638,998     21.7%
  Accident and health
   insurance                  208,520      78,212       1,047      131,355      0.8%
  Annuity                      23,004         --          --        23,004      --
  Property and liability
   insurance                        1         483         482          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    761,877 $   108,823 $   140,303 $    793,357     17.7%
                         ============ =========== =========== ============
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661     19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850     21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428      0.5%
  Annuity                      21,173         --          --        21,173      --
  Property and liability
   insurance                      273       7,854       7,581          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451     17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951     19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981     16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270      0.8%
  Annuity                      22,562         --          --        22,562      --
  Property and liability
   insurance                      591      17,797      17,192          (14)     n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799     14.6%
                         ============ =========== =========== ============

                       See independent auditors' report.

                                   APPENDIX A

CALCULATION OF ACCUMULATION UNIT VALUES

Calculation of the net investment factor and the accumulation unit value may be illustrated by the following hypothetical example. Assume the accumulation unit value of the Variable Fund D Growth Sub-Account on the immediately preceding valuation period was $6.499041. Assume the following about the Series Fund Growth Portfolio: (a) the net asset value per share of the Growth Portfolio was $1.394438 at the end of the current valuation period; (2) the Growth Portfolio declared a per share dividend and capital gain distribution in the amount of $.037162 during the current valuation period; and (3) the net asset value per share of the Growth Portfolio was $1.426879 at the end of the preceding valuation period.

The gross investment rate for the valuation period would be equal to 1.0033086 (1.394438 plus .037162 divided by 1.426879). The net investment rate for the valuation period is determined by deducting the total Growth Sub-Account expenses from the gross investment rate. Total Growth Sub-Account expenses of ..0000162 is equal to .0000315 for mortality and risk expense (the daily equivalent of .795% assuming 252 valuation dates per year) less .0000093 for the investment management fee reimbursement (the daily equivalent of .235% assuming 252 valuation dates per year) less .0000060 for the other expense reimbursement (the daily equivalent of .150% assuming 252 valuation dates per year). The net investment rate equals 1.0032924 (1.0033086 minus .0000162).

The accumulation unit value at the end of the valuation period would be equal to the value on the immediately preceding valuation date ($6.499041) multiplied by the net investment factor for the current valuation period (1.003294), which produces $6.520438.

CALCULATION OF ANNUITY UNIT VALUES AND VARIABLE ANNUITY PAYMENT

The determination of the annuity unit value and the annuity payment may be illustrated by the following hypothetical example. Assume that the contract has been in force for more than ten years so that no deferred sales charge will apply and that there is no deduction for annuity premium taxes. Assume further that at the date of his or her retirement, the annuitant has credited to his or her account 30,000 accumulation units, and that the value of an accumulation unit on the valuation date next following the fourteenth day of the preceding month was $1.150000, producing a total value of $34,500. Assume also that the annuitant elects an option for which the table in the contract indicates the first monthly payment is $6.57 per $1,000 of value applied; the annuitant's first monthly payment would thus be 34.500 multiplied by $6.57, or $226.67.

Assume that the annuity unit value on the due date of the first payment was $1.100000. When this is divided into the first monthly payment, the number of annuity units represented by that payment is determined to be 206.064. The value of this same number of annuity units will be paid in each subsequent month.

Assume further that the accumulation unit value on the valuation date next following the fourteenth day of the succeeding month is $1.160000. This is divided by the accumulation unit value on the preceding monthly valuation date ($1.150000) to produce a ratio of 1.008696.

Multiplying this ratio by .997137 to neutralize the assumed investment rate of 3.5% per annum already taken into account in determining annuity units as described above, produces a result of 1.005808. This is then multiplied by the preceding annuity unit value ($1.100000) to produce a current annuity value of $1.106390.

The second monthly payment is then determined by multiplying the fixed number of annuity units (206.064) by the current annuity unit value ($1.106390), which produces a second monthly annuity payment of $227.99.